As filed with the Securities and Exchange Commission on April 29, 2005

Registration No. 333-19725
Registration No. 811-08017

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 16	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 37	☑

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President, General Counsel and Secretary	Vice President
Annuity Investors Life Insurance Company	Annuity Investors Life Insurance Company
P.O. Box 5423	P.O. Box 5423
Cincinnati, Ohio 45201-5423	Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)

KEVIN COONEY, ESQ.
Frost Brown Todd LLC
201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☑	on April 29, 2005 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ANNUITY INVESTORS VARIABLE ACCOUNT B
333-19725

Cross-Reference Sheet

Form N-4 Part A Item No.			Heading in Prospectus

1.	Cover Page		Cover Page

2.	Definitions		Definitions; Glossary of Financial Terms

3.	Synopsis		Overview

4.	Condensed Financial Information

	(a)	Accumulation Unit Values	Condensed Financial Information

	(b)	Performance Information	Performance Information

	(c)	Financial Statements	Financial Statements

5.	General Description of Registrant,
Depositor and Portfolio Companies

	(a)	Depositor	Annuity Investors Life Insurance Company ®

	(b)	Registrant	The Separate Account

	(c)	Portfolio Company	The Portfolios

	(d)	Prospectus	The Portfolios

	(e)	Voting Rights	Voting Rights

6.	Deductions and Expenses

	(a)	Deductions	Charges and Deductions

	(b)	Sales load	Not Applicable

	(c)	Special purchase plans	Not Applicable

	(d)	Commissions	Distribution of Variable Annuity Contracts

	(e)	Portfolio expenses	Fee Table

	(f)	Operating expenses	Fee Table

7.	Contracts

	(a)	Persons with Rights	Persons with Rights Under a Contract; Voting Rights

	(b)	(i) Allocations of
		Premium Payments	Purchase Payments

		(ii) Transfers	Transfers

		(iii) Exchanges	Additions, Deletions or Substitutions

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Form N-4 Part A Item No.			Heading in Prospectus
	(c)	Changes in contracts or operations	Additions, Deletions or Substitutions

	(d)	Inquiries	How Do I Contact the Company?

	(e)	Frequent Transfer Risks	Other Restrictions

8.	Annuity Period		Benefit Payment Period

9.	Death Benefit		Death Benefit

10.	Purchases and Contract Values

	(a)	Purchases	Purchase Payments, Investment Options - Allocations; Account Value; Glossary of Financial Terms

	(b)	Valuation	Account Value; Definitions; Glossary of Financial Terms; Charges and Deductions

	(c)	Daily Calculation	Account Value; Accumulation Units; Definitions; Glossary of Financial Terms

	(d)	Underwriter	Distribution of Variable Annuity Contracts

11.	Redemptions

	(a)	By Owner	Surrenders and Withdrawals

		By Annuitant	Not Applicable

	(b)	Texas Optional Retirement Program	Texas Optional Retirement Program

	(c)	Check Delay	Surrenders and Withdrawals

	(d)	Involuntary Redemption	Termination

	(e)	Free Look	Right to Cancel

12.	Taxes		Federal Tax Matters

13.	Legal Proceedings		Legal Proceedings

14.	Table of Contents for Statement of Additional Information		Statement of Additional Information

Form N-4 Part B Item No.		Heading in SAI or Prospectus
15.	Cover Page	Cover Page

16.	Table of Contents	Table of Contents

17.	General Information and History	General Information and History

18.	Services

3

Form N-4 Part B Item No.			Heading in SAI or Prospectus

	(a)	Fees and Expenses of	(Prospectus) Fee Table
Registrant

	(b)	Management-Contracts	Not Applicable

	(c)	Custodian	Not Applicable

		Independent Auditors	Experts

	(d)	Assets of Registrant	Not Applicable

	(e)	Affiliated Person	Not Applicable

	(f)	Principal Underwriter	Not Applicable

19.	Purchase of Securities Being Offered		(Prospectus) Distribution of Variable Annuity Contracts

	Offering Sales Load		Not Applicable

	Frequent Transfer Arrangements		(Prospectus) Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers

20.	Underwriters		(Prospectus) Distribution of Variable Annuity Contracts

21.	Calculation of Performance Data

	(a)	Money Market Funded	Money Market Subaccount Standardized Yield Calculation
Subaccounts

	(b)	Other Subaccounts	Not Applicable

22.	Annuity Payments		(Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit; (SAI) Benefits Units-Transfer Formulas

23.	Financial Statements		Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE SPIRIT®
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2005

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts”. Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). The Contracts currently offer 33 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

AIM Variable Insurance Funds

-AIM V.I. Capital Development Fund-Series I Shares
-AIM V.I. Core Stock Fund-Series I Shares
-AIM V.I. Financial Services Fund-Series I Shares
-AIM V.I. Health Sciences Fund-Series I Shares
(To be renamed to AIM V.I. Global Health Care Fund,
effective July 1, 2005)
-AIM V.I. High Yield Fund-Series I Shares
-AIM V.I. Small Cap Equity Fund-Series I Shares
-AIM V.I. Small Company Growth Fund-Series I Shares

American Century® Variable Portfolios, Inc.

-American Century VP Large Company Value Fund-Class I
-American Century VP Mid Cap Value Fund-Class I
-American Century VP Ultra® Fund-Class I
-American Century VP Vista SM Fund-Class I

Dreyfus Investment Portfolio

-Dreyfus IP Technology Growth Portfolio-Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.-Initial

Dreyfus Stock Index Fund, Inc.-Initial Shares

Dreyfus Variable Investment Fund

-Dreyfus VIF Appreciation Portfolio-Initial Shares
-Dreyfus VIF Developing Leaders Portfolio-Initial Shares
-Dreyfus VIF Growth and Income Portfolio-Initial Shares
-Dreyfus VIF Money Market Portfolio

Janus Aspen Series

-Janus Aspen Series Balanced Portfolio-Institutional Shares
-Janus Aspen Series Forty Portfolio-Institutional Shares
-Janus Aspen Series International Growth Portfolio-Inst. Shares
-Janus Aspen Series Large Cap Growth Portfolio-Inst. Shares
-Janus Aspen Series Mid Cap Growth Portfolio-Inst. Shares

Oppenheimer Variable Account Funds

-Oppenheimer Balanced Fund/VA-Initial Series
-Oppenheimer Capital Appreciation Fund/VA-Initial Series
-Oppenheimer Main Street Fund®/VA-Initial Series

PIMCO Variable Insurance Trust

-PIMCO VIT Real Return Portfolio-Administrative Class
-PIMCO VIT Total Return Portfolio-Administrative Class

Scudder VIT Funds

-Scudder VIT Small Cap Index Fund-Class A

Van Kampen-The Universal Institutional Funds, Inc.
-Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
-Van Kampen UIF U.S. Real Estate Portfolio-Class I
-Van Kampen UIF Value Portfolio-Class I

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2005, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (“SEC”). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC’s web site: http://www.sec.gov. The registration number is 333-19725. The table of contents for the SAI is printed on the last page of this prospectus.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are Not FDIC or NCUSIF Insured
▪	The Contracts are Obligations of the Company and Not of the Bank or Credit Union
▪	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts
▪	The Contracts Involve Investment Risk and May Lose Value

DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

Account Value

The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.

Accumulation Period

The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation Unit

A share of a Subaccount that an Owner purchases during the Accumulation Period.

Accumulation Unit Value

The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

Annuity Commencement Date

The first day of the first payment interval for which an annuity benefit payment is to be made. For tax qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.

Benefit Payment Period

The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit

A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value

The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

Death Benefit Valuation Date

The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

Net Asset Value

The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

Owner

For purposes of this prospectus, references to Owner means the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself).

Valuation Date

A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

OVERVIEW

What is the Separate Account?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

What Are the Contracts?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.

How Do I Purchase or Cancel a Contract?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?

A contingent deferred sales charge (“CDSC”) may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. The CDSC will be waived in its entirety following the tenth Contract Anniversary for Contracts issued pursuant to Internal Revenue Code 403(b) (if the Contract is issued without an employer plan endorsement), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal and surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

▪	a transfer fee for certain transfers among investment options;

▪	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

▪	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);

▪	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

▪	premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2004 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.

How Do I Contact the Company?

Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.annuityinvestors.com.

EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdrawal amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

Contract Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge (applies to purchase payments only)	7%
Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee	$30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)	$25
Loan Interest Spread*	3%

*	The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Fee	$30

Separate Account Annual Expenses

(as a percentage of the average value of the Owner’s interest in the Subaccounts)

			Enhanced Contracts
			with Administration
	Standard Contracts	Enhanced Contracts	Charge Waived
Mortality and Expense Risk Charge	1.25%	0.95%	0.95%
Administration Charge	0.15%	0.15%	0.00%

Total Separate Account Annual Expenses	1.40%	1.10%	0.95%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)

	Minimum	Maximum
Prior to any fee waiver or expense reimbursement *	0.26%	2.00%
After reimbursement of contractual expenses **	0.26%	1.36%

*	The expenses are shown for the year ended December 31, 2004, and do not reflect any fee waiver or expense reimbursements.

**	The advisors and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2006. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

Portfolio Annual Expenses (Before Expense Reimbursement)

			Total Annual
Portfolio Without Sevice Fees	Management Fees	Other Expenses	Expenses(1)
AIM V.I. Capital Development Fund-Series I Shares(2)	0.75	0.35	1.10
AIM V.I. Core Stock Fund-Series I Shares(3)	0.75	0.46	1.21
AIM V.I. Financial Services Fund-Series I Shares	0.75	0.37	1.12
AIM V.I. Health Sciences Fund-Series I Shares(2)	0.75	0.36	1.11
AIM V.I. High Yield Fund-Series I Shares(4)	0.62	0.42	1.04
AIM V.I. Small Cap Equity Fund-Series I Shares(2)	0.85	1.15	2.00
AIM V.I. Small Company Growth Fund-Series I Shares(2)	0.75	0.61	1.36
American Century VP Large Company Value Fund-Class I Shares(5)	0.90	—	0.90
American Century VP Mid Cap Value Fund-Class I Shares(5)	1.00	—	1.00
American Century VP Ultra® Fund-Class I Shares(5)	1.00	—	1.00
American Century VP VistaSM Fund-Class I Shares(5)	1.00	—	1.00
Dreyfus IP Technology Growth Portfolio-Initial Shares	0.75	0.10	0.85
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	0.75	0.07	0.82
Dreyfus Stock Index Fund, Inc.-Initial Shares	0.25	0.01	0.26
Dreyfus VIF Appreciation Portfolio-Initial Shares	0.75	0.04	0.79
Dreyfus VIF Developing Leaders Portfolio-Initial Shares	0.75	0.04	0.79
Dreyfus VIF Growth and Income Portfolio-Initial Shares(6)	0.75	0.07	0.82
Dreyfus VIF Money Market Portfolio	0.50	0.10	0.60
Janus Aspen Series Balanced Portfolio-Institutional Shares	0.55	0.01	0.56
Janus Aspen Series Forty Portfolio-Institutional Shares(7)	0.64	0.02	0.66
Janus Aspen Series International Growth Portfolio-Institutional Shares	0.64	0.04	0.68
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares(9)	0.64	0.02	0.66
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	0.64	0.01	0.65
Oppenheimer Balanced Fund/VA-Initial Series	0.72	0.02	0.74
Oppenheimer Capital Appreciation Fund/VA-Initial Series	0.64	0.02	0.66
Oppenheimer Main Street Fund®/VA-Initial Series	0.66	0.01	0.67
Scudder VIT Small Cap Index Fund-Class A	0.35	0.13	0.48
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I(9)	0.38	0.32	0.70
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I(9)	0.72	0.30	1.02
Van Kampen UIF U.S. Real Estate Portfolio-Class I(9)	0.76	0.26	1.02
Van Kampen UIF Value Portfolio-Class I	0.55	0.40	0.95

	Management			Total Annual
Portfolio with Service Fees	Fee	12b-1 Fees	Other Expenses	Expenses
PIMCO Real Return Portfolio-Administrative Class(10) (11)	0.25	0.15	0.25	0.65
PIMCO Total Return Portfolio-Administrative Class(10) (11)	0.25	0.15	0.25	0.65

(1)	Data for each Portfolio are for its fiscal year ended December 31, 2004. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

	Management	Other	Total Annual
Portfolio	Fees	Expenses	Expenses
AIM V.I. Capital Development Fund(12)	0.75	0.34	1.09
AIM V.I. Core Stock Fund(12)	0.75	0.40	1.15
AIM V.I. Health Services Fund(12)	0.75	0.35	1.10
AIM V.I. Small Cap Equity Fund(12)	0.85	0.45	1.30
AIM V.I. Small Company Growth Fund(12)	0.75	0.55	1.30
Scudder VIT Small Cap Index Fund(13)	0.35	0.10	0.45
Van Kampen UIF Value Portfolio(14)	0.45	0.40	0.85

(2)	Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(3)	Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(4)	The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (Subject to the same exclusions discussed above in Note 2) of Series I shares to 1.05% of average daily net assets. The expense limitation agreement is in effect through April 30, 2006.

(5)	Other expenses, which include the fees and expenses of the fund’s independent directors and their legal counsel, as well as interest were less than 0.005% for the most recent fiscal year. See the investment advisor under management for an explanation of strategy assets.

(6)	The Dreyfus Corporation has undertaken, until December 31, 2005, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses do not (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) exceed 1.00%.

(7)	Formerly named Capital Appreciation Portfolio.

(8)	Formerly named Growth Portfolio.

(9)	Expense information has been restated to reflect current fees in effect as of November 1, 2004.

(10)	“Other Expenses” include an Administrative Fee of 0.25%.

(11)	PIMCO has contractually agreed, for the Portfolio’s current fiscal year (12/31), to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees’ fees, 0.65% of average daily net assets. Under the Expenses Limitation Agreement, which renews annually unless terminated by PIMCO upon 30 days’ notice, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12)	The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest ; (iii) taxes; (iv) dividend expense of short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), or items designated as such by the Fund’s Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expenses offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.

(13)	Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.45%.

(14)	The management fee for this Portfolio has been reduced to reflect the voluntary waiver of all or a portion of the management fee and/or reimbursement by the Portfolio’s adviser to the extent total annual operating expenses exceed 0.85%. The Adviser may terminate this voluntary waiver at any time at its sole discretion.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Standard Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	1,068	1,674	2,382	4,875
Minimum	892	1,121	1,417	2,710

(2)	If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	368	1,174	2,082	4,875
Minimum	192	621	1,117	2,710

(3)	If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	368	1,174	2,082	4,875
Minimum	192	621	1,117	2,710

CONDENSED FINANCIAL INFORMATION

				Enhanced with	Number of Enhanced
				Administration	with Administration
Standard	Number of Standard	Enhanced	Number of Enhanced	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Value	Outstanding	Year
AIM V.I. Capital Development Fund-Series I Shares
10.413665	2,721.825	10.416351	0.000	10.417688	0.000	12/31/04
AIM V.I. Core Stock Fund-Series I Shares
12.633069	1,041,727.524	12.916476	4,449.809	13.060826	0.000	12/31/04
12.290843	1,079,564.320	12.528641	7,710.659	12.649559	0.000	12/31/03
10.165715	1,100,758.403	10.331759	5,632.301	10.415998	0.000	12/31/02
12.743764	1,199,392.254	12.913529	3,972.101	12.999453	0.000	12/31/01
14.196834	1,018,117.732	14.343098	2,678.310	14.416950	109.926	12/31/00
13.726769	553,696.171	13.827281	1,667.041	13.877907	0.000	12/31/99
12.120155	200,541.938	12.172796	163.123	12.199230	0.000	12/31/98
10.659157	33,269.983	10.673778	0.000	10.681089	0.000	12/31/97
AIM V.I. Financial Services Fund-Series I Shares
11.051409	208,252.570	11.172949	256.950	11.234312	28.405	12/31/04
10.313195	157,061.561	10.395135	38.751	10.436461	0.000	12/31/03
8.070175	118,822.635	8.110243	0.000	8.130414	0.000	12/31/02
9.616190	71,816.401	9.635286	0.000	9.644875	0.000	12/31/01
AIM V.I. Health Sciences Fund-Series I Shares
10.132965	382,011.757	10.244403	727.654	10.300635	77.557	12/31/04
9.553444	311,542.224	9.629350	552.891	9.667612	179.965	12/31/03
7.580976	210,450.701	7.618614	203.656	7.637544	0.000	12/31/02
10.175290	59,824.959	10.195475	0.000	10.205610	61.085	12/31/01
AIM V.I. High Yield Fund-Series I Shares
10.749148	449,939.142	10.771273	214.851	10.782305	43.918	12/31/04
10.095432	859,221.923	10.290759	188.060	10.389982	0.001	12/31/03
8.186958	488,086.809	8.320679	169.835	8.388454	0.000	12/31/02
8.410616	546,183.962	8.522682	149.057	8.579354	0.000	12/31/01
10.025816	403,918.794	10.129146	121.262	10.181276	134.192	12/31/00
11.510803	221,636.210	11.595106	113.564	11.637523	0.000	12/31/99
10.689459	70,047.913	10.735898	7.556	10.759164	0.000	12/31/98
10.687084	10,260.821	10.701757	0.000	10.709127	0.000	12/31/97
AIM V.I. Small Cap Equity Fund-Series I Shares
10.184771	48.134	10.187404	0.000	10.188714	0.000	12/31/04
AIM V.I. Small Company Growth Fund-Series I Shares
8.873033	123,848.236	8.970653	388.008	9.019944	0.000	12/31/04
7.900935	131,306.947	7.963751	34.809	7.995424	0.000	12/31/03
6.004149	155,173.901	6.033996	0.000	6.049012	0.000	12/31/02
8.838420	27,720.462	8.856003	0.000	8.864827	0.000	12/31/01
American Century VP Large Company Value Fund-Class I Shares
10.216542	36,701.792	10.219180	0.000	10.220496	0.000	12/31/04
American Century VP Mid Cap Value Fund-Class I Shares
10.395465	24,970.228	10.398152	0.000	10.399486	0.000	12/31/04

				Enhanced with	Number of Enhanced
				Administration	with Administration
Standard	Number of Standard	Enhanced	Number of Enhanced	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Value	Outstanding	Year
American Century VP Ultra® Fund-Class I Shares
10.386756	598.086	10.389435	0.000	10.390771	0.000	12/31/04
American Century VP VistaSM Fund-Class I Shares
10.399373	4,938.285	10.402055	0.000	10.403392	21.514	12/31/04
Dreyfus IP Technology Growth Portfolios-Initial Shares
10.151024	198.889	10.153642	0.000	10.154947	20.730	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
10.320091	913,267.538	10.551666	5,286.547	10.669460	0.000	12/31/04
9.854396	925,266.631	10.045110	4,815.599	10.141935	0.000	12/31/03
7.930106	960,232.146	8.059684	3,420.290	8.125307	0.000	12/31/02
11.317226	1,066,026.751	11.468022	1,578.746	11.544188	0.000	12/31/01
14.823134	894,007.973	14.975835	600.773	15.052735	29.856	12/31/00
16.894039	408,482.196	17.017705	351.586	17.079770	0.000	12/31/99
13.169143	140,614.024	13.226328	80.398	13.254881	0.000	12/31/98
10.320883	26,332.500	10.335055	0.000	10.342126	0.000	12/31/97
Dreyfus Stock Index Fund, Inc.-Initial Shares
12.911696	4,792,865.682	13.201315	7,554.962	13.348780	680.516	12/31/04
11.835440	4,670,251.024	12.064404	9,003.839	12.180793	680.516	12/31/03
9.349226	4,454,143.840	9.501934	6,861.288	9.579380	3,171.095	12/31/02
12.210993	4,141,595.630	12.373650	4,522.004	12.455945	3,086.013	12/31/01
14.100696	3,598,196.884	14.245940	1,681.580	14.319249	3,844.565	12/31/00
15.760394	2,129,772.165	15.875757	616.234	15.933836	222.802	12/31/99
13.250646	779,485.606	13.308166	56.321	13.337028	0.000	12/31/98
10.479569	69,510.645	10.493943	0.000	10.501129	0.000	12/31/97
Dreyfus VIF Appreciation Portfolio-Initial Shares
12.704674	1,036,367.953	12.989662	6,831.224	13.134636	150.958	12/31/04
12.265787	936,025.635	12.503079	8,455.513	12.623565	150.958	12/31/03
10.264481	821,738.414	10.432114	6,651.281	10.517029	150.958	12/31/02
12.497173	717,965.716	12.663627	5,276.343	12.747715	150.958	12/31/01
13.974173	649,590.073	14.118110	3,407.753	14.190622	155.216	12/31/00
14.262203	517,772.082	14.366606	2,156.774	14.419045	154.147	12/31/99
12.975443	170,523.015	13.031774	100.415	13.059918	0.000	12/31/98
10.103905	18,347.666	10.117776	0.000	10.124633	0.000	12/31/97
Dreyfus VIF Developing Leaders Portfolio-Initial Shares
14.099077	919,021.905	14.415462	6,838.658	14.576616	548.248	12/31/04
12.842412	898,484.551	13.090970	9,249.068	13.217353	491.205	12/31/03
9.888294	887,931.962	10.049896	5,581.765	10.131883	471.199	12/31/02
12.397758	698,539.631	12.563024	2,568.238	12.646674	229.386	12/31/01
13.391746	482,890.909	13.529796	1,048.292	13.599519	375.159	12/31/00
11.984035	275,503.637	12.071820	486.764	12.116077	199.908	12/31/99
9.867472	171,968.905	9.910354	14.492	9.931930	0.000	12/31/98
10.362314	41,359.506	10.376538	0.000	10.383658	0.000	12/31/97

					Number of
	Number of		Number of	Enhanced with	Enhanced with
	Standard		Enhanced	Administration	Administration
Standard	Accumulation	Enhanced	Accumulation	Charges Waived	Charges Waived
AccumulationUnit	Units	AccumulationUnit	Units	Accumulation	Accumulation
Value	Outstanding	Value	Outstanding	Unit Value	Units Outstanding	Year
Dreyfus VIF Growth and Income Portfolio-Initial Shares
11.122877	660,745.227	11.372419	5,058.158	11.499396	0.000	12/31/04
10.496627	594,854.140	10.699714	4,344.521	10.802876	0.000	12/31/03
8.409071	633,983.863	8.546428	2,655.811	8.616047	0.000	12/31/02
11.419341	646,842.656	11.571439	1,474.275	11.648352	0.000	12/31/01
12.299306	572,006.660	12.425981	906.280	12.489868	145.939	12/31/00
12.961023	331,756.261	13.055905	650.409	13.103601	0.000	12/31/99
11.243790	159,409.837	11.292611	5.049	11.251722	0.000	12/31/98
10.196538	32,231.762	10.210527	0.000	10.217481	0.000	12/31/97
Dreyfus VIF Money Market Portfolio
1.140557	5,458,310.932	1.162738	4,618.151	1.175604	0.000	12/31/04
1.146684	11,398,828.937	1.165764	9,040.873	1.177135	0.000	12/31/03
1.153638	26,597,370.970	1.169798	23,476.567	1.179709	0.000	12/31/02
1.153108	17,775,594.379	1.166325	15,244.920	1.174767	0.036	12/31/01
1.128116	7,677,545.259	1.138355	12,985.570	1.145310	280,844.647	12/31/00
1.083700	2,638,837.162	1.090994	8,490.939	1.096462	0.000	12/31/99
1.050876	658,981.650	1.055214	555.360	1.059678	0.000	12/31/98
1.016499	0.000	1.017876	0.000	1.018560	0.000	12/31/97
Janus Aspen Series Balanced Portfolio-Institutional Shares
17.664922	3,596,278.746	18.061165	13,350.072	18.262753	171.888	12/31/04
16.507560	3,685,075.400	16.826897	19,069.761	16.989064	171.888	12/31/03
14.676594	3,702,620.254	14.916257	13,120.266	15.037669	1,282.216	12/31/02
15.907374	3,578,735.833	16.119263	9,654.166	16.226337	1,282.216	12/31/01
16.920712	3,181,464.624	17.095024	6,533.026	17.182875	1,437.831	12/31/00
17.556100	1,571,579.505	17.684597	2,931.027	17.749154	111.555	12/31/99
14.043929	373,285.807	14.104892	214.770	14.135421	0.000	12/31/98
10.604609	30,519.754	10.619159	0.000	10.626394	0.000	12/31/97
Janus Aspen Series Forty Portfolio-Institutional Shares (formerly Capital Appreciation Portfolio)
9.505422	1,369,066.381	9.667060	9,080.188	9.749062	369.844	12/31/04
8.153727	1,483,721.928	8.267358	11,535.264	8.324912	340.749	12/31/03
6.859260	1,548,077.357	6.934292	7,637.061	6.972208	1,816.324	12/31/02
8.247987	1,650,016.481	8.313484	4,570.921	8.346510	1,813.269	12/31/01
10.678675	1,384,637.536	10.731358	1,520.638	10.757867	1,957.004	12/31/00
13.234548	471,936.628	13.260556	4.141	13.273610	170.622	13/31/99
Janus Aspen Series International Growth Portfolio-Institutional Shares
14.542258	681,071.772	14.868462	11,182.362	15.034373	22.784	12/31/04
12.398800	669,789.197	12.638673	15,388.121	12.760432	0.000	12/31/03
9.318679	678,787.112	9.470891	11,468.866	9.547961	0.000	12/31/02
12.698027	675,126.139	12.867174	7,907.782	12.952582	0.000	12/31/01
16.774550	620,740.857	16.947297	4,953.034	17.034254	245.673	12/31/00
20.234788	142,343.325	20.382770	2,330.619	20.457001	0.000	12/31/99
11.256365	45,382.775	11.305246	58.950	11.329668	0.000	12/31/98
9.735841	12,541.039	9.749214	0.000	9.755900	0.000	12/31/97

					Number of
	Number of		Number of	Enhanced with	Enhanced with
	Standard		Enhanced	Administration	Administration
Standard	Accumulation	Enhanced	Accumulation	Charges Waived	Charges Waived
AccumulationUnit	Units	AccumulationUnit	Units	Accumulation	Accumulation
Value	Outstanding	Value	Outstanding	Unit Value	Units Outstanding	Year
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares (formerly Growth Portfolio)
11.805932	1,963,661.008	12.070890	12,071.718	12.205852	128.720	12/31/04
11.455733	2,117,639.460	11.677475	17,617.840	11.790223	128.720	12/31/03
8.817912	2,338,003.425	8.962034	12,164.934	9.035150	128.720	12/31/02
12.166993	2,211,504.181	12.329165	7,211.443	12.411252	128.720	12/31/01
16.393493	1,792,958.592	16.562387	3,980.605	16.647684	269.822	12/31/00
19.453513	643,514.256	19.595874	1,374.992	19.667608	109.122	12/31/99
13.699715	172,190.630	13.759186	84.318	13.789099	0.000	12/31/98
10.239960	32,737.591	10.254006	0.000	10.261077	0.000	12/31/97
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
14.286652	1,246,239.904	14.607357	18,555.090	14.770332	251.906	12/31/04
11.999290	1,291,553.100	12.231626	21,025.289	12.349444	218.778	12/31/03
9.005921	1,290,667.557	9.153163	14,073.466	9.227625	856.311	12/31/02
12.672131	1,215,838.484	12.841113	8,626.211	12.926320	832.210	12/31/01
21.224171	993,843.327	21.442894	3,573.726	21.552802	1,243.427	12/31/00
31.565210	329,807.902	31.796057	829.264	31.911561	159.044	12/31/99
14.199318	53,896.345	14.260947	36.621	14.291595	0.000	12/31/98
10.723950	2,830.076	10.738659	0.000	10.745938	0.000	12/31/97
Oppenheimer Balanced Fund/VA-Initial Series
10.284433	3,001.731	10.287083	0.000	10.288407	21.039	12/31/04
Oppenheimer Capital Appreciation Fund/VA-Initial Series
10.317159	581.341	10.319818	0.000	10.321144	0.000	12/31/04
Oppenheimer Main Street Fund®/VA-Initial Series
10.350617	13,062.128	10.353285	0.000	10.354615	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class
10.156423	10,066.473	10.159043	0.000	10.160349	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class
10.070332	627.100	10.072934	0.000	10.074230	0.000	12/31/04
Scudder VIT Small Cap Index Fund-Class A
14.543337	347,239.433	14.790573	44.787	14.915983	36.274	12/31/04
12.525203	434,240.830	12.699687	8.778	12.788062	144.907	12/31/03
8.673629	165,980.862	8.768488	0.000	8.816430	4.364	12/31/02
11.074827	153,151.939	11.162755	54.021	11.207088	272.943	12/31/01
11.003134	83,894.729	11.057432	8.017	11.084755	95.772	12/31/00
11.606269	15,259.149	11.629080	0.000	11.640544	0.000	12/31/99
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
14.269584	1,040,814.398	14.589653	5,455.212	14.752650	0.000	12/31/04
13.866152	1,111,500.860	14.134373	5,899.268	14.270730	0.000	12/31/03
13.437077	1,065,387.210	13.656469	3,834.895	13.767746	0.000	12/31/02
12.694998	713,042.852	12.864100	1,978.853	12.949664	0.000	12/31/01
11.776122	380,480.921	11.897491	1,180.235	11.958756	134.867	12/31/00
10.749115	279,193.758	10.827853	1,472.104	10.867507	0.000	12/31/99
11.079965	46,348.096	11.128092	30.906	11.152242	0.000	12/31/98
10.412276	4.653	10.426565	0.000	10.443738	0.000	12/31/97

					Number of
	Number of		Number of	Enhanced with	Enhanced with
	Standard		Enhanced	Administration	Administration
Standard	Accumulation	Enhanced	Accumulation	Charges Waived	Charges Waived
AccumulationUnit	Units	AccumulationUnit	Units	Accumulation	Accumulation
Value	Outstanding	Value	Outstanding	Unit Value	Units Outstanding	Year
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
17.572071	467,487.388	17.966354	4,302.132	18.167210	0.000	12/31/04
15.551851	417,352.873	15.852805	3,927.983	16.005864	113.080	12/31/03
11.143745	383,714.571	11.325832	3,089.661	11.418226	28.150	12/31/02
15.699340	335,452.774	15.908551	1,648.470	16.014471	28.150	12/31/01
16.438193	253,713.630	16.607603	650.778	16.693197	46.034	12/31/00
15.049488	183,388.647	15.159702	827.448	15.215264	0.000	12/31/99
12.705082	111,076.120	12.760268	15.684	12.788027	0.000	12/31/98
11.113227	16,674.966	11.128478	0.000	11.136071	0.000	12/31/97
Van Kampen UIF U.S. Real Estate Portfolio-Class I
23.367170	618,052.255	23.891270	4,374.554	24.158129	115.611	12/31/04
17.374679	549,927.036	17.710793	5,725.997	17.881625	69.022	12/31/03
12.811814	469,712.672	13.021061	3,710.088	13.127169	28.392	12/31/02
13.094325	269,466.499	13.268793	1,955.110	13.357067	215.533	12/31/01
12.088940	147,402.642	12.213548	1,151.970	12.276441	1.523	12/31/00
9.482378	86,941.426	9.551867	733.827	9.586849	0.000	12/31/99
9.758808	43,786.457	9.801228	10.564	9.822531	0.000	12/31/98
11.101269	7,200.060	11.116503	0.000	11.124047	0.000	12/31/97
Van Kampen UIF Value Portfolio-Class I
13.978413	807,191.172	14.291958	5,717.704	14.451571	33.363	12/31/04
12.030718	620,028.974	12.263462	5,123.338	12.381730	33.363	12/31/03
9.098209	526,832.864	9.246820	3,689.937	9.322154	33.363	12/31/02
11.851536	401,628.667	12.009406	2,274.954	12.089242	124.533	12/31/01
11.751659	132,621.948	11.872734	1,233.392	11.933810	9.320	12/31/00
9.536137	78,330.649	9.605992	703.796	9.641132	0.000	12/31/99
9.848411	34,212.111	9.891198	23.284	9.912646	0.000	12/31/98
10.204064	9,944.401	10.218060	0.000	10.225073	0.000	12/31/97

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2004. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF-Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Capital Appreciation Portfolio Subaccount and the Scudder Investments VIT Fund Subaccount, or as of May 1, 2001 (the effective date of the Subaccount) for the AIM V.I. Health Sciences Fund Subaccount, AIM V.I. Financial Services Fund Subaccount, and AIM V.I. Small Company Growth Fund Subaccount or as of December 1, 2004 (the effective date of the Subaccounts) for AIM V.I. Capital Development Fund Subaccount, AIM V.I. Small Cap Equity Fund Subaccount, Dreyfus Technology Growth Portfolio Subaccount, the four American Century Variable Portfolio Subaccounts, the three Oppenheimer Variable Account Fund Subaccounts and the two PIMCO Variable Insurance Fund Subaccounts. The beginning Accumulation Unit Value for the Dreyfus VIF-Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.

Financial Statements

The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the Statement of Additional Information.

Performance Information

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

Yield Data

The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.

Total Return Data

The Company may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge (“CDSC”) reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. “Non-standardized” total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

“Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

Other Performance Measures

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

▪	compare the performance of a Subaccount with applicable indices and/or industry averages;

▪	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

▪	compare investment return on a tax-deferred basis with currently taxable investment return; and

▪	illustrate investment returns by graphs, charts, or otherwise.

PORTFOLIOS

The Separate Account currently offers the Subaccounts described below. Each Subaccount is invested in a Portfolio which has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts.

All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio / Advisor	Investment Objective / Strategy

AIM Variable Insurance Funds

AIM V.I. Capital Development Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Core Stock Fund – Series I Shares Advisor - A I M Advisors, Inc. Sub-advisor INVESCO Institutional (N.A.) Inc.	The fund seeks to provide a high total return through both growth and current income. It is actively managed. The fund invests in a mix of securities and debt securities, as well as in options and other investments whose value is based on the values of these securities. The fund normally invests at least 80% of its net assets in common and preferred stocks. The fund may invest up to 25% of its assets in securities of non-U.S. issuers, provided that all such securities are denominated and pay interest in U.S. dollars (such as Eurobonds and Yankee Bonds). Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

AIM V.I. Financial Services Fund – Series I Shares Advisor - A I M Advisors, Inc.	The fund seeks capital growth. It is actively managed. The fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

Portfolio / Advisor	Investment Objective / Strategy

AIM V.I. Health Sciences Fund –
Series I Shares

(To be renamed to AIM V.I. Global Health Care Fund, effective July 1, 2005)

Advisor — A I M Advisors, Inc.

For the period from May 1, 2005 to June 30, 2005:

The fund seeks capital growth. It is actively managed. The fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

Beginning on July 1, 2005:

The fund seeks capital growth. It is actively managed. The fund invests primarily in marketable equity securities, including convertible securities, as well as other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its assets in securities of health care industry companies, which are companies that derive at least 50% of revenues or earnings from health care activities or devotes at least 50% of assets to such activities. The fund will normally invest in securities of companies located in at least three different countries, including the United States. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest up to 20% of its total assets in companies located in developing countries.

AIM V.I. High Yield Fund – Series I Shares

Advisor — A I M Advisors, Inc.

The fund’s investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e. “junk bonds”. In complying with this 80% investment requirement, the fund’s investments may include investmentss in synthetic instruments. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Small Cap Equity Fund – Series I Shares

Advisor — A I M Advisors, Inc.

The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with the 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Small Company Growth Fund – Series I Shares

Advisor — A I M Advisors, Inc.

The fund seeks long-term capital growth. It is actively managed. The fund invests primarily in equity securities and equity-related instruments that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its net assets in small-capitalization companies. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

American Century® Variable Portfolios, Inc.

Portfolio / Advisor	Investment Objective / Strategy

American Century VP Large
Company Value Fund – Class I
Shares

Advisor — American Century
Investment Management, Inc.

The Fund seeks long-term capital growth. In selecting stocks for the Fund, its managers look for companies whose stock price may not reflect the companies’ value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The Fund invests primarily in larger companies. Under normal market conditions, the Fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000® Index.

American Century VP Mid Cap
Value Fund – Class I Shares

Advisor — American Century
Investment Management, Inc.

The Fund seeks long-term capital growth. Its managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. The Fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

American Century VP Ultra®
Fund– Class I Shares

Advisor — American Century
Investment Management, Inc.

The Fund seeks long-term growth. Its managers look for stocks of large companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

American Century VP Vista SM
Fund
– Class I Shares

Advisor — American Century
Investment Management, Inc.

The Fund seeks long-term capital growth. Its managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

Dreyfus Portfolios

Dreyfus Investment Portfolio
Technology Growth Portfolio –
Initial Shares

Advisor – The Dreyfus Corporation

The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.

The Dreyfus Socially Responsible
Growth Fund, Inc. – Initial Shares

Advisor — The Dreyfus Corporation

The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth with current income as a secondary goal. To pursue these goals, the fund under normal circumstances invests at least 80% of its assets in the common stock of companies that Dreyfus believes meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Portfolio / Advisor	Investment Objective / Strategy

Dreyfus Stock Index Fund, Inc., – Initial Shares

Advisor — The Dreyfus Corporation

Index Manager — Mellon Equity Associates (an affiliate of Dreyfus)

The Dreyfus Stock Index Fund, Inc. seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

Dreyfus Variable Investment Fund
(“VIF”) Appreciation Portfolio – Initial Shares

Advisor — The Dreyfus Corporation

Sub-Advisor — Fayez Sarofim & Co.

The VIF Appreciation Portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market values of more than $5 billion at the time of purchase including multinational companies.

Dreyfus Variable Investment Fund (“VIF”) Developing Leaders Portfolio – Initial Shares

Advisor — The Dreyfus Corporation

The VIF Development Leaders Portfolio seeks capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: those characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests in market capitalizations of less than $2 billion at the time of purchase.

Dreyfus Variable Investment Fund (“VIF”) Growth and Income Portfolio – Initial Shares

Advisor — The Dreyfus Corporation

The VIF Growth and Income Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue these goals, the portfolio invests primarily in stocks of domestic and foreign issuers.

Dreyfus Variable Investment Fund (“VIF”) Money Market Portfolio

Advisor — The Dreyfus Corporation

The VIF Money Market Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This portfolio invests in a diversified portfolio of high quality short-term debt securities. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Janus Aspen Series

Janus Aspen Series Balanced
Portfolio – Institutional Shares

Advisor — Janus Capital Management LLC

This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.

Janus Aspen Series Forty (formerly Capital Appreciation) Portfolio – Institutional Shares

Advisor — Janus Capital Management LLC

This non-diversified portfolio seeks long-term growth of capital by investing primarily in a core group of 20-40 common stocks selected for their growth potential. The portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Portfolio / Advisor	Investment Objective / Strategy

Janus Aspen Series International Growth Portfolio – Institutional Shares

Advisor — Janus Capital Management LLC

This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities from at least five different countries, excluding the United States. International investing may present special risks, including currency fluctuations and social and political developments.

Janus Aspen Series Large Cap Growth Portfolio (formerly Growth) – Institutional Shares

Advisor — Janus Capital Management LLC

This portfolio seeks long-term capital growth by adopting a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000® Index, at the time of purchase. For the Portfolio’s 80% policy, net assets will take into account borrowings for investment purposes.

Janus Aspen Series Mid Cap Growth Portfolio – Institutional Shares

Advisor — Janus Capital Management LLC

This diversified portfolio seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 80% of its net assets in medium-sized companies.

Oppenheimer Variable Account Funds

Oppenheimer Balanced Fund VA – Initial Series

Advisor — OppenheimerFunds

The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

Oppenheimer Capital Appreciation Fund VA – Initial Series

Advisor — OppenheimerFunds

The Fund seeks capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Main Street Fund ® VA – Initial Series

Advisor — OppenheimerFunds

The Fund seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PIMCO Variable Insurance Trust

PIMCO VIT Real Return Portfolio – Administrative Class

Advisor — Pacific Investment
Management Company LLC

The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT Total Return Portfolio – Administrative Class

Advisor — Pacific Investment Management Company LLC

The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its assets in a diversified Portfolio of Fixed Income Instruments of varying maturities. The Fund’s average portfolio duration normally varies within a three- to six-year time frame, based on the Advisor’s forecast for interest rates.

Portfolio / Advisor	Investment Objective / Strategy

Scudder VIT Funds

Scudder VIT Small Cap Index (1)

Advisor — Deutsche Asset

Management, Inc.

Investments in small-size company stocks generally carry greater risks than are typically associated with larger companies for various reasons such as steeper price fluctuations, narrower markets, limited financial resources, and less liquid stock. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance.

“Russell 2000®” is a trademark of the Frank Russell Company and has been licensed for use by the VIT Small Cap Index Fund’s investment advisor. It is not possible to invest directly in the index.

(1) Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.

Van Kampen-The Universal Institutional Funds, Inc.

Van Kampen UIF Core Plus Fixed Income Portfolio – Class I

Adviser — Van Kampen(1)

The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as “junk bonds”).

Van Kampen UIF U.S. Mid Cap
Value Portfolio – Class I

Adviser — Van Kampen(1)

The investment objective of the Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Adviser seeks attractively valued companies experiencing a change that is believed could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency.

Van Kampen UIF U.S. Real Estate Portfolio – Class I

Adviser — Van Kampen(1)

The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).

Van Kampen UIF Value Portfolio – Class I

Adviser — Van Kampen(1)

The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.

(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002 Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the U.S. Mid Cap Value, Value and Core Plus Fixed Income Portfolios.

Additions, Deletions, or Substitutions

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company’s control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended (“1940 Act”), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

Voting Rights

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company® which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”), a publicly traded insurance holding company (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT

The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, 7th Floor, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.

The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through one of its registered representatives, or pays the commissions to other broker-dealers for sales made through one of their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds.

Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract or a percentage of the contract value (sometimes called a trail commission). Commissions may also be based on a broker-dealer’s total sales and other performance factors. The Company may pay additional compensation to broker-dealers for other services not directly related to contract sales. Commissions paid on the contracts and payments for other services are not charged directly to you or your contract value, but indirectly through fees and charges imposed under the contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from the Company’s general assets.

Amounts paid by the Company to GAA for 2004, 2003 and 2002 were $2,262,019, $2,273,389 and $2,980,635, respectively, which amount includes compensation related to other contracts issued through Annuity Investors Variable Account B.

CHARGES AND DEDUCTIONS

Charges and Deductions By the Company

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.

Except as described below, the Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.
Amount of Charge	Up to 7% of each purchase payment withdrawn from the Contract depending on number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for withdrawal or surrender received	0	1	2	3	4	5	6	7 or more
CDSC as a percentage of purchase payment withdrawn or surrendered	7%	6%	5%	4%	3%	2%	1%	0%

When Assessed Assessed Against What	On surrenders or withdrawals of purchase payments during the Accumulation Period.

Purchase payments only, not earnings. See the Surrender and Withdrawals section of this prospectus for information on order of withdrawal of earnings and purchase payments.

Waivers	▪	Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.

	▪	In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

	▪	Upon separation from service if the Contract issued with employer plan endorsement or deferred compensation endorsement.

	▪	If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force ten years or more.

	▪	Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.

	▪	If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

	▪	Successor Owner election. See the Account Value section of this prospectus for information.

	▪	Where required to satisfy state law or required for participation in certain retirement plans.

Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When Assessed	During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.

Assessed Against What	Amounts invested in the Subaccounts. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed Account options.

Waivers	▪	During Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).

	▪	During Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

	▪	In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

	▪	During Benefit Payment Period where required to satisfy state law.

Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time, or the number of transfers which can be made without incurring the charge at any time.

When Assessed	During the Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Administration Charge

Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to make benefit payments during the Benefit Payment Period and to make the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Contracts.” The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.

Premium Taxes

Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Discretionary Waivers of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

Right to Cancel

The Owner of an Individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

Persons With Rights Under a Contract

Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse must make an election within one year of the Owner’s death.

Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrender or withdrawal, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.

Account Statements

During the Accumulation Period, the Company will provide a report of the Contract’s Account Value, and any other information required by law, at least once each contract year. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

Account Value

The value of a Contract during the Accumulation Period is referred to as the “Account Value.” The Account Value at any given time is the sum of: (1) the value of the Owner’s interest in the Fixed Account options as of that time; and (2) the value of the Owner’s interest in the Subaccounts as of that time. The value of the Owner’s interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, withdrawal, surrender, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Accumulation Units

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

▪	transfer from a Subaccount

▪	surrender or withdrawal from the Subaccounts

▪	payment of a death benefit

▪	application of the amounts in the Subaccounts to a settlement option

▪	deduction of the contract maintenance fee

▪	deduction of any transfer fee

Successor Owner Election

If the Contract is issued after May 1, 2004, and the surviving spouse of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner’s death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$2,000	$5,000
Minimum monthly payment under periodic payment program	$ 50	$ 100
Minimum additional payments	$ 50	$ 50
Maximum single purchase payment	$500,000 or Company approval	$500,000 or Company approval

The Company reserves the right to increase or decrease the minimum initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application or order ticket form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket form is not in good order, the Company will attempt to get the application or order ticket form in good order within five business days. If the application or order ticket form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application or order ticket form is in good order. Once the application or order ticket form is in good order, the purchase payment will be applied to the Owner’s account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

The Company may, in its sole discretion, restrict or prohibit the credit of purchase payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Investment Options—Allocations

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options are:

Fixed Accumulation Account Option
One-Year Guaranteed Interest Rate Option
Three-Year Guaranteed Interest Rate Option
Five-Year Guaranteed Interest Rate Option
Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations are:

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10
Minimum allocation to fixed accumulation account	$10
Minimum allocation to Fixed Account guarantee period option	$2,000 No amounts may be allocated to a guarantee period option that would extend beyond the Annuity Commencement Date.
Allocations to either Five-Year Guaranteed Interest Rate Option or Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be allocated to the Five-Year Guaranteed Interest Rate Option and the Seven-Year Guaranteed Interest Rate Option only during the first contract year.
Allocation during right to cancel period	No current restrictions, but the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Interests in the Fixed Account options are not securities and are registered with the SEC. Amounts allocated to the Fixed Account options will receive interest at a rate no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The interest rate credited to each purchase payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate credited to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed with the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

The Company may, in its sole discretion, restrict, delay or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Principal Guarantee Program

An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The Principal Guarantee Program is only available during the first Contract year.

Renewal of Fixed Account Guarantee Options

An amount allocated or transferred to a Fixed Account guarantee interest rate option will mature at the end of the guarantee period. When an amount matures, the Owner may elect to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, the amount will be allocated to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.

Transfers

If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

The current restrictions on transfers are:

Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less
Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less
Minimum transfer to Fixed Account guarantee period option	$2,000 No amounts may be transferred to a guarantee period option, that would extend beyond the Annuity Commencement Date.
Maximum transfer from Fixed Account option other than Fixed Account guarantee period option which is maturing	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.
Transfers to either Five-Year Guaranteed Interest Rate Option or Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be OPTION transferred to the Five-Year Guaranteed Interest Rate Option and the Seven-Year Guaranteed Interest Rate Option only during the first contract year.
Transfers from Fixed Account options	▪ May not be made prior to first contract anniversary.

▪ Amounts transferred from Fixed Account options to
  Subaccounts may not be transferred back to Fixed Account
  options for a period of 6 months from the date of the
original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. The Company may, in its sole discretion, restrict, or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Automatic Transfer Programs

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Minimum Account
Service	Description	Requirements	Limitations/Notes

Dollar Cost Averaging
There are risks involved in switching between investments available under the Contract. Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.
Portfolio Rebalancing	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.
Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.

Telephone, Facsimile or Internet Transfers

Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company’s web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Termination of Automatic Transfer Programs

The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the service. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers

Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

The Company discourages (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:

•	the dilution of Accumulation Unit Values or Portfolio net asset values;

•	Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.

U.S. Mail Restrictions

The Company monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, if a Contract Owner executes multiple transfers involving 10 underlying Portfolios in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing and Interest Sweep.

As a result of this monitoring process, the Company may restrict the method of communication by which transfer requests will be accepted. In general, the Company will adhere to the following guidelines:

Trading Behavior	The Company’s Response
6 or more transfer events in one Contract year quarter	The Company will mail a letter to the Contract Owner notifying them that:
     (1)     they have been identified as engaging in harmful trading practices; and
     (2)     if their transfer events exceed 12 in one Contract year, the Owner will be limited to submitting transfer requests via regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed).
More than 12 transfer events in one Contract year	The Company will automatically limit the Contract Owner to submitting transfer requests via regular first-class U.S. mail.

On each Contract anniversary, the Company will start the monitoring anew, so that each Contract starts with 0 transfer events the first day of each new Contract year. See, however, the “Other Restrictions” provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.

Other Restrictions

The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:

•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event;

•	the number of transfer events completed in the current Contract year quarter; or

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformily and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.

Surrender and Withdrawals

An Owner may surrender a Contract in full or take a partial withdrawal during the Accumulation Period. A CDSC may apply on any surrender or withdrawal. The restrictions and charges on surrenders and withdrawals are:

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of withdrawal	$500
Minimum remaining Surrender Value after withdrawal	$500
Amount available for surrender or withdrawal (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)	Account Value subject to tax law or employer plan restrictions on withdrawals or surrenders	Account Value, subject to employer plan restrictions on withdrawals
Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)
Contract maintenance fee on surrender	$30 (no CDSC applies to fee)
Contingent deferred sales charge (“CDSC”)	Up to 7% of purchase payments
Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from accumulated earnings (no CDSC applies) and then from purchase payments on “first-in, first-out” basis (CDSC may apply)

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request, unless the Owner requests that the withdrawal be from a specific investment option. A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of the amount surrendered or withdrawn may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawals as allowed by state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege

The Company will waive the CDSC on a full or partial withdrawal during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

Long-Term Care Waiver Rider

If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

Systematic Withdrawal

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

Contract Loans

The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

Termination

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

BENEFIT PAYMENT PERIOD

Annuity Benefit

An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than Annuity Commencement Date.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

Death Benefit

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request, and may be made or changed at any time.

The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.

In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.

Death Benefit Amount

The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2000 and again in 2003, the Company sought approval from the various states for an endorsement with revised provisions concerning the determination of the Death Benefit Amount (the “2000 Death Benefit Endorsement” and “2003 Death Benefit Endorsement,” respectively). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.

Death Benefit Amount (Version 1)

This Version 1 of the Death Benefit Amount applies to:

     1) all Group and Individual Contracts issued in any state after May 1, 2005 (except for Minnesota for Group Contracts until the 2003 Death Benefit Endorsement is approved for that Contract in that state); and

     2) all Group and Individual Contracts issued prior to May 1, 2005 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

Death Benefit Amount
The Death Benefit will equal the greatest of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total of all your purchase payments, reduced proportionally for partial surrenders; or

3)	the Historic High Value.

The Historic High Value is equal to the lesser of (a) 200% of the total purchase payments, reduced proportionally for withdrawals and (b) the High Value, reduced proportionally for withdrawals taken after the High Value was reached. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 65. If the Contract was issued after the Owner’s 60th birthday, there is no High Value. If the Death Benefit Valuation Date is before the fifth Contract anniversary, then there is no High Value. If there is no High Value. I there is no High Value, then there is no Historic High Value.

The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans. The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawals. The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date.

Death Benefit Amount (Version 2)

This Version 2 of the Death Benefit Amount applies to:

1)	all Individual Contracts issued in Minnesota and California prior to May 1, 2005 and after the 2000 Death Benefit Endorsement was approved but before the 2003 Death Benefit Endorsement was approved; and

2)	all Individual Contracts issued in any state (except Oregon, South Carolina or Washington) after the 2000 Death Benefit Endorsement was approved, but before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The Death Benefit will equal the greatest of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the Minimum Death Benefit; or

3)	the Historic High Value;

The Minimum Death Benefit is equal to total purchase payments, reduced proportionally for withdrawals, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal. If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date. If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract Anniversary prior to the 80th birthday. No interest will be added if the Owner was Age 80 before this Contract was issued.

The Historic High Value is equal to the High Value, reduced proportionally for withdrawals taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal. The High Value is the largest Account Value on the fifth or any subsequent Contract Anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the Owner’s 75th birthday, there is no High Value. This means there is no Historic High Value.

The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date. Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

For all Contracts, the Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

Death Benefit Amount (Version 3)

This Version 3 of the Death Benefit Amount applies to:

1)	all Individual Contracts issued in Oregon, South Carolina or Washington before the 2003 Death Benefit Endorsement was approved in those states;

2)	all Individual Contracts issued in all other states before the 2000 Death Benefit Endorsement was approved by those states; and

3)	all Group Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a successor Owner of the Contract, the death benefit will be paid on the death of the successor Owner if he or she dies during the Accumulation Period.

The death benefit will be an amount equal to the largest of the following three amounts:

1)	The Account Value on the Death Benefit Valuation Date

2)	The total purchase payment(s), with interest at three percent (3%) per year through the Death Benefit Valuation Date or the Owner’s 80th birthday if earlier, compounded annually, less any partial surrenders and any contingent deferred sales charges that applied to those amounts

3)	The largest Account Value on any contract anniversary after the fourth contract anniversary and prior to the Death Benefit Valuation Date or the Owner’s 80th birthday if earlier, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

Payment of Benefits

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Settlement Options

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

Calculation of Fixed Dollar Payments

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male), with interest at 1% per year, compounded annually.

For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code (“IRC”) Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

Calculation of Variable Dollar Payments

The variable dollar base payment is the amount it would be if it were a fixed dollar payment calculated at the Company’s minimum guaranteed settlement option factors.

The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than that rate of interest.

The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar basee payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

Commuted Values

After receiving benefits under a Contract for at least 5 years, the person entitled to payments may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of the payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement option elected.

Payments contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation and are subject to change. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the group contract owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities (“IRAs”), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions may be made after five years once the Owner attains age 59 1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities

IRC 403(b) of the Code permits contributions to a “tax-sheltered annuity” or “TSA” for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.

Texas Optional Retirement Program

The Texas Optional Retirement Program (“ORP”) provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee’s vesting status and, if the employee is living and under age 70 1/2, the employee’s retirement or other termination from employment.

Texas Teachers Retirement System

The Texas Teachers Retirement System (“TRS”) provides for the purchase of IRC 403(b) Tax-Sheltered Annuities. In order to qualify for inclusion as an investment option in the TRS program, the Contracts are subject to certain requirements established by TRS. Among other things, the TRS requirements impose limitations on total expenses (including expenses of the Portfolios). As a result, some of the Subaccounts and their underlying Portfolios may not be available to TRS Contract Owners for allocation of purchase payments or transfers. Similarly, certain optional benefits that are, or may be, offered to other Contract Owners for an extra charge may not be available to TRS Contract Owners due to these limitations.

Pension and Profit Sharing Plans

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

Governmental Deferred Compensation Plans

State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

Nonqualified Deferred Compensation Plans

Non-governmental tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (and governmental employers may do so in connection with a plan taxed under IRC 457(f)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees’ gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors. Benefit payments under the employer plan (whether or not made from the Contract) may be subject to restrictions imposed by the IRC or by the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts.

Tax-Qualified Plans
	Nonqualified Deferred Compensation Plans	Basic Non-Tax-Qualified Contracts

Plan Types	• IRC §401 (Pension and Profit Sharing)	• IRC §72 only
• IRC §403(b) (Tax-Sheltered Annuities)
• IRC §408 (IRA, SEP, SIMPLE IRA)
• IRC §408A (Roth IRA)
• IRC §457
• Nonqualified Deferred Compensation

Who May Purchase a Contract	Natural person, employer, or employer plan. Nonqualified deferred compensation plans will generally lose tax-deferred status of Contract itself.	Anyone. Non-natural person may purchase but will generally lose tax-deferred status.

Taxation of Surrenders	If there is an after-tax “investment in the contract,” a pro rata portion of the amount surrendered is taxable income based on the ratio of “investment in the contract” to Account Value. Usually, 100% of distributions from a qualified plan must be included in taxable income because there were no after-tax contributions and therefore no “investment in the contract.” Qualified distributions from §408A Roth IRA may be completely tax free.

Surrenders prior to age 59 1/2 may be subject to 10% tax penalty (25% for a SIMPLE IRA within the first two years of participation).

Surrenders from tax-qualified Contracts may be restricted to meet requirements of the Internal Revenue Code or the terms of a retirement plan.	Account Value in excess of “investment in the contract” is included in taxable income. Generally, the “investment in the contract” will equal the sum of all purchase payments less prior non-taxable withdrawals. Surrenders are deemed to come from earnings first, and “investments in the contract” last.

For a Contract purchased as part of an IRC Section 1035 exchange which includes contributions made before August 14, 1982 (“pre-TEFRA contributions”) partial withdrawals are not taxable until the pre-TEFRA contributions have been returned.

The taxable portion of any surrender prior to age 59 1/2 may be subject to a 10% tax penalty.

Taxation of Benefit Payments (annuity benefit payments or death benefit payments)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Qualified distributions from a Section 408A Roth IRA made five years or more after the first Roth IRA contribution may be completely tax free. The taxable portion of any payments received before age 59 1/2 may be subject to a 10% tax penalty (25% for SIMPLE IRA payments with in the first 2 years of participation). Tax penalties do not apply to any payments after the death of the Owner.

Taxation of Lump Sum Death Benefit Payment	Taxed to recipient generally in same manner as full surrender. Tax penalties do not apply to death benefit distributions.

Assignment of Contract/Transfer of Ownership	Assignment and transfer of Ownership generally not permitted.	Generally, deferred earnings become taxable to transferor at time of transfer and transferee receives an “investment in the contract” equal to the Account Value at that time. Gift tax consequences are not discussed herein.

Withholding	Eligible rollover distributions from Section 401, Section 403(b), and governmental Section 457 plan Contracts subject to 20% mandatory withholding on taxable portion unless direct rollover. Other Section 457 plan benefits and nonqualified deferred compensation plan benefits subject to wage withholding. For all other payments, Payee may elect to have taxes withheld or not.	Generally, Payee may elect to have taxes withheld or not.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar payments.

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC’s web site: http://www.sec.gov. The registration number for the Registration Statement is 333-19725.

OTHER INFORMATION AND NOTICES

Householding — Revocation of Consent

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.

Electronic Delivery of Required Documents

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

Legal Proceedings

The Company and Great American Advisors ® , Inc. are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Copies of the Statement of Additional Information dated May 1, 2005 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.

Name:

Address:

City:

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Zip:

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS®VARIABLE ACCOUNT B

THE COMMODORE SPIRIT ®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2005

Annuity Investors Life Insurance Company® (“the Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2005, for The Commodore Spirit® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE OPTIONAL ENHANCED DEATH BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO MAY 1, 2003 AND YOU PURCHASED THE OPTIONAL ENHANCED DEATH BENEFIT RIDER.

The Statement of Additional Information (“SAI”) dated May 1, 2005, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http://www.sec.gov. The registration number for The Commodore Spirit® is 333-19725.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus or this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.

▪	The contracts are not FDIC or NCUSIF insured.

▪	The contracts are obligations of the company and not of the bank or credit union.

▪	The bank or credit union does not guarantee the company’s obligations under the contracts.

▪	The contracts involve investment risk and may lose value.

SECTIONS OF PROSPECTUS AMENDED OR REPLACED IN THEIR ENTIRETY

The “Separate Account Annual Expenses” and the “ Examples” subsections of the “EXPENSE TABLES” section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

		Optional Death	Optional Death
Separate Account Annual Expenses		Benefit Contracts	Benefit Contracts
(as a % of the average value of the		(Issue Age 65 and	(Issue Age over 65
Owner's interest in the Subaccounts)	Standard Contracts	younger)	and under 79)
Mortality and Expense Risk Charge	1.25%	1.35%	1.50%
Administration Charge	0.15%	0.15%	0.15%
Total Separate Account Annual Expenses	1.40%	1.50%	1.65%

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

The first example assumes you invest $10,000 in a Contract with the Optional Death Benefit and you are over age 65 (highest possible Separate Account charges) for the time periods indicated, and that your investment has a 5% return each year. The example also assumes either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	1,093	1,751	2,514	5,155
Minimum	917	1,202	1,561	3,043

(2)	If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	393	1,251	2,214	5,155
Minimum	217	702	1,261	3,043

(3)	If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	393	1,251	2,214	5,155
Minimum	217	702	1,261	3,043

2

The next example assumes you invest $10,000 in a Contract with no optional features (lowest possible Separate Account charges) for the time periods indicated, and that your investment has a 5% return each year. The example also assumes either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	1,068	1,674	2,382	4,875
Minimum	892	1,121	1,417	2,710

(2)	If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	368	1,174	2,082	4,875
Minimum	192	621	1,117	2,710

(3)	If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	368	1,174	2,082	4,875
Minimum	192	621	1,117	2,710

3

The “CONDENSED FINANCIAL INFORMATION” section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Capital Development Fund-Series I Shares
10.413665	2,721.825	10.412766	0.000	10.411424	0.000	12/31/04
AIM V.I. Core Equity Fund-Series I Shares
12.633069	1,041,727.524	12.540145	3,544.581	12.402125	0.00	12/31/04
12.290843	1,079,564.320	12.212738	2,957.600	12.096597	0.000	12/31/03
10.165715	1,100,758.403	10.111065	2,347.721	10.029707	0.000	12/31/02
12.743764	1,199,392.254	12.687774	1,132.450	12.604335	0.000	12/31/01
14.196834	1,018,117.732	N/A	N/A	N/A	N/A	12/31/00
13.726769	553,696.171	N/A	N/A	N/A	N/A	12/31/99
12.120155	200,541.938	N/A	N/A	N/A	N/A	12/31/98
10.659157	33,269.983	N/A	N/A	N/A	N/A	12/31/97
AIM V.I. Financial Services Fund-Series I Shares
11.051409	208,252.570	11.011283	1,368.437	10.951339	0.000	12/31/04
10.313195	157,061.561	10.286102	876.436	10.245574	0.000	12/31/03
8.070175	118,822.635	8.056892	876.437	8.037010	0.000	12/31/02
9.616190	71,816.401	9.609846	876.437	9.600337	0.000	12/31/01
AIM V.I. Health Sciences Fund-Series I Shares
10.132965	382,011.757	10.096155	1,502.673	10.041208	0.000	12/31/04
9.553444	311,542.224	9.528348	1,503.131	9.490821	0.000	12/31/03
7.580976	210,450.701	7.568511	1,503.619	7.549835	0.000	12/31/02
10.175290	59,824.959	10.168588	1,261.503	10.158532	0.000	12/31/01
AIM V.I. High Yield Fund-Series I Shares
10.749148	449,939.142	10.741765	1,233.507	10.730713	0.000	12/31/04
10.095432	859,221.923	10.031841	1,210.056	9.936502	0.000	12/31/03
8.186958	488,086.809	8.143408	983.299	8.077935	0.000	12/31/02
8.410616	546,183.962	8.374125	646.543	8.319082	0.000	12/31/01
10.025816	403,918.794	N/A	N/A	N/A	N/A	12/31/00
11.510803	221,636.210	N/A	N/A	N/A	N/A	12/31/99
10.689459	70,047.913	N/A	N/A	N/A	N/A	12/31/98
10.687084	10,260.821	N/A	N/A	N/A	N/A	12/31/97
AIM V.I. Small Cap Equity Fund-Series I Shares
10.184771	48.134	10.183894	0.000	10.182575	0.000	12/31/04
AIM V.I. Small Company Growth Fund-Series I Shares
8.873033	123,848.236	8.840784	68.639	8.792640	0.000	12/31/04
7.900935	131.306.947	7.880151	63.208	7.849089	0.000	12/31/03
6.004149	155,173.901	5.994252	27.131	5.979440	0.000	12/31/02
8.838420	27,720.462	8.832577	5.420	8.823828	0.000	12/31/01
American Century VP Large Company Value-Class I Shares
10.216542	36,701.792	10.215664	0.000	10.214341	0.000	12/31/04
American Century VP Mid Cap Value-Class I Shares
10.395465	24,970.228	10.394574	0.000	10.393228	0.000	12/31/04
American Century VP Ultra®-Class I Shares
10.386756	598.086	10.385861	0.000	10.384520	0.000	12/31/04

4

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
American Century VP VistaSM-Class I Shares
10.399373	4,938.285	10.398477	0.000	10.397136	0.000	12/31/04
Dreyfus Technology Growth Portfolio-Initial Shares
10.151024	198.889	10.150148	0.000	10.148837	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
10.320091	913,267.538	10.243995	573,667	10.131229	0.000	12/31/04
9.854396	925,266.631	9.791601	574.951	9.698454	0.000	12/31/03
7.930106	960,232.146	7.887332	576.445	7.823843	0.000	12/31/02
11.317226	1,066,026.751	11.267308	297.025	11.193188	0.000	12/31/01
14.823134	894,007.973	N/A	N/A	N/A	N/A	12/31/00
16.894039	408,482.196	N/A	N/A	N/A	N/A	12/31/99
13.169143	140,614.024	N/A	N/A	N/A	N/A	12/31/98
10.320883	26,332.500	N/A	N/A	N/A	N/A	12/31/97
Dreyfus Stock Index Fund-Initial Shares
12.911696	4,792,865.682	12.816515	10,754.602	12,675499	244.418	12/31/04
11.835440	4,670,251.024	11.760043	10,627.818	11.648244	175.894	12/31/03
9.349226	4,454,143.840	9.298818	10,366.380	9.224023	95.159	12/31/02
12.210993	4,141,595.630	12.157172	6,156.673	12.077250	5.882	12/31/01
14.100696	3,598,196.884	N/A	N/A	N/A	N/A	12/31/00
15.760394	2,129,772.165	N/A	N/A	N/A	N/A	12/31/99
13.250646	779,485.606	N/A	N/A	N/A	N/A	12/31/98
10.479569	69,510.645	N/A	N/A	N/A	N/A	12/31/97
Dreyfus VIF-Appreciation Portfolio-Initial Shares
12.704674	1,036,367.953	12.611044	2,683.933	12,472252	0.000	12/31/04
12.265787	936,025.635	12.187676	2,743.369	12.071769	0.000	12/31/03
10.264481	821,738.414	10.209165	2,136.034	10.127012	0.000	12/31/02
12.497173	717,965.716	12.442111	17.774	12.360270	0.000	12/31/01
13.974173	649,590.073	N/A	N/A	N/A	N/A	12/31/00
14.262203	517,772.082	N/A	N/A	N/A	N/A	12/31/99
12.975443	170,523.015	N/A	N/A	N/A	N/A	12/31/98
10.103905	18,347.666	N/A	N/A	N/A	N/A	12/31/97
Dreyfus VIF-Developing Leaders Portfolio-Initial Shares (formerly Small Cap Portfolio)
14.099077	919,021.905	13.995525	1,884.890	13.841520	0.000	12/31/04
12.842412	898,484.551	12.760941	1,500.700	12.639610	0.000	12/31/03
9.888294	887,931.962	9.835242	1,414.885	9.756123	0.000	12/31/02
12.397758	698,539.631	12.343426	1,920.104	12.262277	0.000	12/31/01
13.391746	482,890.909	N/A	N/A	N/A	N/A	12/31/00
11.984035	275,503.637	N/A	N/A	N/A	N/A	12/31/99
9.867472	171,968.905	N/A	N/A	N/A	N/A	12/31/98
10.362314	41,359.506	N/A	N/A	N/A	N/A	12/31/97
Dreyfus VIF-Growth and Income Portfolio-Initial Shares
11.122877	660,745.227	11.040630	15.504	10.919139	0.000	12/31/04
10.496627	594,854.140	10.429505	36.570	10.330339	0.000	12/31/03
8.409071	633,983.863	8.363529	16.060	8.296242	0.000	12/31/02
11.419341	646,842.656	11.368715	0.881	11.293965	0.000	12/31/01
12.299306	572,006.660	N/A	N/A	N/A	N/A	12/31/00
12.961023	331,756.261	N/A	N/A	N/A	N/A	12/31/99

5

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
11.243790	159,409.837	N/A	N/A	N/A	N/A	12/31/98
10.196538	32,231.762	N/A	N/A	N/A	N/A	12/31/97
Dreyfus VIF-Money Market Portfolio
1.140557	5,458,310.932	1.135018	2,378.735	1.123802	0.000	12/31/04
1.146684	11,398,828.937	1.142058	2,540.928	1.132483	0.000	12/31/03
1.153638	26,597,370.970	1.150055	3,512.734	1.141986	0.000	12/31/02
1.153108	17,775,594.379	1.150535	3,127.264	1.143962	0.000	12/31/01
1.128116	7,677,545.259	N/A	N/A	N/A	N/A	12/31/00
1.083700	2,638,837.162	N/A	N/A	N/A	N/A	12/31/99
1.050876	658,981.650	N/A	N/A	N/A	N/A	12/31/98
1.016499	0.000	N/A	N/A	N/A	N/A	12/31/97
Janus Aspen Series Balanced Portfolio-Institutional Shares
17.664922	3,596,278.746	17.534778	9,505.263	17.341815	579.214	12/31/04
16.507560	3,685,075.400	16.402460	10,198.846	16.246497	948.104	12/31/03
14.676594	3,702,620.254	14.597522	9,029.715	14.480100	715.911	12/31/02
15.907374	3,578,735.833	15.837295	3,807.168	15.733155	4.244	12/31/01
16.920712	3,181,464.624	N/A	N/A	N/A	N/A	12/31/00
17.556100	1,571,579.505	N/A	N/A	N/A	N/A	12/31/99
14.043929	373,285.807	N/A	N/A	N/A	N/A	12/31/98
10.604609	30,519.754	N/A	N/A	N/A	N/A	12/31/97
Janus Aspen Series Capital Appreciation Portfolio-Institutional Shares
9.505422	1,369,066.381	9.451611	5,783.288	9.372331	0.000	12/31/04
8.153727	1,483,721.928	8.115731	6,352.318	8.059826	0.000	12/31/03
6.859260	1,548,077.357	6.834023	6,699.916	6.796979	0.000	12/31/02
8.247987	1,650,016.481	8.225736	6,505.660	8.193291	0.000	12/31/01
10.678675	1,384,637.536	N/A	N/A	N/A	N/A	12/31/00
13.234548	471,936.628	N/A	N/A	N/A	N/A	13/31/99
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
11.805932	1,963,661.008	11.719098	3,242.404	11.590074	0.000	12/31/00
11.455733	2,117,639.460	11.382949	3,520.817	11.274648	0.000	12/31/03
8.817912	2,338,003.425	8.770520	3,725.518	8.699912	0.000	12/31/02
12.166993	2,211,504.181	12.113565	2,990.215	12.033855	0.000	12/31/01
16.393493	1,792,958.592	N/A	N/A	N/A	N/A	12/31/00
19.453513	643,514.256	N/A	N/A	N/A	N/A	12/31/99
13.699715	172,190.630	N/A	N/A	N/A	N/A	12/31/98
10.239960	32,737.591	N/A	N/A	N/A	N/A	12/31/97
Janus Aspen Series International Growth Portfolio-Institutional Shares
14.542258	681,071.772	14.434891	896.152	14.276054	0.000	12/31/02
12.398800	669,789.197	12.319658	1,184.660	12.202513	0.000	12/31/03
9.318679	678,787.112	9.268321	1,063.812	9.193752	0.000	12/31/02
12.698027	675,126.139	12.641893	805.229	12.558761	0.000	12/31/01
16.774550	620,740.857	N/A	N/A	N/A	N/A	12/31/00
20.234788	142,343.325	N/A	N/A	N/A	N/A	12/31/99
11.256365	45,382.775	N/A	N/A	N/A	N/A	12/31/98
9.735841	12,541.039	N/A	N/A	N/A	N/A	12/31/97
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
14.286652	1,246,239.904	14.181621	2,234.591	14.025527	0.000	12/31/02

6

			Number of Optional		Number of Optional
		Optional Death	Death Benefit	Optional Death	Death Benefit
	Number of	Benefit (issue age	(issue age 65 and	Benefit (issue age	(issue age over
Standard	Standard	65 and younger)	younger)	over 65/under 79)	65/under 79)
Accumulation	Accumulation	Accumulation	Accumulation	Accumulation Unit	Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Value	Units Outstanding	Year
11.999290	1,291,553.100	11.923077	2,739.816	11.809676	0.000	12/31/03
9.005921	1,290,667.557	8.957530	2,939.253	8.885444	0.000	12/31/02
12.672131	1,215,838.484	12.616505	1,551.472	12.533526	0.000	12/31/01
21.224171	993,843.327	N/A	N/A	N/A	N/A	12/31/00
31.565210	329,807.902	N/A	N/A	N/A	N/A	12/31/99
14.199318	53,896.345	N/A	N/A	N/A	N/A	12/31/98
10.723950	2,830.076	N/A	N/A	N/A	N/A	12/31/97
Oppenheimer Balanced Fund/VA-IS
10.284433	3,001.731	10.283548	3,000.955	10.282217	0.000	12/31/04
Oppenheimer Capital Appreciation Fund/VA-IS
10.317159	581.341	10.316268	0.000	10.314940	0.000	12/31/04
Oppenheimer Main Street Fund®/VA-ISClass I Shares
10.350617	13,062.128	10.349722	0.000	10.348387	0.000	12/31/04
PIMCO Real Return Portfolio-Administrative Class
10.156423	10,066.473	10.155546	0.000	10.154235	0.000	12/31/04
PIMCO Total Return Portfolio-Administrative Class
10.070332	627.100	10.069464	0.000	10.068162	0.000	12/31/04
Scudder VIT Small Cap Index Fund
14.543337	347,239.433	14.461037	126.904	14.339865	0.000	12/31/04
12.525203	434,240.830	12.466875	127.064	12.381113	0.000	12/31/03
8.673629	165,980.862	8.641731	127.264	8.594957	0.000	12/31/02
11.074827	153,151.939	11.045017	0.000	11.001506	0.000	12/31/01
11.003134	83,894.729	N/A	N/A	N/A	N/A	12/31/00
11.606269	15,259.149	N/A	N/A	N/A	N/A	12/31/99
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
14.269584	1,040,814.398	14.164679	3,763.472	14.008815	0.000	12/31/04
13.866152	1,111,500.860	13.778094	4,004.390	13.647097	0.000	12/31/03
13.437077	1,065,387.210	13.364910	4,148.255	13.257429	0.000	12/31/02
12.694998	713,042.852	12.639254	1,707.009	12.556166	0.000	12/31/01
11.776122	380,480.921	N/A	N/A	N/A	N/A	12/31/00
10.749115	279,193.758	N/A	N/A	N/A	N/A	12/31/99
11.079965	46,348.096	N/A	N/A	N/A	N/A	12/31/98
10.412276	4.653	N/A	N/A	N/A	N/A	12/31/97
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
17.572071	467,487.388	17.443007	1,490.867	17.251006	421.176	12/31/04
15.551851	417,352.873	15.453181	1,480.972	15.306202	0.000	12/31/03
11.143745	383,714.571	11.083937	1,481.185	10.994728	0.000	12/31/02
15.699340	335,452.774	15.630514	1,469.904	15.527702	0.000	12/31/01
16.438193	253,713.630	N/A	N/A	N/A	N/A	12/31/00
15.049488	183,388.647	N/A	N/A	N/A	N/A	12/31/99

7

			Number of Optional		Number of Optional
		Optional Death	Death Benefit	Optional Death	Death Benefit
	Number of	Benefit (issue age	(issue age 65 and	Benefit (issue age	(issue age over
Standard	Standard	65 and younger)	younger)	over 65/under 79)	65/under 79)
Accumulation	Accumulation	Accumulation	Accumulation	Accumulation Unit	Accumulation
Unit Value	Units Outstanding	Unit Value	Units Outstanding	Value	Units Outstanding	Year
12.705082	111,076.120	N/A	N/A	N/A	N/A	12/31/98
11.113227	16,674.966	N/A	N/A	N/A	N/A	12/31/97
Van Kampen UIF U.S. Real Estate Portfolio-Class I
23.367170	618,052.255	23.195474	782.152	22.940309	0.000	12/31/04
17.374679	549,927.036	17.264400	958.761	17.100290	0.000	12/31/03
12.811814	469,712.672	12.743027	1,071.599	12.640537	0.000	12/31/02
13.094325	269,466.499	13.036863	14.584	12.951155	0.000	12/31/01
12.088940	147,402.642	N/A	N/A	N/A	N/A	12/31/00
9.482378	86,941.426	N/A	N/A	N/A	N/A	12/31/99
9.758808	43,786.457	N/A	N/A	N/A	N/A	12/31/98
11.101269	7,200.060	N/A	N/A	N/A	N/A	12/31/97
Van Kampen UIF Value Portfolio-Class I
13.978413	807,191.172	13.875252	1,221.823	13.722542	0.000	12/31/04
12.030718	620,028.974	11.953963	1,175.072	11.840261	0.000	12/31/03
9.098209	526,832.864	9.049071	1,116.611	8.976240	0.000	12/31/02
11.851536	401,628.667	11.799174	31.284	11.721567	0.000	12/31/01
11.751659	132,621.948	N/A	N/A	N/A	N/A	12/31/00
9.536137	78,330.649	N/A	N/A	N/A	N/A	12/31/99
9.848411	34,212.111	N/A	N/A	N/A	N/A	12/31/98
10.204064	9,944.401	N/A	N/A	N/A	N/A	12/31/97

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2004. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF-Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Capital Appreciation Portfolio-Institutional Shares and the two Scudder Investments VIT Funds, or as of May 1, 2001 (the effective date of the Subaccounts) for the AIM V.I. Health Sciences Fund, AIM V.I. Financial Services Fund, and AIM V.I. Small Company Growth Fund or as of December 1, 2004 (the effective date of the Subaccounts) for AIM V.I. Capital Development Fund, AIM V.I. Small Cap Equity Fund, Dreyfus Technology Growth Portfolio, the four American Century Variable Portfolios, the three Oppenheimer Variable Account Funds and the two PIMCO Variable Insurance Funds. The beginning Accumulation Unit Value for the Dreyfus VIF-Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.

Financial Statements

The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the SAI.

Performance Information

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the SAI.

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Yield Data

The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Subaccount other than the money market Subaccount.

Total Return Data

The Company may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge (“CDSC”) reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. “Non-standardized” total return data does not reflect the deduction of CDSC and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges. Total return data will be higher for a Contract without the Optional Death Benefit than for a Contract with this feature. If an Owner selects this feature, total return data will be higher if the Owner is age 65 or younger at issue than if the Owner is over age 65 at issue.

“Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

Other Performance Measures

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

▪	compare the performance of a Subaccount with applicable indices and/or industry averages;

▪	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

▪	compare investment return on a tax-deferred basis with currently taxable investment return;

▪	illustrate investment returns by graphs, charts, or otherwise.

The “Mortality And Expense Risk Charge” subsection of the “CHARGES AND DEDUCTIONS” section of the Contract Prospectus is deleted, and is replaced in its entirety by the following:

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

9

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. Contracts with the 1.25% mortality and expense risk charge are referred to as “Standard Contracts.”

For individual contracts with the optional Enhanced Death Benefit Amount, a daily charge equal to 0.003724% of the daily Net Asset Value for each Subaccount if issued to an Owner age 65 and younger, or 0.004141% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 65 but under age 79, which correspond to an effective annual rate of 1.35% or 1.50%, respectively. Contracts with the optional Enhanced Death Benefit Amount are referred to as “Optional Death Benefit Contracts.” The optional Enhanced Death Benefit Amount is not available for Enhanced Contracts.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	None.

The “BENEFIT PAYMENT PERIOD” section is amended by adding the following material:

Optional Enhanced Death Benefit Amount

If an Owner purchased an individual Contract that was issued before his 79th birthday, the Owner could have elected the optional Enhanced Death Benefit Amount. If elected, the additional charge for this benefit is included in the mortality and expense risk charge as described in the Charges and Deductions section of the Contract Prospectus. This benefit must have been elected before the Contract was issued. It cannot be discontinued after the Contract was issued. The optional Enhanced Death Benefit Amount was not available for Enhanced Contracts.

The Enhanced Death Benefit Amount will equal the greatest of:

1)	the Account Value on the Death Benefit Valuation Date;

2)	the Enhanced Minimum Death Benefit; or

3)	the Enhanced Historic High Value.

The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date. If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract Anniversary prior to the 80th birthday.

The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for partial surrenders taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender. The Enhanced High Value is the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to Age 80.

The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amounts described above.

An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of the Contract Prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year

10

after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE SPIRIT®
THE COMMODORE ADVANTAGE®
AND THE COMMODORE INDEPENDENCE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2005

Annuity Investors Life Insurance Company® (the “Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2005, for either The Commodore Spirit®, The Commodore Advantage® or The Commodore Independence® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:

AIM Variable Investment Funds
-AIM V.I. Dynamics Fund-Series I Shares
-AIM V.I. Total Return Fund-Series I Shares

Janus Aspen Series
-Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares

PBHG Insurance Series Fund
-Liberty Ridge Growth II Portfolio
-Liberty Ridge Large Cap Growth Portfolio
-Liberty Ridge Mid-Cap Portfolio
-Liberty Ridge Select Value Portfolio
-Liberty Ridge Technology & Communications Portfolio

Scudder VIT Funds
-Scudder VIT EAFE® Equity Index Fund
-Scudder VIT Equity 500 Index Fund

The Timothy Plan Variable Series
-The Timothy Plan Conservative Growth Variable Series
-The Timothy Plan Small-Cap Variable Series
-The Timothy Plan Strategic Growth Variable Series

Van Kampen-The Universal Institutional Funds, Inc.
-Van Kampen UIF Emerging Markets Equity Portfolio-Class I

Wells Fargo Variable Trust Fund
-Wells Fargo Advantage Discovery Fund
-Wells Fargo Advantage Opportunity Fund

The AIM V.I. Total Return Fund Closed Subaccount, the Scudder VIT Equity 500 Index Closed Subaccount, and the Van Kampen Emerging Markets Equity Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on April 30, 2001. The Timothy Plan Small-Cap Variable Series Closed Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in that Subaccount on April 30, 2002. The AIM V.I. Dynamics Fund Closed Subaccount, the Janus Aspen Series Worldwide Growth Closed Subaccount, the Liberty Ridge Growth II Closed Subaccount, the Liberty Ridge Large Cap Growth Closed Subaccount, the Liberty Ridge Mid-Cap Growth Closed Subaccount, the Liberty Ridge Select Value Closed Subaccount, the Liberty Ridge Technology & Communications Closed Subaccount, The Timothy Plan Conservative Growth Variable Series Closed Subaccount, and The Timothy Plan Strategic Growth Variable Series Closed Subaccount, the Van Kampen UIF Emerging Markets Equity Portfolio Closed Subaccount, the Wells Fargo Advantage Discovery Fund Closed Subaccounts (The Strong Mid Cap Growth Fund II prior to the April 11, 2005 reorganization), and the Wells Fargo Advantage Opportunity Fund Closed Subaccount (the Strong Opportunity Fund II prior to the April 11, 2005 reorganization) are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. The Scudder VIT EAFE® Equity Index Fund Closed Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in this Subaccount on April 30, 2005. Each of these investment options will become

1

unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2005, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Spirit® is 333-19725; The Commodore Advantage® is 333-51971; and The Commodore Independence® is 333-51955.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.

▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

2

EXPENSE TABLES

The “EXPENSE TABLES” section of the Contract Prospectus is supplemented by adding the following:

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)

	Minimum	Maximum
Prior to any fee waiver or expense reimbursement *	0.26%	2.00%
After reimbursement of contractual expenses **	0.26%	1.65%

* The expenses are shown for the year ended December 31, 2004, and do not reflect any fee waiver or expense reimbursements.

** The advisors and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2006. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

Portfolio Annual Expenses (Before Expense Reimbursement)
(As a percentage of Portfolio average net assets)

			Total
	Management	Other	Annual
Portfolios Without Service Fees	Fees	Expenses	Expenses (1)
AIM V.I. Dynamics Fund-Series I Shares	0.75	0.39	1.14
AIM V.I. Total Return Fund-Series I Shares	0.75	1.08	1.83
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	0.60	0.03	0.63
Liberty Ridge Growth II Portfolio	0.85	0.32	1.17
Liberty Ridge Large Cap Growth Portfolio	0.75	0.35	1.10
Liberty Ridge Mid-Cap Portfolio	0.85	0.32	1.17
Liberty Ridge Select Value Portfolio	0.65	0.27	0.92
Liberty Ridge Technology & Communications Portfolio	0.85	0.28	1.13
Scudder VIT EAFE® Equity Index Fund (2)	0.45	0.37	0.82
Scudder VIT Equity 500 Index Fund	0.20	0.09	0.29
The Timothy Plan Conservative Growth Variable Series	0.10	0.55	0.65
The Timothy Plan Small-Cap Variable Series	1.00	0.63	1.63
The Timothy Plan Strategic Growth Variable Series	0.10	0.66	0.76
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	1.25	0.46	1.71

	Management		Other	Total Annual
Portfolios With Service Fees	Fees	12b-1 Fees	Expenses	Expenses(1)
Wells Fargo Advantage Discovery Fund (3) (4)	0.75	0.25	0.22	1.22
Wells Fargo Advantage Opportunity Fund (3) (4)	0.72	0.25	0.20	1.17

(1) Data for each Portfolio are for its fiscal year ended December 31, 2004. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

	Management		Other	Total Annual
Portfolios With Expense Waiver/Reimbursement	Fees	12b-1 Fees	Expenses	Expenses
AIM V.I. Dynamics Fund (5)	0.75	—	0.38	1.13

3

	Management		Other	Total Annual
Portfolios With Expense Waiver/Reimbursement	Fees	12b-1 Fees	Expenses	Expenses
AIM V.I. Total Return Fund (5)	0.75	—	0.55	1.30
Scudder VIT EAFE® Equity Index Fund (6)	0.28	—	0.37	0.65
The Timothy Plan Conservative Growth Variable Series (7)	0.10	—	0.75	0.85
The Timothy Plan Small-Cap Variable Series (8)	1.00	—	0.20	1.20
The Timothy Plan Strategic Growth Variable Series (7)	0.10	—	0.75	0.85
Van Kampen UIF Emerging Markets Equity Portfolio(9)	1.19	—	0.46	1.65
Wells Fargo Advantage Opportunity Class (10)	0.72	0.25	0.07	1.07
Wells Faro Advantage Discovery Fund (10)	0.75	0.25	0.15	1.15

(2) The Board of Scudder VIT EAFE® Equity Index Fund has approved the termination and liquidation of the Fund effective on or about July 25, 2005 (the “Liquidation Date”). Accordingly, the Fund will redeem involuntarily the share of any shareholder outstanding on the Liquidation Date. Contract holders whose shares are redeemed involuntarily by the Fund on the Liquidation Date will receive the net asset value per share for all shares they own on the Liquidation Date.

(3) On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation (“SFC”) to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund.

(4) The Fund’s investment adviser has implemented a breakpoint schedule for the Fund’s management fees. The management fees charged to the Fund will decline as the Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets.The breakpoint schedule for the Fund is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher.

(5) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.

(6) Pursuant to their respective agreements with Scudder VIF Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one-year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.65%.

(7) The Advisor has contractually agreed to reduce fees payable to it by the Fund and reimburse other expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 0.85% of average daily net assets through May 1, 2005. The Fund has agreed to repay waived and formerly reimbursed expenses within the following three years provided the Fund is able to effect such reimbursements and remain in compliance with applicable limitations.

(8) The Advisor has voluntarily agreed to reduce fees payable to it by the Fund and reimburse other expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital.

(9) Effective November 1, 2004, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65%. Prior to November 1, 2004, the maximum ratio was 1.75%.

(10) The adviser has committed through April 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown.

4

CONDENSED FINANCIAL INFORMATION

The tables below give year-end Accumulation Unit Information for the Commodore Spirit, Commodore Advantage, and Commodore Independence variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2004. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of July 15, 1997 (the Separate Account commencement date) for the AIM Total Return Fund, the Janus Aspen Series Worldwide Growth Portfolio, the Liberty Ridge Growth II Portfolio, the Liberty Ridge Large Cap Growth Portfolio, the Liberty Ridge Technology & Communications Portfolio, and the Van Kampen Emerging Markets Equity Portfolio, or as of May 1, 1998 (the effective date of the Closed Subaccounts) for The Timothy Plan Small-Cap Variable Series, the Wells Fargo Advantage Discovery Fund and the Wells Fargo Advantage Opportunity Fund, or as of May 1, 1999 (the effective date of the Closed Subaccounts) for the Scudder VIT EAFE® Equity Index Fund and the Scudder VIT Equity 500 Index Fund, or as of May 1, 2001 (the effective date of the Closed Subaccounts) for the AIM V.I. Dynamics Fund — Series I Shares, Liberty Ridge Select Value Portfolio, and Liberty Ridge Mid-Cap Portfolio or as of May 1, 2002 (the effective date of the Closed Subaccounts) for The Timothy Plan Conservative Growth Variable Series and The Timothy Plan Strategic Growth Variable Series.

The Commodore Spirit® (Current Contract)

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares
8.229888	77,529.977	8.320433	0.000	8.366155	23.763	12/31/04
7.364205	63,086.332	7.422756	0.000	7.452291	0.000	12/31/03
5.417943	78,143.205	5.444887	0.000	5.458451	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.091444	0.000	12/31/01
AIM V.I. Total Return Fund-Series I Shares
10.588271	176,343.180	10.825781	3,768.034	10.946733	0.000	12/31/04
10.351951	189,787.694	10.552207	8,290.241	10.654006	0.000	12/31/03
8.972997	232,581.391	9.119526	6,257.636	9.193862	0.000	12/31/02
10.134755	361,909.293	10.269754	5,148.355	10.338078	0.708	12/31/01
10.431261	278,576.941	10.538737	3,457.428	10.593005	97.764	12/31/00
10.811807	258,825.173	10.890979	1,936.199	10.930872	0.000	12/31/99
11.348675	154,762.526	11.397954	111.314	N/A	N/A	12/31/98
10.503108	14,641.934	10.517508	0.000	N/A	N/A	12/31/97
Janus Aspen Series Worldwide Growth Portfolio Institutional Shares
12.096493	1,892,337.612	12.367909	10,895.424	12.505798	292.617	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	12.049706	277.111	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	9.810429	2,191.502	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	13.294015	2,191.502	12/31/01
17.039678	2,082,293.354	17.215191	5,014.610	17.303370	3,484.654	12/31/00
20.488548	1,026,072.851	20.638429	2,225.846	20.713399	151.550	12/31/99
12.632936	402,131.168	12.687776	123.659	12.715080	0.000	12/31/98
9.935860	56,665.753	9.949496	0.000	9.956287	0.000	12/31/97
Liberty Ridge Growth II (formerly PBHG Growth II) Portfolio
8.555455	304,965.126	8.747557	2,089.029	8.845416	109.120	12/31/04
8.138532	317,820.223	8.296161	2,127.346	8.376314	109.550	12/31/03
6.564979	317,797.743	6.672344	1,611.620	6.726823	100.503	12/31/02
9.568587	349,991.649	9.696208	698.017	9.760837	98.859	12/31/01
16.299948	351,987.801	16.467965	293.302	16.552852	152.115	12/31/00
19.835104	67,359.578	19.980260	139.873	20.053445	0.000	12/31/99
10.147606	24,618.770	10.191707	6.572	10.213910	0.000	12/31/98

5

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
9.511124	6,195.935	9.524184	0.000	9.530743	0.000	12/31/97
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio
14.184784	680,505.488	14.503053	5,697.210	14.665069	345.406	12/31/04
13.204437	617,461.763	13.459963	5,597.758	13.589802	345.406	12/31/03
10.205869	529,410.520	10.372625	3,680.982	10.457164	46.839	12/31/02
14.641681	541,607.501	14.836772	1,891.823	14.935453	44.069	12/31/01
20.703434	484,474.409	20.916691	756.205	21.024290	156.054	12/31/00
21.307087	158,614.893	21.462991	549.785	21.541442	0.000	12/31/99
13.076352	31,474.961	13.133125	0.000	13.161608	0.000	12/31/98
10.150555	11,415.131	10.164489	0.000	10.171451	0.000	12/31/97
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio
12.545298	925,589.961	12.683240	2,414.681	12.752881	0.000	12/31/04
10.704683	741,933.320	10.789725	3,052.005	10.832611	0.000	12/31/03
8.081499	690,961.567	8.121632	1,544.221	8.141829	0.000	12/31/02
10.074367	224,532.821	10.094376	294.873	10.104428	68.486	12/31/01
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio
7.993146	417,568.527	8.081075	466.386	8.125438	38.597	12/31/04
7.881539	402,147.263	7.944185	431.539	7.975756	0.000	12/31/03
6.755996	379,523.798	6.789558	574.544	6.806434	0.000	12/31/02
9.142710	286,441.118	9.160879	381.369	9.169998	121.546	12/31/01
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio
7.131886	2,141,984.364	7.292080	14,309.514	7.373604	552.226	12/31/04
6.796492	2,169,043.606	6.928189	19,260.743	6.995073	714.093	12/31/03
4.741823	1,894,838.669	4.819438	13,520.388	4.858762	1,227.788	12/31/02
10.450474	1,591,254.973	10.589986	6,960.237	10.660475	993.928	12/31/01
22.227020	1,164,557.256	22.456144	2,313.760	22.571592	1,649.945	12/31/00
38.941.384	433,441.908	39.226135	904.009	39.369150	274.877	12/31/99
11.808346	65,820.143	11.859648	2.516	11.885350	0.000	12/31/98
9.057045	20,974.008	9.069487	0.000	9.076740	0.000	12/31/97
Scudder VIT EAFE® Equity Index Fund
8.714504	447,210.842	8.862654	785.892	8.937797	59.751	12/31/04
7.422777	410,290.151	7.526202	1,041.280	7.578571	59.751	12/31/03
5.644081	187,535.206	5.705805	687.621	5.736991	1,800.556	12/31/02
7.299765	98,100.403	7.357724	296.079	7.386939	1,799.912	12/31/01
9.829207	74,370.108	9.877704	37.562	9.902088	1,818.340	12/31/00
11.958486	6,821.832	11.981984	0.000	11.993767	0.000	12/31/99
Scudder VIT Equity 500 Index Fund
8.852168	175,018.192	9.002659	1,841.196	9.078997	169.804	12/31/04
8.117797	189,979.908	8.230882	2,042.857	8.288159	169.804	12/31/03
6.422838	220,814.702	6.493065	2,727.390	6.528559	179.116	12/31/02
8.383718	236,942.002	8.450260	1,459.618	8.483809	179.116	12/31/01
9.681308	236,998.179	9.729061	66.267	9.753088	190.592	12/31/00
10.815237	73,596.514	10.836517	0.000	10.847192	131.993	12/31/99
The Timothy Plan Conservative Growth Variable Series
10.806880	586,564.485	10.893329	175.420	10.936855	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.419451	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.943061	0.000	12/31/02
The Timothy Plan Small-Cap Variable Series
17.697722	310,246.389	18.052188	2,782.088	18.157863	0.000	12/31/04

6

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
16.103370	325,717.236	16.376328	2,478.777	16.447350	0.000	12/31/03
11.570446	411,952.278	11.731810	1,895.369	11.765228	0.000	12/31/02
14.201161	358,967.966	14.356543	1,265.216	14.376029	0.000	12/31/01
12.876042	256,856.613	12.978169	676.849	12.976380	0.000	12/31/00
12.097693	94,238.615	12.157659	374.501	12.137973	0.000	12/31/99
10.283942	29,293.327	10.304332	17.653	N/A	N/A	12/31/98
The Timothy Plan Strategic Growth Variable Series
10.772978	687,211.128	10.858721	0.000	10.901897	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.179502	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.218868	0.000	12/31/02
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
10.160076	130,531.503	10.388107	1,898.095	10.504312	0.000	12/31/04
8.369484	143,001.695	8.531515	2,153.254	8.613938	0.002	12/31/03
5.670122	143,900.933	5.762828	1,629.643	5.809872	2.142	12/31/02
6.311285	157.013.225	6.395453	744.747	6.438076	2.142	12/31/01
6.844447	171,508.549	6.915029	395.495	6.950699	54.714	12/31/00
11.416896	56,080.554	11,500499	128.179	11.542646	0.000	12/31/99
5.915866	30,255.642	5.941609	0.000	5.954580	0.000	12/31/98
7.911559	9,042.956	7.922446	0.000	7.927919	0.000	12/31/97
Wells Fargo Advantage Discovery Fund (1)
13.972530	628,908.462	14.286136	6,246.605	14.445730	25.023	12/31/04
11.892436	626,038.511	12.122670	5,261.753	12.239623	25.023	12/31/03
8.984712	569,056.186	9.131594	3,337.079	9.206023	797.623	12/31/02
14.588097	573,334.387	14.782585	1,410.277	14.880887	797.623	12/31/01
21.369830	454,659.296	16.974091	1,416.029	17.061357	9.936	12/31/00
25.444156	120,559.085	16.098506	790.953	16.157323	0.000	12/31/99
13.587521	33,197.715	12.064227	15.156	12.090403	0.000	12/31/98
10.707133	2,147.556	10.742083	0.000	10.749472	0.000	12/31/97
Wells Fargo Advantage Opportunity Fund (1)
18.134960	901,005.259	18.541817	3,288.858	18.748860	18.010	12/31/04
15.557210	786,599.201	15.858225	3,558.540	16.011139	122.236	12/31/03
11.513924	666,398.705	11.702014	2,980.451	11.797331	14.922	12/31/02
15.954009	638,318.778	16.166547	1,860.121	16.273988	14.922	12/31/01
16.800998	317,789.969	16.974091	1,416.029	17.061357	9.936	12/31/00
15.981484	138,453.066	16.098506	790.953	16.157323	0.000	12/31/99
12.012034	72,644.387	12.064227	15.156	12.090403	0.000	12/31/98
10.727356	6,416.208	10.742083	0.000	10.749472	0.000	12/31/97

(1)	On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation (“SFC”) to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund.

7

The Commodore Spirit® (Contract with Death Benefit Rider No Longer Available*)

*	See The Commodore Spirit® Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more information.

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares
8.229888	77,529.977	8.199982	100.281	8.155318	0.000	12/31/04
7.364205	63,086.332	7.344844	64.658	7.315884	0.000	12/31/03
5.417943	78,143.205	5.409027	24.686	5.395649	0.000	12/31/02
8.067308	93,275.876	8.061982	0.000	8.053984	0.000	12/31/01
AIM V.I. Total Return Fund-Series I Shares
10.588271	176,343.180	10.510137	0.000	10.394493	0.000	12/31/04
10.351951	189,787.694	10.285910	0.000	10.188122	0.000	12/31/03
8.972997	232,581.391	8.924546	0.000	8.852766	0.000	12/31/02
10.134755	361,909.293	10.089992	0.000	10.023649	0.000	12/31/01
10.431261	278,576.941	N/A	N/A	N/A	N/A	12/31/00
10.811807	258,825.173	N/A	N/A	N/A	N/A	12/31/99
11.348675	154,762.526	N/A	N/A	N/A	N/A	12/31/98
10.503108	14,641.934	N/A	N/A	N/A	N/A	12/31/97
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
12.096493	1,892,337.612	12.007224	2,503.457	11.875064	0.000	12/31/04
11.708282	2,099,555.231	11.633594	2,809.923	11.522959	0.000	12/31/03
9.574914	2,438,561.261	9.523209	2,621.610	9.446581	0.000	12/31/02
13.032840	2,364,153.929	12.975281	1,362.573	12.889939	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	N/A	N/A	12/31/98
9.935860	56,665.753	N/A	N/A	N/A	N/A	12/31/97
Liberty Ridge Growth II (formerly PBHG Growth II) Portfolio
8.555455	304,965.126	8.492828	1,204.913	8.399322	0.000	12/31/04
8.138532	317,820.223	8.087106	1,021.618	8.010171	0.000	12/31/03
6.564979	317,797.743	6.529919	518.350	6.477346	0.000	12/31/02
9.568587	349,991.649	9.526892	272.267	9.464217	0.000	12/31/01
16.299948	351,987.801	N/A	N/A	N/A	N/A	12/31/00
19.835104	67,359.578	N/A	N/A	N/A	N/A	12/31/99
10.147606	24,618.770	N/A	N/A	N/A	N/A	12/31/98
9.511124	6,195.935	N/A	N/A	N/A	N/A	12/31/97
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio
14.184784	680,505.488	14.080397	733.837	13.925454	209.587	12/31/04
13.204437	617,461.763	13.120474	659.261	12.995728	149.392	12/31/03
10.205869	529,410.520	10.150960	1,431.428	10.069293	79.780	12/31/02
14.641681	541,607.501	14.577306	2,007.334	14.481461	4.678	12/31/01
20.703434	484,474.409	N/A	N/A	N/A	N/A	12/31/00
21.307087	158,614.893	N/A	N/A	N/A	N/A	12/31/99
13.076352	31,474.961	N/A	N/A	N/A	N/A	12/31/98
10.150555	11,415.131	N/A	N/A	N/A	N/A	12/31/97
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio
12.545298	925,589.961	12.499711	3,993.478	12.431656	0.000	12/31/04
10.704683	741,933.320	10.676536	3,910.279	10.634472	0.000	12/31/03

8

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
8.081499	690,961.567	8.068197	3,058.963	8.048289	0.000	12/31/02
10.074367	224,532.821	10.067711	1,031.275	10.057747	0.000	12/31/01
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio
7.993146	417,568.527	7.964104	1,380.301	7.920767	0.000	12/31/04
7.881539	402,147.263	7.860838	1,018.770	7.829878	0.000	12/31/03
6.755996	379,523.798	6.744883	580.828	6.728240	0.000	12/31/02
9.142710	286,441.118	9.136677	99.956	9.127647	0.000	12/31/01
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio
7.131886	2,141,984.364	7.079714	1,058.544	7.001750	0.000	12/31/04
6.796492	2,169,043.606	6.753583	1,019.648	6.689302	0.000	12/31/03
4.741823	1,894,838.669	4.716523	976.906	4.678535	0.000	12/31/02
10.450474	1,591,254.973	10.405028	533.324	10.336536	0.000	12/31/01
22.227020	1,164,557.256	N/A	N/A	N/A	N/A	12/31/00
38.941.384	433,441.908	N/A	N/A	N/A	N/A	12/31/99
11.808346	65,820.143	N/A	N/A	N/A	N/A	12/31/98
9.057045	20,974.008	N/A	N/A	N/A	N/A	12/31/97
Scudder VIT EAFE®Equity Index Fund
8.714504	477,210.842	8.665044	119.766	8.592400	0.000	12/31/04
7.422777	410,290.151	7.388091	63.986	7.337226	0.000	12/31/03
5.644081	187,535.206	5.623237	22.891	5.592777	0.000	12/31/02
7.299765	98,100.403	7.280005	0.000	7.251304	0.000	12/31/01
9.783596	74,370.108	N/A	N/A	N/A	N/A	12/31/00
11.958486	6,821.832	N/A	N/A	N/A	N/A	12/31/99
Scudder VIT Equity 500 Index Fund
8.852168	175,018.192	8.801835	0.000	8.728067	0.000	12/31/04
8.117797	189,979.908	8.079773	0.000	8.024170	0.000	12/31/03
6.422838	220,814.702	6.399054	0.000	6.364408	0.000	12/31/02
8.383718	236,942.002	8.360924	0.000	8.327974	0.000	12/31/01
9.681308	286,998.179	N/A	N/A	N/A	N/A	12/31/00
10.815237	73,596.514	N/A	N/A	N/A	N/A	12/31/99

9

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
The Timothy Plan Conservative Growth Variable Series
10.806880	586,564.485	10.778271	4,590.387	10.735463	0.000	12/31/04
10.342389	348,794.768	10.325409	7,343.039	10.299964	0.000	12/31/03
8.916475	167,693.588	8.910599	1,125.801	8.901785	0.000	12/31/02
The Timothy Plan Small-Cap Variable Series
17.697722	310,246.389	17.581568	782.093	17.408569	0.000	12/31/04
16.103370	325,717.236	16.013800	604.436	15.880218	0.000	12/31/03
11.570446	411,952.278	11.517409	4,231.387	11.438200	0.000	12/31/02
14.201161	358,967.966	14.150023	13.748	14.073530	0.000	12/31/01
12.876042	256,856.613	N/A	N/A	N/A	N/A	12/31/00
12.097693	94,238.615	N/A	N/A	N/A	N/A	12/31/99
10.283942	29,293.327	N/A	N/A	N/A	N/A	12/31/98
The Timothy Plan Strategic Growth Variable Series
10.772978	687,211.128	10.744596	590.905	10.702146	0.000	12/31/04
10.104822	408,637.294	10.088364	3,195.360	10.063711	0.000	12/31/03
8.194917	156,507.218	8.189622	4,019.666	8.181687	0.000	12/31/02
10.104822	408,637.294	10.088364	3,195.360	10.063711	0.000	12/31/03
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
10.160076	130,531.503	10.085476	0.000	9.974459	0.000	12/31/04
8.369484	143,001.695	8.316411	0.000	8.237301	0.000	12/31/03
5.670122	143,900.933	5.639709	0.000	5.594304	0.000	12/31/02
6.311285	157.013.225	6.283623	0.000	6.242271	0.000	12/31/01
6.844447	171,508.549	N/A	N/A	N/A	N/A	12/31/00
11.416896	56,080.554	N/A	N/A	N/A	N/A	12/31/99
5.915866	30,255.642	N/A	N/A	N/A	N/A	12/31/98
7.911559	9,042.956	N/A	N/A	N/A	N/A	12/31/97
Wells Fargo Advantage Discovery Fund (1)
13.972530	628,908.462	13.869868	29.045	13.717216	0.000	12/31/04
11.892436	626,038.511	11.816959	38.648	11.704576	0.000	12/31/03
8.984712	569,056.186	8.936485	266.028	8.864569	0.000	12/31/02
14.588097	573,334.387	14.524149	190.193	14.428645	0.000	12/31/01
21.369830	454,659.296	N/A	N/A	N/A	N/A	12/31/00
25.444156	120,559.085	N/A	N/A	N/A	N/A	12/31/99
13.587521	33,197.715	N/A	N/A	N/A	N/A	12/31/98
10.707133	2,147.556	N/A	N/A	N/A	N/A	12/31/97
Wells Fargo Advantage Opportunity Fund (1)
18.134960	901,005.259	18.001632	5,165.373	17.803551	0.000	12/31/04
15.557210	786,599.201	15.458386	5,217.910	15.311397	0.000	12/31/03
11.513924	666,398.705	11.452046	4,721.368	11.359915	0.000	12/31/02
15.954009	638,318.778	15.883942	2,611.083	15.779526	0.000	12/31/01
16.800998	317,789.969	N/A	N/A	N/A	N/A	12/31/00
15.981484	138,453.066	N/A	N/A	N/A	N/A	12/31/99
12.012034	72,644.387	N/A	N/A	N/A	N/A	12/31/98
10.727356	6,416.208	N/A	N/A	N/A	N/A	12/31/97

(1)	On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation (“SFC”) to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund.

10

The Commodore Independence® (Current Contract)

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares
8.229888	77,529.977	8.320433	0.000	8.381370	0.000	12/31/04
7.364205	63,086.332	7.422756	0.000	7.462101	7.139	12/31/03
5.417943	78,143.205	5.444887	0.000	5.462949	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.094120	0.000	12/31/01
AIM V.I. Total Return Fund-Series I Shares
10.588271	176,343.180	10.825781	3,768.034	9.800925	0.000	12/31/04
10.351951	189,787.694	15.552207	8,290.241	9.534055	0.000	12/31/03
8.972997	232,581.391	9.119526	6,257.636	8.223349	0.000	12/31/02
10.134755	361,909.293	10.269754	5,148.355	9.242212	0.000	12/31/01
10.431261	278,576.941	10.538737	3,457.428	9.465426	0.000	12/31/00
10.811807	528,825.173	10.890979	1,936.199	N/A	N/A	12/31/99
11.348675	154,762.526	11.397954	111.314	N/A	N/A	12/31/98
10.503108	14,641.934	10.517508	0.000	N/A	N/A	12/31/97
Janus Aspen Series Worldwide Growth Portfolio Institutional Shares
12.096493	1,892,337.612	12.367909	10,895.424	9.575676	0.000	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	9.221822	46,144.266	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	7.504379	39,742.411	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	10.164080	32,752.139	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	N/A	N/A	12/31/98
9.935860	56,665.753	N/A	N/A	N/A	N/A	12/31/97
Liberty Ridge Growth II (formerly PBHG Growth II) Portfolio
8.555455	304,965.126	8.747557	2,089.029	8.533975	0.000	12/31/04
8.138532	317,820.223	8.296161	2,127.346	8.077339	1,534.127	12/31/03
6.564979	317,797.743	6.672344	1,611.620	6.483531	1,089.181	12/31/02
9.568587	349,991.649	9.696208	698.017	9.403165	753.904	12/31/01
16.299948	351,987.801	N/A	N/A	N/A	N/A	12/31/00
19.835104	67,359.578	N/A	N/A	N/A	N/A	12/31/99
10.147606	24,618.770	N/A	N/A	N/A	N/A	12/31/98
9.511124	6,195.935	N/A	N/A	N/A	N/A	12/31/97
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio
14.184784	680,505.488	14.503053	5,697.210	11.573257	0.000	12/31/04
13.204437	617,461.763	13.459963	5,597.758	10.719309	1,309.310	12/31/03
10.205869	529,410.520	10.372625	3,680.982	8.244305	1,820.584	12/31/02
14.641681	541,607.501	14.836772	1,891.823	11.769124	1,201.478	12/31/01
20.703434	484,474.409	N/A	N/A	N/A	N/A	12/31/00
21.307087	158,614.893	N/A	N/A	N/A	N/A	12/31/99
13.076352	31,474.961	N/A	N/A	N/A	N/A	12/31/98
10.150555	11,415.131	N/A	N/A	N/A	N/A	12/31/97

11

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio
12.545298	925,589.961	12.683240	2,414.681	12.776084	0.000	12/31/04
10.704683	741,933.320	10.789725	3,052.005	10.846881	6,439.506	12/31/03
8.081499	690,961.567	8.121632	1,544.221	8.148538	6,032.373	12/31/02
10.074367	224,532.821	10.094376	294.873	10.107770	0.000	12/31/01
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio
7.993146	417,568.527	8.081075	466.386	8.140227	0.000	12/31/04
7.881539	402,147.263	7.944185	431.539	7.986268	34.692	12/31/03
6.755996	379,523.798	6.789558	574.544	6.812053	7.248	12/31/02
9.142710	286,441.118	9.160879	381.369	9.173024	0.000	12/31/01
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio
7.131886	2,141,984.364	7.292080	14,309.514	7.24560	1 0.000	12/31/04
6.796492	2,169,043.606	6.928189	19,260.743	6.87018	7 17,248.651	12/31/03
4.741823	1,894,838.669	4.819438	13,520.388	4.76966	5 11,503.812	12/31/02
10.450474	1,591,254.973	10.589986	6,960.237	10.459825	8,211.474	12/31/01
22.227020	1,164,557.256	N/A	N/A	N/A	N/A	12/31/00
38.941.384	433,441.908	N/A	N/A	N/A	N/A	12/31/99
11.808346	65,820.143	N/A	N/A	N/A	N/A	12/31/98
9.057045	20,974.008	N/A	N/A	N/A	N/A	12/31/97
Scudder VIT EAFE® Equity Index Fund
8.714504	477,210.842	8.862654	785.892	8.962448	0.000	12/31/04
7.422777	410,290.151	7.526202	1,041.280	7.595666	1,116.562	12/31/03
5.644081	187,535.206	5.705805	687.621	5.747094	791.144	12/31/02
7.299765	98,100.403	7.357724	296.079	7.396296	506.105	12/31/01
9.829207	74,370.108	—	—	—	—	12/31/00
11.958486	6,821.832	—	—	—	—	12/31/99
Scudder VIT Equity 500 Index Fund
8.852168	175,018.192	9.002659	1,841.196	9.103985	0.000	12/31/04
8.117797	189,979.908	8.230882	2,042.857	8.306805	2,283.459	12/31/03
6.422838	220,814.702	6.493065	2,727.390	6.540032	1,614.118	12/31/02
8.383718	236,942.002	8.450260	1,459.618	8.494513	1,614.118	12/31/01
9.681308	236,998.179	9.729061	66.267	9.760550	1,265.072	12/31/00
10.815237	73,596.514	10.836517	0.000	N/A	N/A	12/31/99

12

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
The Timothy Plan Conservative Growth Variable Series
10.806880	586,564.485	10.893329	175.420	10.951356	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.428026	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.946009	0.000	12/31/02
The Timothy Plan Small-Cap Variable Series
17.697722	310,246.389	18.052188	2,782.088	18.238528	0.000	12/31/04
16.103370	325,717.236	16.376328	2,478.777	16.512134	0.000	12/31/03
11.570446	411,952.278	11.731810	1,895.369	11.805762	0.000	12/31/02
14.201161	385,967.966	14.356543	1,265.216	14.418440	0.000	12/31/01
12.876042	256,856.613	12.978169	676.849	13.008207	0.000	12/31/00
12.097693	94,238.615	12.157659	374.501	12.137973	0.000	12/31/99
10.283942	29,293.327	10.304332	17.653	N/A	N/A	12/31/98
The Timothy Plan Strategic Growth Variable Series
10.772978	687,211.128	10.858721	0.000	10.916251	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.187798	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.221523	0.000	12/31/02
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
10.160076	130,531.503	10.388107	1,898.095	14.695842	0.000	12/31/04
8.369484	143,001.695	8.531515	2,153.254	12.045125	1,010.070	12/31/03
5.670122	143,900.933	5.762828	1,629.643	8.120134	804.844	12/31/02
6.311285	157,013.225	6.395453	744.747	8.993705	596.641	12/31/01
6.844447	171,508.549	6.915029	395.495	9.704991	393.446	12/31/00
11.416896	56,080.554	11.500499	128.179	N/A	N/A	12/31/99
5.915866	30,255.642	5.941609	0.000	N/A	N/A	12/31/98
7.9115599	9,042.956	7.922446	0.000	N/A	N/A	12/31/97
Wells Fargo Advantage Discovery Fund (1)
13.972530	628,908.462	14.286136	6,246.605	11.195078	0.000	12/31/04
11.892436	626,038.511	12.122670	5,261.753	9.480646	17,364.525	12/31/03
8.984712	569,056.186	9.131594	3,337.079	7.127359	14,370.240	12/31/02
14.588097	573,334.387	14.782585	1,410.277	11.515176	11,983.937	12/31/01
21.369830	454,659.296	N/A	N/A	N/A	N/A	12/31/00
25.444156	120,559.085	N/A	N/A	N/A	N/A	12/31/99
13.587521	33,197.715	N/A	N/A	N/A	N/A	12/31/98
10.707133	2,147.556	N/A	N/A	N/A	N/A	12/31/97
Wells Fargo Advantage Opportunity Fund (1)
18.134960	901,005.259	18.541817	3,288.858	15.423898	0.000	12/31/04
15.557210	786,599.201	15.858225	3,558.540	13.165085	16,382.234	12/31/03
11.513924	666,398.705	11.702014	2,980.451	9.695531	15,221.881	12/31/02
15.954009	638,318.778	16.166547	1,860.121	13.368024	12,766.517	12/31/01
16.800998	317,789.969	N/A	N/A	N/A	N/A	12/31/00
15.981484	138,453.066	N/A	N/A	N/A	N/A	12/31/99
12.012034	72,644.387	N/A	N/A	N/A	N/A	12/31/98
10.727356	6,416.208	N/A	N/A	N/A	N/A	12/31/97

(1)	On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation (“SFC”) to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund.

13

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares
8.366155	23.763	8.427490	63.240	12/31/04
7.452291	0.000	7.491858	57.208	12/31/03
5.458451	0.000	5.476583	18.335	12/31/02
8.091444	0.000	8.102202	0.000	12/31/01
AIM V.I. Total Return Fund-Series I Shares
10.946733	0.000	9.895716	0.000	12/31/04
10.654006	0.000	9.611771	0.000	12/31/03
9.193962	0.000	8.278059	0.000	12/31/02
10.338078	0.708	8.278059	0.000	12/31/01
10.593005	97.764	N/A	N/A	12/31/00
10.930872	0.000	N/A	N/A	12/31/99
N/A	N/A	N/A	N/A	12/31/98
N/A	N/A	N/A	N/A	12/31/97
Janus Aspen Series Worldwide Growth Portfolio Institutional Shares
12.505798	292.617	9.668184	2,190.387	12/31/04
12.049706	277.111	9.296883	2,169.871	12/31/03
9.810429	2,191.502	7.554217	1,573.229	12/31/02
13.294015	2,191.502	10.216331	0.000	12/31/01
Liberty Ridge Growth II (formerly PBHG Growth II) Portfolio
8.845416	109.120	8.616491	57.413	12/31/04
8.376314	109.550	8.143144	24.975	12/31/03
6.726823	100.503	6.526646	31.573	12/31/02
9.760837	98.859	9.451567	0.000	12/31/01
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio
14.665069	345.406	11.685108	2,440.765	12/31/04
13.589802	345.406	10.806602	1,932.550	12/31/03
10.457164	46.839	8.299082	1,296.404	12/31/02
14.935453	44.069	11.829654	0.000	12/31/01
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio
12.752881	0.000	12.846324	5,192.812	12/31/04
10.832611	0.000	10.890084	4,311.391	12/31/03
8.141829	0.000	8.168835	3,381.249	12/31/02
10.104428	68.486	10.117852	0.000	12/31/01
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio
8.125438	38.597	8.184990	5,103.344	12/31/04
7.975756	0.000	8.018085	3,871.861	12/31/03
6.806434	0.000	6.829025	2,664.127	12/31/02
9.169998	121.546	9.182182	0.000	12/31/01
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio
7.373604	552.226	7.315679	3,064.262	12/31/04
6.995073	714.093	6.926193	2,295.268	12/31/03
4.858762	1,227.788	4.801404	1,510.593	12/31/02
10.660475	993.928	10.513694	0.000	12/31/01

14

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Scudder VIT EAFE® Equity Index Fund
8.937797	59.751	9.038644	17.367	12/31/04
7.578571	59.751	7.648699	0.000	12/31/03
5.736991	1,800.556	5.778624	0.000	12/31/02
7.386939	1,799.912	7.425787	0.000	12/31/01
Scudder VIT Equity 500 Index Fund
9.078997	169.804	9.181395	0.000	12/31/04
8.288159	169.804	8.364817	0.000	12/31/03
6.528559	179.116	6.575910	0.000	12/31/02
8.483809	179.116	8.494513	981.264	12/31/01
9.753088	190.592	N/A	N/A	12/31/00
10.847192	131.993	N/A	N/A	12/31/99
The Timothy Plan Conservative Growth Variable Series
10.936855	0.000	10.995154	133.936	12/31/04
10.419451	0.000	10.453956	6.078	12/31/03
8.943061	0.000	8.954924	0.000	12/31/02
The Timothy Plan Small-Cap Variable Series
18.157863	0.000	18.381300	565.694	12/31/04
16.447350	0.000	16.616330	366.035	12/31/03
11.765228	0.000	11.862623	528.208	12/31/02
14.376029	0.000	14.466293	0.000	12/31/01
12.976380	0.000	N/A	N/A	12/31/00
12.137973	0.000	N/A	N/A	12/31/99
N/A	N/A	N/A	N/A	12/31/98
The Timothy Plan Strategic Growth Variable Series
10.901897	0.000	10.959701	70.404	12/31/04
10.179502	0.000	10.212939	30.285	12/31/03
8.218868	0.000	8.229559	0.000	12/31/02
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
10.504312	0.000	14.836589	0.000	12/31/04
8.613938	0.002	12.142170	0.000	12/31/03
5.809872	2.142	8.173395	0.000	12/31/02
6.438076	2.142	9.039206	0.000	12/31/01
6.950699	54.714	N/A	N/A	12/31/00
11.542646	0.000	N/A	N/A	12/31/99
N/A	N/A	N/A	N/A	12/31/98
N/A	N/A	N/A	N/A	12/31/97
Wells Fargo Advantage Discovery Fund (1)
14.445730	25.023	11.303306	6,026.388	12/31/04
12.239623	25.023	9.557876	4,900.443	12/31/03
9.206023	797.623	7.174737	3,459.269	12/31/02
14.880887	797.623	11.574422	0.000	12/31/01
Wells Fargo Advantage Opportunity Fund (1)
18.748860	18.010	15.572815	9,922.486	12/31/04
16.011139	122.236	13.272178	8,493.339	12/31/03
11.797331	14.922	9.759879	6,056.793	12/31/02
16.273988	14.922	13.436685	0.000	12/31/01

(1)	On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation (“SFC”) to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund.

15

The Commodore Advantage® (Current Contract)

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares
8.229888	77,529.977	8.275039	0.000	12/31/04
7.364205	63,086.331	7.393411	0.000	12/31/03
5.417943	78,143.205	5.431395	0.000	12/31/02
8.067308	93,275.876	8.075340	0.000	12/31/01
AIM V.I. Total Return Fund-Series I Shares
10.588271	176,343.180	9.584255	0.000	12/31/04
10.351951	189,787.694	9.356170	0.000	12/31/03
8.972997	232,581.391	8.097869	0.000	12/31/02
10.134755	361,909.293	9.132767	0.000	12/31/01
10.431261	278,576.941	N/A	N/A	12/31/00
10.811807	258,825.173	N/A	N/A	12/31/99
11.348675	154,762.526	N/A	N/A	12/31/98
10.503108	14,641.934	N/A	N/A	12/31/97
Janus Aspen Series Worldwide Growth Portfolio Institutional Shares
12.096493	1,892,337.612	9.363811	18,261.241	12/31/04
11.708282	2,099,555.231	9.049605	17,208.944	12/31/03
9.574914	2,438,561.261	7.389719	10,530.938	12/31/02
13.032840	2,364,153.929	10.043546	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	12/31/98
9.935860	56,665.753	N/A	N/A	12/31/97
Liberty Ridge Growth II (formerly PBHG Growth II) Portfolio
8.555455	304,965.126	8.345078	0.000	12/31/04
8.138532	317,820.223	7.926405	0.000	12/31/03
6.564979	317,797.743	6.384410	0.000	12/31/02
9.568587	349,991.649	9.291589	0.000	12/31/01
16.299948	351,987.801	N/A	N/A	12/31/00
19.835104	67,359.578	N/A	N/A	12/31/99
10.147606	24,618.770	N/A	N/A	12/31/98
9.511124	6,195.935	N/A	N/A	12/31/97
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio
14.184784	680,505.488	11.317243	2,581.256	12/31/04
13.204437	617,461.763	10.519153	2,296.222	12/31/03
10.205869	529,410.520	8.118359	25.303	12/31/02
14.641681	541,607.501	11.629578	0.000	12/31/01
20.703434	484,474.409	N/A	N/A	12/31/00
21.307087	158,614.893	N/A	N/A	12/31/99
13.076352	31,474.961	N/A	N/A	12/31/98
10.150555	11,415.131	N/A	N/A	12/31/97
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio
12.545298	925,589.961	12.614098	12,810.700	12/31/04
10.704683	741,933.320	10.747126	10,347.112	12/31/03

16

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
8.081499	690,961.567	8.101550	6,013.902	12/31/02
10.074367	224,532.821	10.084362	0.000	12/31/01
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio
7.993146	417,568.527	8.037008	9,646.260	12/31/04
7.881539	402,147.263	7.912817	17,763.026	12/31/03
6.755996	379,523.798	6.772767	120.028	12/31/02
9.142710	286,441.118	9.151792	0.000	12/31/01
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio
7.131886	2,141,984.364	7.085066	0.000	12/31/04
6.796492	2,169,043.606	6.714664	0.000	12/31/03
4.741823	1,894,838.669	4.696626	0.000	12/31/02
10.450474	1,591,254.973	10.335507	0.000	12/31/01
22.227020	1,164,557.256	N/A	N/A	12/31/00
38.941384	433,441.908	N/A	N/A	12/31/99
11.808346	65,820.143	N/A	N/A	12/31/98
9.057045	20,974.008	N/A	N/A	12/31/97
Scudder VIT EAFE® Equity Index Fund
8.714504	477,210.842	8.788272	0.000	12/31/04
7.422777	410,290.151	7.474308	0.000	12/31/03
5.644081	187,535.206	5.674858	0.000	12/31/02
7.299765	98,100.403	7.328677	0.000	12/31/01
9.829207	74,370.108	—	—	12/31/00
11.958486	6,821.832	—	—	12/31/99
Scudder VIT Equity 500 Index Fund
8.852168	175,018.192	8.927119	0.000	12/31/04
8.117797	189,979.908	8.174142	0.000	12/31/03
6.400838	220,814.702	6.457855	0.000	12/31/02
8.383718	236,942.002	8.416925	0.000	12/31/01
9.681308	236,998.179	N/A	N/A	12/31/00
10.815237	73,596.514	N/A	N/A	12/31/99

17

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
The Timothy Plan Conservative Growth Variable Series
10.806880	586,564.485	10.850052	619.421	12/31/04
10.342389	348,794.768	10.368005	0.000	12/31/03
8.916475	167,693.588	8.925318	0.000	12/31/02
The Timothy Plan Small-Cap Variable Series
17.697722	310,246.389	17.761935	0.000	12/31/04
16.103370	325,717.236	16.137364	0.000	12/31/03
11.570446	411,952.278	11.577730	0.000	12/31/02
14.201161	358,967.966	14.189031	4.378	12/31/01
12.876042	256,856.613	N/A	N/A	12/31/00
12.097693	94,238.615	N/A	N/A	12/31/99
10.283942	29,293.327	N/A	N/A	12/31/98
The Timothy Plan Strategic Growth Variable Series
10.772978	687,211.128	10.815763	0.000	12/31/04
10.104822	408,637.294	10.129626	0.000	12/31/03
8.194917	159,507.218	8.202876	0.000	12/31/02
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
10.160076	130,531.503	14.370686	0.000	12/31/04
8.369484	143,001.695	11.820145	0.000	12/31/03
5.670122	143,900.933	7.996022	0.000	12/31/02
6.311285	157,013.225	8.886986	0.000	12/31/01
6.844447	171,508.549	N/A	N/A	12/31/00
11.416896	56,080.554	N/A	N/A	12/31/99
5.915866	30,255.642	N/A	N/A	12/31/98
7.911559	9,042.956	N/A	N/A	12/31/97
Wells Fargo Advantage Discovery Fund (1)
13.972530	628,908.462	10.947319	106.267	12/31/04
11.892436	626,038.511	9.303506	20.835	12/31/03
8.984712	569,056.186	7.018390	0.000	12/31/02
14.588097	573,334.387	11.378531	0.000	12/31/01
21.369830	454,659.296	N/A	N/A	12/31/00
25.444156	120,559.085	N/A	N/A	12/31/99
13.587521	33,197.715	N/A	N/A	12/31/98
10.707133	2,147.556	N/A	N/A	12/31/97
Wells Fargo Advantage Opportunity Fund (1)
18.134960	901,005.259	15.082520	7,719.494	12/31/04
15.557210	786,599.201	12.919082	2,088.017	12/31/03
11.513924	666,398.705	9.547304	202.855	12/31/02
15.954009	638,318.778	13.209384	0.000	12/31/01
16.800998	317,789.969	N/A	N/A	12/31/00
15.981484	138,453.066	N/A	N/A	13/31/99
12.012034	72,644.387	N/A	N/A	12/31/98
10.727356	6,416.208	N/A	N/A	12/31/97

(1)	On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation (“SFC”) to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund; the Strong Discovery Fund II and Strong Mid Cap Growth Fund II reorganized into the Wells Fargo Advantage Discovery Fund.

Financial Statements

The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Subaccounts) are included in the SAI.

18

THE PORTFOLIOS

The Separate Account currently offers each of the Closed Subaccounts only to the Contract Onwers who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount is invested in a Portfolio which has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios. There is no assurance that any Portfolio will achieve its stated objectives. You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Subaccounts.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio / Adviser	Investment Objective / Strategy

AIM Variable Insurance Funds

AIM V.I. Dynamics Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund seeks long-term capital growth. It is actively managed. The fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 65% of its net assets in common stocks of mid-size companies. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. The fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.

AIM V.I Total Return Fund — Series I Shares Advisor - A I M Advisors, Inc. Sub-advisor - INVESCO Institutional (N.A.) Inc.	The fund seeks to provide high total return through both growth and current income. The fund invests in a mix of equity securities and debt securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests 65% of its net assets in a combination of common stocks of companies with history of paying regular dividends and in debt securities. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

19

Portfolio / Adviser	Investment Objective / Strategy

Janus Aspen Series

Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. International investing may present special risks, including currency fluctuations and social and political developments.

PBHG Insurance Series Fund

Liberty Ridge Growth II (formerly PBHG Growth II) Portfolio Adviser — Liberty Ridge Capital, Inc.	The Portfolio seeks to provide investors with capital appreciation. Under normal market conditions, the Portfolio invests at least 65% of its assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap® Growth Index at the time of the Portfolio’s investment. The growth securities in the Portfolio are primarily common stocks that the Adviser believes have above average growth rates and company quality defined by profitable business models, good cash flow characteristics, transparent financial stability and good management.

Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio Adviser — Liberty Ridge Capital, Inc.	The Portfolio seeks to provide investors with long-term growth of capital. Under normal market conditions, the Portfolio invests at least 80% of its assets in growth securities, such as common stocks of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Growth Index at the time of the Portfolio’s investment. The growth securities in the Portfolio are primarily common stocks that the Adviser believes have above average growth rates and company quality defined by profitable business models, good cash flow characteristics, transparent financial stability and good management.

Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio Adviser — Liberty Ridge Capital, Inc.	The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalization within the range of the S & P MidCap 400 Index at the time of the Portfolio’s investment. The equity securities in the Portfolio are primarily common stocks that the Adviser believes have sustainable long-term growth prospects but are currently trading at modest valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400 Index and its sector weightings are generally within 10% of the Index’s sector weightings.

20

Portfolio / Adviser	Investment Objective / Strategy

Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio Adviser — Liberty Ridge Capital, Inc.	The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective. Under normal market conditions, the Portfolio invests at least 65% of its assets in value securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations similar to the companies in the S&P 500 Index at the time of the Portfolio’s investment. The securities in the Portfolio are primarily common stocks that the Adviser believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. the Adviser expects to focus on those value securities whose market capitalizations are over $10 billion at the time of purchase.

Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio Adviser — Liberty Ridge Capital, Inc.	The Portfolio seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio’s goal. Under normal market conditions, the Portfolio, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the groups of the industries within that sector. The portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments.

Scudder VIT Funds

Scudder VIT EAFE® Equity Index Advisor — Deutsche Asset Management, Inc.[1]	Investments in securities of foreign issuers present greater risks including currency fluctuations and changes in political/economic conditions. Foreign securities markets generally exhibit greater price volatility and are less liquid than the US markets. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely enough to track its performance.

The EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley and has been licensed for use by the VIT EAFE® Index Fund’s investment advisor. It is not possible to invest directly in the index.

Scudder VIT Equity 500 Index Fund Advisor — Deutsche Asset Management, Inc.[1]	The Equity 500 Index Fund seeks to replicate as closely as possible (before deduction of expenses) the total return of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500®”), which emphasizes stocks of large U.S. companies. The Fund will invest primarily in the common stock of those companies included in the S&P 500® that are deemed representative of the industry diversification of the entire S&P 500®. There is no guarantee that the portfolio will be able to mirror the performance of the index closely enough to track its performance. The Standard & Poor’s 500 index (S&P 500) is an unmanaged group of large-company stocks. The index reflects reinvestment of all distributions. It is not possible to invest directly in the index.

[1]	Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Limited, Deutsche Investment Management Americas Inc., and Scudder Trust Company.

21

Portfolio / Adviser	Investment Objective / Strategy

The Timothy Plan Variable Series

The Timothy Plan Conservative Growth VS Advisor — Timothy Partners, Ltd.	The primary investment objective of the Timothy Plan Conservative Growth Variable Series is to seek moderate levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds’ and Portfolio’s ethical standards, are referred to as “excluded securities.”

The Timothy Plan Strategic Growth VS Advisor — Timothy Partners, Ltd.	The primary investment objective of the Timothy Plan Strategic Growth Variable Series is to seek medium to high levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds’ and Portfolio’s ethical standards, are referred to as “excluded securities.”

The Timothy Plan Small-Cap Variable Series Advisor — Timothy Partners, Ltd.	The primary investment objective of the Timothy Plan Small-Cap Variable Series is to seek long-term capital growth, with a secondary objective of current income. The Portfolio seeks to achieve its objectives while abiding by ethical standards established for investments by the Portfolio. The securities in which the Portfolio is precluded from investing, by virtue of the Portfolio’s ethical standards, are referred to as excluded securities.

Wells Fargo Variable Trust Fund

Wells Fargo Advantage Discovery Fund Advisor — Wells Capital Management, Inc.	The Wells Fargo Advantage Discovery Fund seeks capital appreciation by investing in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index, at the time of purchase. The range of the Russell Midcap® Index was $631 million to $33.8 billion, as of December 31, 2004, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company’s financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize one or more particular sectors.

22

Portfolio / Adviser	Investment Objective / Strategy

Wells Fargo Advantage Opportunity Fund Advisor — Wells Capital Management, Inc.	The Wells Fargo Advantage Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company’s public value, based on market quotations, with its “private market value”—the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company’s private market value based on a fundamental analysis of a company’s cash flows, asset valuations, competitive situation, and franchise value.

Expenses of the Portfolios

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Investment Options-Allocations

You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the AIM V.I. Total Return Fund Closed Subaccount, the Scudder VIT Equity 500 Fund Closed Subaccount or the Van Kampen VIF Emerging Markets Equity Portfolio Closed Subaccount described in this Supplemental Prospectus only if you held Accumulation Units in the respective Closed Subaccount as of April 30, 2001. You may allocate purchase payments to The Timothy Plan Small-Cap Variable Series Closed Subaccount only if you held Accumulation Units in that Closed Subaccount as of April 30, 2002. You may allocate purchase payments to the AIM V.I. Dynamics Fund Closed Subaccount, the Janus Aspen Series Worldwide Growth Portfolio Closed Subaccount, the Liberty Ridge Growth II Portfolio Closed Subaccount, the Strong VIF Mid-Cap Growth Fund II Closed Subaccount, the Liberty Ridge Select Value Portfolio Closed Subaccount, the Liberty Ridge Large Cap Growth Closed Subaccount, the Liberty Ridge Mid-Cap Growth Closed Subaccount, the Liberty Ridge Technology & Communications Portfolio Closed Subaccount, The Timothy Plan Conservative Growth Variable Series Closed Subaccount and The Timothy Plan Strategic Growth Variable Series Closed Subaccount, the Wells Fargo Advantage Discovery Fund Closed Subaccount and the Wells Fargo Advantage Opportunity Fund Closed Subaccount only if you had Accumulation Units in that Closed Subaccount as of November 29, 2004. You may allocate purchase payments to the Scudder VIT EAFE® Equity Index Closed Subaccount only if you had Accumulation Units in that Closed Subaccount as of Apirl 29, 2005. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Interests in the Closed Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these Closed Subaccounts or any other Subaccounts.

CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS

As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

THE COMPANY IS CURRENTLY SEEKING APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF PORTFOLIOS WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES,

23

POLICIES AND EXPENSES FOR SHARES OF THE PORTFOLIOS IN WHICH THE LIBERTY RIDGE GROWTH II PORTFOLIO CLOSED SUBACCOUNT, LIBERTY RIDGE LARGE CAP GROWTH PORTFOLIO CLOSED SUBACCOUNT, LIBERTY RIDGE MID-CAP PORTFOLIO CLOSED SUBACCOUNT, LIBERTY RIDGE SELECT VALUE PORTFOLIO CLOSED SUBACCOUNT, LIBERTY RIDGE TECHNOLOGY & COMMUNICATIONS PORTFOLIO CLOSED SUBACCOUNT, SCUDDER VIT EAFE EQUITY INDEX FUND CLOSED SUBACCOUNT, SCUDDER VIT EQUITY 500 INDEX FUND CLOSED SUBACCOUNT, TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES CLOSED SUBACCOUNT, TIMOTHY PLAN SMALL-CAP VARIABLE SERIES CLOSED SUBACCOUNT, TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES CLOSED SUBACCOUNT, WELLS FARGO ADVANTAGE DISCOVERY FUND CLOSED SUBACCOUNT, WELLS FARGO ADVANTAGE OPPORTUNITY FUND CLOSED SUBACCOUNT AND THE VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO CLOSED SUBACCOUNT INVEST. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE PORTFOLIOS IN WHICH SUCH CLOSED SUBACCOUNTS INVEST AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIOS.

WE HOPE TO OBTAIN APPROVAL FOR THIS SUBSTITUTION BY SEPTEMBER 30, 2005 AND WE EXPECT THAT THE AUTOMATIC REDEMPTION RELATED TO ANY APPROVED SUBSTITUTION WILL OCCUR BEFORE MAY 1, 2006.

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE SPIRIT®
AND THE COMMODORE ADVANTAGE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED May 1, 2005

Annuity Investors Life Insurance Company® (“the Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2005, for either The Commodore Spirit®, or The Commodore Advantage® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTIONS: ONE-YEAR GUARANTEED INTEREST RATE OPTION AND THREE-YEAR GUARANTEED INTEREST RATE OPTION. AS OF MAY 1, 2005, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO EITHER OF THE ONE-YEAR GUARANTEED INTEREST RATE OPTION AND, FOR CONTRACTS WITH A GUARANTEED INTEREST RATE OF THREE PERCENT, THE THREE-YEAR GUARANTEED INTEREST RATE OPTION. FOR CONTRACTS WITH A GUARANTEED INTEREST RATE OF LESS THAN THREE PERCENT, YOU WILL BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION.

UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE ONE-YEAR GUARANTEED INTEREST RATE OPTION AND THE THREE-YEAR GUARANTEED INTEREST RATE OPTION DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.

The Statement of Additional Information (“SAI”) dated May 1, 2005, contains more information about the Company, the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Spirit® is 333-19725; and The Commodore Advantage® is 333-51971.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.

▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS®VARIABLE ACCOUNT B

THE COMMODORE SPIRIT®, THE COMMODORE ADVANTAGE® AND THE
COMMODORE INDEPENDENCE®
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005

This Statement of Additional Information supplements the current prospectuses for The Commodore Spirit®, The Commodore Advantage® and The Commodore Independence® Variable Annuity Contracts (collectively, the “Contracts”) offered by Annuity Investors life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of the prospectus applicable to your contract dated May 1, 2005, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

1

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc., a publicly traded insurance holding company (“GAFRI”) (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

State Regulations

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

SERVICES

Safekeeping of Separate Account Assets

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company’s general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

The Company holds title to assets invested in the Fixed Account options together with the Company’s other general account assets.

Records and Reports

The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner’s last known address.

Experts

The financial statements of the Separate Account and the financial statements of the Company at December 31, 2004 and 2003, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

3

DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts registered under numbers 333-19725 and 333-51971 is expected to be continuous. Although the Company does not anticipate discontinuing the offering of these Contracts, the Company reserves the right to discontinue offering one or both of the Contracts. The offering of The Commodore Independence®, the Contract registered under number 333-51955, has been suspended due to an actual lapse rate that significantly exceeded the Depositor’s expectation. Additional purchase payments maybe made to this Contract by existing Contract or Certificate owners. Although the Company does not anticipate any further offering of this Contract to new purchasers, the Company reserves the right to resume offering this Contract.

The approximate commissions received and retained by Great American Advisors®, Inc.(“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:

	Year Ended
	12/31/2004		12/31/2003		12/31/2002
Contract and Registration No.	Received	Retained	Received	Retained	Received	Retained

The Commodore Spirit® 333-19725	$1,709,579	$593,096	$1,788,483	$545,542	$1,684,519	$594,298

The Commodore Advantage® 333-51955	$356,599	$99,760	$169,881	$156,413	$230,314	$114,917

The Commodore Independence ® 333-51971	$195,841	$158,863	$312,025	$92,877	$269,038	$87,549

CALCULATION OF PERFORMANCE INFORMATION

Money Market Subaccount Standardized Yield Calculation

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount’s current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

Where:

BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit Value (“AUV”) for the

Money Market Subaccount over a 7-day period determined as follows:

AUV at end of 7-day period — AUV at beginning of 7-day period

AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges and administration charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, and administration charges the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

4

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] — 1

The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2004 are as follows:

	Total Separate
Contract and Registration No.	Account Charges	Yield	Effective Yield

The Commodore Spirit®
333-19725	1.65%	-0.21%	-0.21%

	1.50%	-0.05%	-0.05%

	1.40%	0.04%	0.04%

	1.10%	0.35%	0.36%

	0.95%	0.50%	0.50%

The Commodore Advantage®
333-51955	1.40%	0.04%	0.04%

	1.10%	0.35%	0.36%

	0.95%	0.50%	0.50%

	0.90%	0.55%	0.55%

	0.75%	0.69%	0.70%

The Commodore Independence®
333-51971	1.40%	0.04%	0.04%

	1.25%	0.20%	0.20%

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or contract (or certificate) maintenance fees that may be applicable on surrender under any Contract. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company’s Administrative Office toll free at 1-800-789-6771.

5

Average Annual Total Return Calculation

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)n = ERV

Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as Contract (or Certificate) maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not Contract (or Certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

Cumulative Total Return Calculation

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) — 1

Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the Contract (or Certificate) maintenance fee, for the period
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
P	=	a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no Contract (or Certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the Contract (or Certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

6

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including	The Commodore Spirit®
contingent deferred sales charges and contract (or certificate)	S.E.C. File No.
maintenance fees – data is the same for all Standard Contracts).	333-19725
	Standard[1]
	Contracts
			From Inception
All Periods Ending 12/31/04	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	4.88%	-0.40%	1.74%
AIM V.I. Core Stock Fund-Series I	-6.22%	-5.60%	0.44%
AIM V.I. Dynamics Fund-Series I4	2.75%	-13.35%	-0.24%
AIM V.I. Financial Services Fund-Series I	-1.85%	1.66%	3.33%
AIM V.I. Health Sciences Fund-Series I	-2.94%	-1.35%	5.81%
AIM V.I. High Yield Fund-Series I	0.69%	-4.57%	-4.43%
AIM V.I. Small Cap Equity Fund-Series I3	-1.13%	N/A	7.56%
AIM V.I. Small Company Growth Fund-Series I4	3.30%	-12.75%	2.51%
AIM V.I. Total Return Fund-Series I5	-6.72%	-4.16%	-2.67%
American Century VP Large Company Value-Class I3	N/A	N/A	-7.83%
American Century VP Mid Cap Value-Class I3	N/A	N/A	-6.04%
American Century VP Ultra®-Class I3	0.12%	N/A	-5.69%
American Century VP VistaSM-Class I3	4.99%	N/A	3.57%
Dreyfus Technology Growth Portfolio-Initial Shares[3]	-9.95%	-24.32%	-14.00%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-4.28%	-15.13%	-2.85%
Dreyfus Stock Index Fund-IS	0.09%	-8.29%	0.77%
Dreyfus V.I.F. Appreciation Portfolio-IS	-5.43%	-6.35%	0.52%
Dreyfus V.I.F. Developing Leaders Portfolio-IS	0.78%	0.11%	2.19%
Dreyfus V.I.F. Growth and Income Portfolio-IS	-3.04%	-7.22%	-1.69%
Dreyfus V.I.F. Money Market Portfolio-IS	-9.45%	-2.70%	-1.78%
Janus Aspen Series Balanced Portfolio-Institutional Shares	-2.00%	-3.53%	5.84%
Janus Aspen Series Forty Portfolio- Institutional Shares	7.57%	-11.35%	6.47%
Janus Aspen Series International Growth Portfolio- Institutional Shares	8.28%	-11.33%	2.48%
Janus Aspen Series Large Cap Growth Portfolio- Institutional Shares	-5.95%	-15.28%	-0.73%
Janus Aspen Series Mid Cap Growth Portfolio- Institutional Shares	10.05%	-22.36%	2.32%
Janus Aspen Series Worldwide Growth Portfolio- Institutional Shares	-5.69%	-15.93%	-0.54%
Oppenheimer Balanced Fund VA-Initial Series[3]	-0.44%	1.55%	3.28%
Oppenheimer Capital Appreciation Fund VA-Initial Series[3]	-3.56%	-7.90%	2.94%
Oppenheimer Main Street Fund VA-Initial Series[3]	-1.08%	-7.15%	-0.70%
Liberty Ridge Growth II (formerly PBHG Growth II) Portfolio	-3.88%	-23.56%	-6.12%
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio	-1.58%	-13.11%	2.35%
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio[6]	8.19%	8.57%	12.84%
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio[7]	-7.59%	-3.23%	3.81%
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio	-4.07%	-58.06%	-9.39%
PIMCO VIT Real Return Portfolio Administrative Class[3]	-1.59%	7.86%	6.95%
PIMCO VIT Total Return Portfolio Administrative Class[3]	-5.58%	3.15%	2.57%
Scudder VIT EAFE® Equity Index Fund[8]	8.39%	-11.01%	-3.31%
Scudder VIT Equity 500 Index Fund	0.04%	-8.31%	0.15%
Scudder VIT Small Cap Index[8]	7.10%	1.59%	3.15%
Strong Opportunity Fund II, Inc. -Investor Class	7.56%	-0.74%	6.38%
Strong VIF Mid Cap Growth Fund II	8.48%	-17.65%	2.04%
The Timothy Plan Conservative Growth Variable Series[9]	-4.52%	N/A	-2.29%
The Timothy Plan Small-Cap Variable Series[9]	0.89%	5.24%	6.86%
The Timothy Plan Strategic Growth Variable Series[9]	-2.39%	N/A	-2.43%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-6.10%	2.95%	2.30%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	12.39%	-6.38%	-3.79%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	3.98%	-0.07%	5.76%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	25.48%	18.05%	10.39%
Van Kampen UIF Value Portfolio-Class I	7.18%	5.30%	2.01%

7

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2004 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2004.

4/	From Subaccount inception date (8/23/97) to 12/31/2004.

5/	From Subaccount inception date (9/21/99) to 12/31/2004.

6/	From Subaccount inception date (11/30/98) to 12/31/2004.

7/	From Subaccount inception date (10/28/97) to 12/31/2004.

8/	From Subaccount inception date (8/22/97) to 12/31/2004.

9/	From Subaccount inception date (5/01/02) to 12/31/2004.

8

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including	The Commodore Spirit®
contingent deferred sales charges and contract (or certificate)	S.E.C. File No.
maintenance fees – data is the same for all Standard Contracts).	333-19725
	Enhanced[1]
	Contracts
			From Inception
All Periods Ending 12/31/04	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	5.23%	-0.03%	2.11%
AIM V.I. Core Stock Fund-Series I	-5.91%	-5.25%	0.82%
AIM V.I. Dynamics Fund-Series I4	3.09%	-13.00%	0.15%
AIM V.I. Financial Services Fund-Series I	-1.52%	2.02%	3.69%
AIM V.I. Health Sciences Fund-Series I	-2.62%	-1.00%	6.18%
AIM V.I. High Yield Fund-Series I	1.02%	-4.22%	-4.06%
AIM V.I. Small Cap Equity Fund-Series I3	-0.80%	N/A	7.92%
AIM V.I. Small Company Growth Fund-Series I4	3.64%	-12.39%	2.88%
AIM V.I. Total Return Fund-Series I5	-6.41%	-3.81%	-2.28%
American Century VP Large Company Value-Class I3	N/A	N/A	-7.81%
American Century VP Mid Cap Value-Class I3	N/A	N/A	-6.02%
American Century VP Ultra®-Class I3	0.46%	N/A	-5.34%
American Century VP VistaSM-Class I3	5.34%	N/A	3.93%
Dreyfus Technology Growth Portfolio-Initial Shares[3]	-9.65%	-23.94%	-13.61%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-3.96%	-14.78%	-2.48%
Dreyfus Stock Index Fund-IS	0.42%	-7.94%	1.15%
Dreyfus V.I.F. Appreciation Portfolio-IS	-5.11%	-6.00%	0.89%
Dreyfus V.I.F. Developing Leaders Portfolio-IS	1.11%	0.46%	2.57%
Dreyfus V.I.F. Growth and Income Portfolio-IS	-2.72%	-6.87%	-1.31%
Dreyfus V.I.F. Money Market Portfolio-IS	-9.21%	-2.45%	-1.52%
Janus Aspen Series Balanced Portfolio-Institutional Shares	-1.67%	-3.18%	6.21%
Janus Aspen Series Forty Portfolio- Institutional Shares	7.93%	-10.99%	6.85%
Janus Aspen Series International Growth Portfolio- Institutional Shares	8.64%	-10.97%	2.85%
Janus Aspen Series Large Cap Growth Portfolio- Institutional Shares	-5.63%	-14.92%	-0.36%
Janus Aspen Series Mid Cap Growth Portfolio- Institutional Shares	10.42%	-21.97%	2.70%
Janus Aspen Series Worldwide Growth Portfolio- Institutional Shares	-5.38%	-15.57%	-0.16%
Oppenheimer Balanced Fund VA-Initial Series[3]	-0.11%	1.91%	3.65%
Oppenheimer Capital Appreciation Fund VA-Initial Series[3]	-3.24%	-7.56%	3.32%
Oppenheimer Main Street Fund VA-Initial Series[3]	-0.75%	-6.79%	-0.32%
Liberty Ridge Growth II (formerly PBHG Growth II) Portfolio	-3.56%	-23.17%	-5.74%
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio	-1.26%	-12.76%	2.72%
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio[6]	8.55%	8.94%	13.22%
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio[7]	-7.28%	-2.87%	4.18%
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio	-3.75%	-56.36%	-8.98%
PIMCO VIT Real Return Portfolio Administrative Class[3]	-1.27%	8.22%	7.32%
PIMCO VIT Total Return Portfolio Administrative Class[3]	-5.27%	3.50%	2.94%
Scudder VIT EAFE® Equity Index Fund[8]	8.75%	-10.65%	-2.92%
Scudder VIT Equity 500 Index Fund	0.37%	-7.96%	0.52%
Scudder VIT Small Cap Index[8]	7.46%	1.95%	3.52%
Strong Opportunity Fund II, Inc. -Investor Class	7.92%	-0.37%	6.76%
Strong VIF Mid Cap Growth Fund II	8.84%	-17.29%	2.41%
The Timothy Plan Conservative Growth Variable Series[9]	-4.20%	N/A	-1.95%
The Timothy Plan Small-Cap Variable Series[9]	1.23%	5.61%	7.23%
The Timothy Plan Strategic Growth Variable Series[9]	-2.07%	N/A	-2.08%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-5.78%	3.30%	2.67%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	12.76%	-6.02%	-3.40%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	4.33%	0.29%	6.13%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	25.89%	18.43%	10.76%
Van Kampen UIF Value Portfolio-Class I	7.54%	5.66%	2.38%

9

1/	Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2004 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2004.

4/	From Subaccount inception date (8/23/97) to 12/31/2004.

5/	From Subaccount inception date (9/21/99) to 12/31/2004.

6/	From Subaccount inception date (11/30/98) to 12/31/2004.

7/	From Subaccount inception date (10/28/97) to 12/31/2004.

8/	From Subaccount inception date (8/22/97) to 12/31/2004.

9/	From Subaccount inception date (5/01/02) to 12/31/2004.

10

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including	The Commodore Advantage®
contingent deferred sales charges and contract (or certificate)	S.E.C. File No.
maintenance fees – data is the same for all Standard Contracts).	333-51971
	Standard[1]
	Contracts
			From Inception
All Periods Ending 12/31/04	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	2.88%	-0.81%	1.46%
AIM V.I. Core Stock Fund-Series I	-8.22%	-6.11%	0.18%
AIM V.I. Dynamics Fund-Series I4	0.75%	-14.08%	-0.52%
AIM V.I. Financial Services Fund-Series I	-3.85%	1.28%	3.00%
AIM V.I. Health Sciences Fund-Series I	-4.94%	-1.78%	5.62%
AIM V.I. High Yield Fund-Series I	-1.31%	-5.05%	-4.82%
AIM V.I. Small Cap Equity Fund-Series I3	-3.13%	N/A	6.10%
AIM V.I. Small Company Growth Fund-Series I4	1.30%	-13.45%	2.27%
AIM V.I. Total Return Fund-Series I5	-8.72%	-4.64%	-2.99%
American Century VP Large Company Value-Class I3	N/A	N/A	-8.83%
American Century VP Mid Cap Value-Class I3	N/A	N/A	-7.04%
American Century VP Ultra®-Class I3	-1.88%	N/A	-6.34%
American Century VP VistaSM-Class I3	2.99%	N/A	2.99%
Dreyfus Technology Growth Portfolio-Initial Shares[3]	-11.95%	-25.58%	-14.73%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-6.28%	-15.91%	-3.18%
Dreyfus Stock Index Fund-Initial Shares	-1.91%	-8.86%	0.52%
Dreyfus V.I.F. Appreciation Portfolio-Initial Shares	-7.43%	-6.88%	0.26%
Dreyfus V.I.F. Developing Leaders Portfolio-Initial Shares	-1.22%	-0.29%	1.96%
Dreyfus V.I.F. Growth and Income Portfolio-Initial Shares	-5.04%	-7.77%	-1.99%
Dreyfus V.I.F. Money Market Portfolio-Initial Shares	-11.45%	-3.38%	-2.08%
Janus Aspen Series Balanced Portfolio-Institutional Shares	-4.00%	-4.00%	5.65%
Janus Aspen Series Forty Portfolio- Institutional Shares	5.57%	-12.00%	6.29%
Janus Aspen Series International Growth Portfolio- Institutional Shares	6.28%	-11.99%	2.25%
Janus Aspen Series Large Cap Growth Portfolio- Institutional Shares	-7.95%	-16.07%	-1.02%
Janus Aspen Series Mid Cap Growth Portfolio- Institutional Shares	8.05%	-23.49%	2.09%
Janus Aspen Series Worldwide Growth Portfolio- Institutional Shares	-7.69%	-16.75%	-0.82%
Oppenheimer Balanced Fund VA-Initial Series[3]	-2.44%	1.17%	3.06%
Oppenheimer Capital Appreciation Fund VA-Initial Series[3]	-5.56%	-8.47%	2.72%
Oppenheimer Main Street Fund VA-Initial Series[3]	-3.08%	-7.70%	-0.98%
Liberty Ridge Growth II (formerly PBHG Growth II) Portfolio	-5.88%	-24.76%	-6.53%
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio	-3.58%	-13.83%	2.11%
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio[6]	6.19%	8.28%	12.67%
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio[7]	-9.59%	-3.69%	3.59%
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio	-6.07%	-100.00%	-9.90%
PIMCO VIT Real Return Portfolio Administrative Class[3]	-3.59%	7.56%	6.66%
PIMCO VIT Total Return Portfolio Administrative Class[3]	-7.58%	2.79%	2.32%
Scudder VIT EAFE® Equity Index Fund[8]	6.39%	-11.66%	-3.65%
Scudder VIT Equity 500 Index Fund	-1.96%	-8.89%	-0.12%
Scudder VIT Small Cap Index[8]	5.10%	1.21%	2.92%
Strong Opportunity Fund II, Inc. -Investor Class	5.56%	-1.15%	6.20%
Strong VIF Mid Cap Growth Fund II	6.48%	-18.54%	1.80%
The Timothy Plan Conservative Growth Variable Series[9]	-6.52%	N/A	-3.07%
The Timothy Plan Small-Cap Variable Series[9]	-1.11%	4.92%	6.65%
The Timothy Plan Strategic Growth Variable Series[9]	-4.39%	N/A	-3.22%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-8.10%	2.59%	2.07%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	10.39%	-6.90%	-4.14%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	1.98%	-0.47%	5.57%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	23.48%	17.84%	10.25%
Van Kampen UIF Value Portfolio-Class I	5.18%	4.97%	1.77%

11

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2004 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2004.

4/	From Subaccount inception date (8/23/97) to 12/31/2004.

5/	From Subaccount inception date (9/21/99) to 12/31/2004.

6/	From Subaccount inception date (11/30/98) to 12/31/2004.

7/	From Subaccount inception date (10/28/97) to 12/31/2004.

8/	From Subaccount inception date (8/22/97) to 12/31/2004.

9/	From Subaccount inception date (5/01/02) to 12/31/2004.

12

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including	The Commodore Independence®
contingent deferred sales charges and contract (or certificate)	S.E.C. File No.
maintenance fees – data is the same for all Standard Contracts).	333-51955
	Standard[1]
	Contracts
			From Inception
All Periods Ending 12/31/04	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	9.88%	-1.01%	0.90%
AIM V.I. Core Stock Fund-Series I	-1.22%	-6.37%	-0.64%
AIM V.I. Dynamics Fund-Series I4	7.75%	-14.45%	-1.38%
AIM V.I. Financial Services Fund-Series I	3.15%	1.09%	2.66%
AIM V.I. Health Sciences Fund-Series I	2.06%	-2.00%	5.04%
AIM V.I. High Yield Fund-Series I	5.69%	-5.30%	-5.64%
AIM V.I. Small Cap Equity Fund-Series I3	3.87%	N/A	10.46%
AIM V.I. Small Company Growth Fund-Series I4	8.30%	-13.81%	1.55%
AIM V.I. Total Return Fund-Series I5	-1.72%	-4.88%	-4.00%
American Century VP Large Company Value-Class I3	N/A	N/A	-1.83%
American Century VP Mid Cap Value-Class I3	N/A	N/A	-0.04%
American Century VP Ultra®-Class I3	5.12%	N/A	-5.69%
American Century VP VistaSM-Class I3	9.99%	N/A	3.57%
Dreyfus Technology Growth Portfolio-Initial Shares[3]	-4.95%	-26.25%	-15.50%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	0.72%	-16.31%	-4.21%
Dreyfus Stock Index Fund-Initial Shares	5.09%	-9.15%	-0.28%
Dreyfus V.I.F. Appreciation Portfolio-Initial Shares	-0.43%	-7.15%	-0.55%
Dreyfus V.I.F. Developing Leaders Portfolio-Initial Shares	5.78%	-0.49%	1.23%
Dreyfus V.I.F. Growth and Income Portfolio-Initial Shares	1.96%	-8.05%	-2.93%
Dreyfus V.I.F. Money Market Portfolio-Initial Shares	-4.45%	-3.38%	-3.04%
Janus Aspen Series Balanced Portfolio-Institutional Shares	3.00%	-4.23%	5.08%
Janus Aspen Series Forty Portfolio- Institutional Shares	12.57%	-12.34%	5.74%
Janus Aspen Series International Growth Portfolio- Institutional Shares	13.28%	-12.33%	1.53%
Janus Aspen Series Large Cap Growth Portfolio- Institutional Shares	-0.95%	-16.48%	-1.90%
Janus Aspen Series Mid Cap Growth Portfolio- Institutional Shares	15.05%	-24.09%	1.37%
Janus Aspen Series Worldwide Growth Portfolio- Institutional Shares	-0.69%	-17.17%	-1.69%
Oppenheimer Balanced Fund VA-Initial Series[3]	4.56%	0.98%	2.39%
Oppenheimer Capital Appreciation Fund VA-Initial Series[3]	1.44%	-8.75%	2.03%
Oppenheimer Main Street Fund VA-Initial Series[3]	3.92%	-7.97%	-1.86%
Liberty Ridge Growth II (formerly PBHG Growth II) Portfolio	1.12%	-25.40%	-7.83%
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio	3.42%	-14.19%	1.40%
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio[6]	13.19%	8.13%	12.30%
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio[7]	-2.59%	-3.92%	2.90%
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio	0.93%	-100.00%	-11.58%
PIMCO VIT Real Return Portfolio Administrative Class[3]	3.41%	7.41%	6.37%
PIMCO VIT Total Return Portfolio Administrative Class[3]	-0.58%	2.61%	1.69%
Scudder VIT EAFE® Equity Index Fund[8]	13.39%	-11.99%	-4.72%
Scudder VIT Equity 500 Index Fund	5.04%	-9.18%	-0.98%
Scudder VIT Small Cap Index[8]	12.10%	1.02%	2.23%
Strong Opportunity Fund II, Inc. -Investor Class	12.56%	-1.36%	5.65%
Strong VIF Mid Cap Growth Fund II	13.48%	-19.00%	1.07%
The Timothy Plan Conservative Growth Variable Series[9]	0.48%	N/A	-1.51%
The Timothy Plan Small-Cap Variable Series[9]	5.89%	4.75%	6.23%
The Timothy Plan Strategic Growth Variable Series[9]	2.61%	N/A	-1.65%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-1.10%	2.41%	1.35%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	17.39%	-7.17%	-5.23%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	8.98%	-0.68%	5.00%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	30.48%	17.74%	9.82%
Van Kampen UIF Value Portfolio-Class I	12.18%	4.81%	1.03%

13

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2004 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2004.

4/	From Subaccount inception date (8/23/97) to 12/31/2004.

5/	From Subaccount inception date (9/21/99) to 12/31/2004.

6/	From Subaccount inception date (11/30/98) to 12/31/2004.

7/	From Subaccount inception date (10/28/97) to 12/31/2004.

8/	From Subaccount inception date (8/22/97) to 12/31/2004.

9/	From Subaccount inception date (5/01/02) to 12/31/2004.

14

Non Standardized Average Annual Total Return Data
(Data reflects deduction of mortality and expense risk charges,
but not contingent deferred sales charges or contract (or	The Commodore Spirit®
certificate) maintenance fees – data is the same for all Standard	S.E.C. File No.
Contracts).	333-19725
	Standard[1]
	Contracts
			From Inception
All Periods Ending 12/31/04	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	13.88%	2.84%	4.51%
AIM V.I. Core Stock Fund-Series I	2.78%	-1.66%	3.29%
AIM V.I. Dynamics Fund-Series I4	11.75%	-8.02%	2.77%
AIM V.I. Financial Services Fund-Series I	7.15%	4.66%	6.42%
AIM V.I. Health Sciences Fund-Series I	6.06%	2.00%	7.90%
AIM V.I. High Yield Fund-Series I	9.69%	-0.78%	-0.62%
AIM V.I. Small Cap Equity Fund-Series I3	7.87%	N/A	16.19%
AIM V.I. Small Company Growth Fund-Series I4	12.30%	-7.54%	5.08%
AIM V.I. Total Return Fund-Series I5	2.28%	-0.43%	0.75%
American Century VP Large Company Value-Class I3	N/A	N/A	2.17%
American Century VP Mid Cap Value-Class I3	N/A	N/A	3.96%
American Century VP Ultra®-Class I3	9.12%	N/A	-0.92%
American Century VP VistaSM-Class I3	13.99%	N/A	7.93%
Dreyfus Technology Growth Portfolio-Initial Shares[3]	-0.95%	-16.00%	-7.83%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	4.72%	-9.40%	0.60%
Dreyfus Stock Index Fund-Initial Shares	9.09%	-3.92%	3.57%
Dreyfus V.I.F. Appreciation Portfolio-Initial Shares	3.57%	-2.30%	3.36%
Dreyfus V.I.F. Developing Leaders Portfolio-Initial Shares	9.78%	3.29%	4.77%
Dreyfus V.I.F. Growth and Income Portfolio-Initial Shares	5.96%	-3.03%	1.54%
Dreyfus V.I.F. Money Market Portfolio-Initial Shares	-0.45%	0.83%	1.46%
Janus Aspen Series Balanced Portfolio-Institutional Shares	7.00%	0.11%	7.93%
Janus Aspen Series Forty Portfolio- Institutional Shares	16.57%	-6.42%	8.49%
Janus Aspen Series International Growth Portfolio- Institutional Shares	17.28%	-6.41%	5.01%
Janus Aspen Series Large Cap Growth Portfolio- Institutional Shares	3.05%	-9.52%	2.32%
Janus Aspen Series Mid Cap Growth Portfolio- Institutional Shares	19.05%	-14.68%	4.88%
Janus Aspen Series Worldwide Growth Portfolio- Institutional Shares	3.31%	-10.02%	2.48%
Oppenheimer Balanced Fund VA-Initial Series[3]	8.56%	4.56%	5.70%
Oppenheimer Capital Appreciation Fund VA-Initial Series[3]	5.44%	-3.60%	5.41%
Oppenheimer Main Street Fund VA-Initial Series[3]	7.92%	-2.97%	2.35%
Liberty Ridge Growth II (formerly PBHG Growth II) Portfolio	5.12%	-15.49%	-1.94%
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio	7.42%	-7.83%	4.90%
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio[6]	17.19%	10.91%	14.72%
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio[7]	1.41%	0.37%	6.28%
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio	4.93%	-28.80%	-4.32%
PIMCO VIT Real Return Portfolio Administrative Class[3]	7.41%	10.26%	9.66%
PIMCO VIT Total Return Portfolio Administrative Class[3]	3.42%	5.99%	4.97%
Scudder VIT EAFE® Equity Index Fund[8]	17.39%	-6.15%	0.28%
Scudder VIT Equity 500 Index Fund	9.04%	-3.94%	3.14%
Scudder VIT Small Cap Index[8]	16.10%	4.60%	5.63%
Strong Opportunity Fund II, Inc. -Investor Class	16.56%	2.54%	8.41%
Strong VIF Mid Cap Growth Fund II	17.48%	-11.31%	4.64%
The Timothy Plan Conservative Growth Variable Series[9]	4.48%	N/A	2.94%
The Timothy Plan Small-Cap Variable Series[9]	9.89%	7.88%	9.04%
The Timothy Plan Strategic Growth Variable Series[9]	6.61%	N/A	2.81%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.90%	5.81%	4.86%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	21.39%	-2.32%	-0.14%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	12.98%	3.13%	7.86%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	34.48%	19.75%	12.01%
Van Kampen UIF Value Portfolio-Class I	16.18%	7.93%	4.61%

15

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2004 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2004.

4/	From Subaccount inception date (8/23/97) to 12/31/2004.

5/	From Subaccount inception date (9/21/99) to 12/31/2004.

6/	From Subaccount inception date (11/30/98) to 12/31/2004.

7/	From Subaccount inception date (10/28/97) to 12/31/2004.

8/	From Subaccount inception date (8/22/97) to 12/31/2004.

9/	From Subaccount inception date (5/01/02) to 12/31/2004.

16

Non Standardized Average Annual Total Return Data	The Commodore Spirit®
(Data reflects deduction of mortality and expense risk charges, but	S.E.C. File No.
not contingent deferred sales charges or contract (or certificate)	333-19725
maintenance fees – data is the same for all Standard Contracts).	Enhanced[1]
	Contracts
			From
			Inception
All Periods Ending 12/31/04	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	14.23%	3.16%	4.83%
AIM V.I. Core Stock Fund-Series I	3.09%	-1.36%	3.61%
AIM V.I. Dynamics Fund-Series I4	12.09%	-7.74%	3.09%
AIM V.I. Financial Services Fund-Series I	7.48%	4.98%	6.74%
AIM V.I. Health Sciences Fund-Series I	6.38%	2.31%	8.23%
AIM V.I. High Yield Fund-Series I	10.02%	-0.48%	-0.32%
AIM V.I. Small Cap Equity Fund-Series I3	8.20%	N/A	16.54%
AIM V.I. Small Company Growth Fund-Series I4	12.64%	-7.26%	5.40%
AIM V.I. Total Return Fund-Series I5	2.59%	-0.13%	1.06%
American Century VP Large Company Value-Class I3	N/A	N/A	2.19%
American Century VP Mid Cap Value-Class I3	N/A	N/A	3.98%
American Century VP Ultra®-Class I3	9.46%	N/A	-0.61%
American Century VP VistaSM-Class I3	14.34%	N/A	8.26%
Dreyfus Technology Growth Portfolio-Initial Shares[3]	-0.65%	-15.75%	-7.54%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	5.04%	-9.13%	0.90%
Dreyfus Stock Index Fund-Initial Shares	9.42%	-3.63%	3.89%
Dreyfus V.I.F. Appreciation Portfolio-Initial Shares	3.89%	-2.00%	3.67%
Dreyfus V.I.F. Developing Leaders Portfolio-Initial Shares	10.11%	3.60%	5.09%
Dreyfus V.I.F. Growth and Income Portfolio-Initial Shares	6.28%	-2.73%	1.85%
Dreyfus V.I.F. Money Market Portfolio-Initial Shares	-0.21%	1.04%	1.67%
Janus Aspen Series Balanced Portfolio-Institutional Shares	7.33%	0.41%	8.26%
Janus Aspen Series Forty Portfolio- Institutional Shares	16.93%	-6.13%	8.82%
Janus Aspen Series International Growth Portfolio- Institutional Shares	17.64%	-6.12%	5.33%
Janus Aspen Series Large Cap Growth Portfolio- Institutional Shares	3.37%	-9.24%	2.63%
Janus Aspen Series Mid Cap Growth Portfolio- Institutional Shares	19.42%	-14.41%	5.20%
Janus Aspen Series Worldwide Growth Portfolio- Institutional Shares	3.62%	-9.74%	2.79%
Oppenheimer Balanced Fund VA-Initial Series[3]	8.89%	4.88%	6.02%
Oppenheimer Capital Appreciation Fund VA-Initial Series[3]	5.76%	-3.31%	5.73%
Oppenheimer Main Street Fund VA-Initial Series[3]	8.25%	-2.67%	2.66%
Liberty Ridge Growth II (formerly PBHG Growth II) Portfolio	5.44%	-15.23%	-1.65%
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio	7.74%	-7.55%	5.22%
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio[6]	17.55%	11.25%	15.07%
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio[7]	1.72%	0.68%	6.60%
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio	5.25%	-28.58%	-4.03%
PIMCO VIT Real Return Portfolio Administrative Class[3]	7.73%	10.59%	10.00%
PIMCO VIT Total Return Portfolio Administrative Class[3]	3.73%	6.31%	5.29%
Scudder VIT EAFE® Equity Index Fund[8]	17.75%	-5.86%	0.59%
Scudder VIT Equity 500 Index Fund	9.37%	-3.65%	3.45%
Scudder VIT Small Cap Index[8]	16.46%	4.92%	5.95%
Strong Opportunity Fund II, Inc. -Investor Class	16.92%	2.86%	8.74%
Strong VIF Mid Cap Growth Fund II	17.84%	-11.04%	4.95%
The Timothy Plan Conservative Growth Variable Series[9]	4.80%	N/A	3.25%
The Timothy Plan Small-Cap Variable Series[9]	10.23%	8.21%	9.37%
The Timothy Plan Strategic Growth Variable Series[9]	6.93%	N/A	3.13%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	3.22%	6.13%	5.18%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	21.76%	-2.02%	0.17%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	13.33%	3.45%	8.19%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	34.89%	20.11%	12.35%
Van Kampen UIF Value Portfolio-Class I	16.54%	8.26%	4.93%

17

1/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

2/ From Separate Account Commencement date (7/15/97) to 12/31/2004 unless otherwise noted.

3/ From Subaccount inception date (11/30/04) to 12/31/2004.

4/ From Subaccount inception date (8/23/97) to 12/31/2004.

5/ From Subaccount inception date (9/21/99) to 12/31/2004.

6/ From Subaccount inception date (11/30/98) to 12/31/2004.

7/ From Subaccount inception date (10/28/97) to 12/31/2004.

8/ From Subaccount inception date (8/22/97) to 12/31/2004.

9/ From Subaccount inception date (5/01/02) to 12/31/2004.

18

Non Standardized Average Annual Total Return Data	The Commodore Advantage®
(Data reflects deduction of mortality and expense risk charges, but	S.E.C. File No.
not contingent deferred sales charges or contract (or certificate)	333-51971
maintenance fees - data is the same for all Standard Contracts).	Standard[1]
	Contracts
			From Inception
All Periods Ending 12/31/04	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	13.88%	2.84%	4.51%
AIM V.I. Core Stock Fund-Series I	2.78%	-1.66%	3.29%
AIM V.I. Dynamics Fund-Series I4	11.75%	-8.02%	2.77%
AIM V.I. Financial Services Fund-Series I	7.15%	4.66%	6.42%
AIM V.I. Health Sciences Fund-Series I	6.06%	2.00%	7.90%
AIM V.I. High Yield Fund-Series I	9.69%	-0.78%	-0.62%
AIM V.I. Small Cap Equity Fund-Series I3	7.87%	N/A	16.19%
AIM V.I. Small Company Growth Fund-Series I4	12.30%	-7.54%	5.08%
AIM V.I. Total Return Fund-Series I5	2.28%	-0.43%	0.75%
American Century VP Large Company Value-Class I3	N/A	N/A	2.17%
American Century VP Mid Cap Value-Class I3	N/A	N/A	3.96%
American Century VP Ultra®-Class I3	9.12%	N/A	-0.92%
American Century VP VistaSM-Class I3	13.99%	N/A	7.93%
Dreyfus Technology Growth Portfolio-Initial Shares[3]	-0.95%	-16.00%	-7.83%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	4.72%	-9.40%	0.60%
Dreyfus Stock Index Fund-Initial Shares	9.09%	-3.92%	3.57%
Dreyfus V.I.F. Appreciation Portfolio-Initial Shares	3.57%	-2.30%	3.36%
Dreyfus V.I.F. Developing Leaders Portfolio-Initial Shares	9.78%	3.29%	4.77%
Dreyfus V.I.F. Growth and Income Portfolio-Initial Shares	5.96%	-3.03%	1.54%
Dreyfus V.I.F. Money Market Portfolio-Initial Shares	-0.45%	0.83%	1.46%
Janus Aspen Series Balanced Portfolio-Institutional Shares	7.00%	0.11%	7.93%
Janus Aspen Series Forty Portfolio- Institutional Shares	16.57%	-6.42%	8.49%
Janus Aspen Series International Growth Portfolio- Institutional Shares	17.28%	-6.41%	5.01%
Janus Aspen Series Large Cap Growth Portfolio- Institutional Shares	3.05%	-9.52%	2.32%
Janus Aspen Series Mid Cap Growth Portfolio- Institutional Shares	19.05%	-14.68%	4.88%
Janus Aspen Series Worldwide Growth Portfolio- Institutional Shares	3.31%	-10.02%	2.48%
Oppenheimer Balanced Fund VA-Initial Series[3]	8.56%	4.56%	5.70%
Oppenheimer Capital Appreciation Fund VA-Initial Series[3]	5.44%	-3.60%	5.41%
Oppenheimer Main Street Fund VA-Initial Series[3]	7.92%	-2.97%	2.35%
Liberty Ridge Growth II (formerly PBHG Growth II) Portfolio	5.12%	-15.49%	-1.94%
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio	7.42%	-7.83%	4.90%
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio[6]	17.19%	10.91%	14.72%
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio[7]	1.41%	0.37%	6.28%
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio	4.93%	-28.80%	-4.32%
PIMCO VIT Real Return Portfolio Administrative Class[3]	7.41%	10.26%	9.66%
PIMCO VIT Total Return Portfolio Administrative Class[3]	3.42%	5.99%	4.97%
Scudder VIT EAFE® Equity Index Fund[8]	17.39%	-6.15%	0.28%
Scudder VIT Equity 500 Index Fund	9.04%	-3.94%	3.14%
Scudder VIT Small Cap Index[8]	16.10%	4.60%	5.63%
Strong Opportunity Fund II, Inc. -Investor Class	16.56%	2.54%	8.41%
Strong VIF Mid Cap Growth Fund II	17.48%	-11.31%	4.64%
The Timothy Plan Conservative Growth Variable Series[9]	4.48%	N/A	2.94%
The Timothy Plan Small-Cap Variable Series[9]	9.89%	7.88%	9.04%
The Timothy Plan Strategic Growth Variable Series[9]	6.61%	N/A	2.81%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.90%	5.81%	4.86%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	21.39%	-2.32%	-0.14%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	12.98%	3.13%	7.86%

19

Van Kampen UIF U.S. Real Estate Portfolio-Class I	34.48%	19.75%	12.01%
Van Kampen UIF Value Portfolio-Class I	16.18%	7.93%	4.61%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ From Separate Account Commencement date (7/15/97) to 12/31/2004 unless otherwise noted.

3/ From Subaccount inception date (11/30/04) to 12/31/2004.

4/ From Subaccount inception date (8/23/97) to 12/31/2004.

5/ From Subaccount inception date (9/21/99) to 12/31/2004.

6/ From Subaccount inception date (11/30/98) to 12/31/2004.

7/ From Subaccount inception date (10/28/97) to 12/31/2004.

8/ From Subaccount inception date (8/22/97) to 12/31/2004.

9/ From Subaccount inception date (5/01/02) to 12/31/2004.

20

Non Standardized Average Annual Total Return Data	The Commodore Independence®
(Data reflects deduction of mortality and expense risk charges, but	S.E.C. File No.
not contingent deferred sales charges or contract (or certificate)	333-51971
maintenance fees – data is the same for all Standard Contracts).	Standard[1]
	Contracts
			From Inception
All Periods Ending 12/31/04	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	13.88%	2.84%	4.51%
AIM V.I. Core Stock Fund-Series I	2.78%	-1.66%	3.29%
AIM V.I. Dynamics Fund-Series I4	11.75%	-8.02%	2.77%
AIM V.I. Financial Services Fund-Series I	7.15%	4.66%	6.42%
AIM V.I. Health Sciences Fund-Series I	6.06%	2.00%	7.90%
AIM V.I. High Yield Fund-Series I	9.69%	-0.78%	-0.62%
AIM V.I. Small Cap Equity Fund-Series I3	7.87%	N/A	16.19%
AIM V.I. Small Company Growth Fund-Series I4	12.30%	-7.54%	5.08%
AIM V.I. Total Return Fund-Series I5	2.28%	-0.43%	0.75%
American Century VP Large Company Value-Class I3	N/A	N/A	2.17%
American Century VP Mid Cap Value-Class I3	N/A	N/A	3.96%
American Century VP Ultra®-Class I3	9.12%	N/A	-0.92%
American Century VP VistaSM-Class I3	13.99%	N/A	7.93%
Dreyfus Technology Growth Portfolio-Initial Shares[3]	-0.95%	-16.00%	-7.83%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	4.72%	-9.40%	0.60%
Dreyfus Stock Index Fund-Initial Shares	9.09%	-3.92%	3.57%
Dreyfus V.I.F. Appreciation Portfolio-Initial Shares	3.57%	-2.30%	3.36%
Dreyfus V.I.F. Developing Leaders Portfolio-Initial Shares	9.78%	3.29%	4.77%
Dreyfus V.I.F. Growth and Income Portfolio-Initial Shares	5.96%	-3.03%	1.54%
Dreyfus V.I.F. Money Market Portfolio-Initial Shares	-0.45%	0.83%	1.46%
Janus Aspen Series Balanced Portfolio-Institutional Shares	7.00%	0.11%	7.93%
Janus Aspen Series Forty Portfolio- Institutional Shares	16.57%	-6.42%	8.49%
Janus Aspen Series International Growth Portfolio- Institutional Shares	17.28%	-6.41%	5.01%
Janus Aspen Series Large Cap Growth Portfolio- Institutional Shares	3.05%	-9.52%	2.32%
Janus Aspen Series Mid Cap Growth Portfolio- Institutional Shares	19.05%	-14.68%	4.88%
Janus Aspen Series Worldwide Growth Portfolio- Institutional Shares	3.31%	-10.02%	2.48%
Oppenheimer Balanced Fund VA-Initial Series[3]	8.56%	4.56%	5.70%
Oppenheimer Capital Appreciation Fund VA-Initial Series[3]	5.44%	-3.60%	5.41%
Oppenheimer Main Street Fund VA-Initial Series[3]	7.92%	-2.97%	2.35%
Liberty Ridge Growth II (formerly PBHG Growth II) Portfolio	5.12%	-15.49%	-1.94%
Liberty Ridge Large Cap Growth (formerly PBHG Large Cap Growth) Portfolio	7.42%	-7.83%	4.90%
Liberty Ridge Mid-Cap (formerly PBHG Mid-Cap) Portfolio[6]	17.19%	10.91%	14.72%
Liberty Ridge Select Value (formerly PBHG Select Value) Portfolio[7]	1.41%	0.37%	6.28%
Liberty Ridge Technology & Communications (formerly PBHG Technology & Communications) Portfolio	4.93%	-28.80%	-4.32%
PIMCO VIT Real Return Portfolio Administrative Class[3]	7.41%	10.26%	9.66%
PIMCO VIT Total Return Portfolio Administrative Class[3]	3.42%	5.99%	4.97%
Scudder VIT EAFE® Equity Index Fund[8]	17.39%	-6.15%	0.28%
Scudder VIT Equity 500 Index Fund	9.04%	-3.94%	3.14%
Scudder VIT Small Cap Index[8]	16.10%	4.60%	5.63%
Strong Opportunity Fund II, Inc. -Investor Class	16.56%	2.54%	8.41%
Strong VIF Mid Cap Growth Fund II	17.48%	-11.31%	4.64%
The Timothy Plan Conservative Growth Variable Series[9]	4.48%	N/A	2.94%
The Timothy Plan Small-Cap Variable Series[9]	9.89%	7.88%	9.04%
The Timothy Plan Strategic Growth Variable Series[9]	6.61%	N/A	2.81%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.90%	5.81%	4.86%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	21.39%	-2.32%	-0.14%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	12.98%	3.13%	7.86%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	34.48%	19.75%	12.01%
Van Kampen UIF Value Portfolio-Class I	16.18%	7.93%	4.61%

21

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ From Separate Account Commencement date (7/15/97) to 12/31/2004 unless otherwise noted.

3/ From Subaccount inception date (11/30/04) to 12/31/2004.

4/ From Subaccount inception date (8/23/97) to 12/31/2004.

5/ From Subaccount inception date (9/21/99) to 12/31/2004.

6/ From Subaccount inception date (11/30/98) to 12/31/2004.

7/ From Subaccount inception date (10/28/97) to 12/31/2004.

8/ From Subaccount inception date (8/22/97) to 12/31/2004.

9/ From Subaccount inception date (5/01/02) to 12/31/2004.

22

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit (“CDs”) or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts’ particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or GAA.

The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois (“Ibbotson”), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount’s, or its underlying Portfolio’s, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

23

BENEFIT UNITS — TRANSFER FORMULAS

Transfer of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

= UNIT1 — BU1 (trans)

The number of Benefit Units transferred to the new Subaccount is BU2 (trans).

BU2 (trans) = BU1 (trans) * BUV1/BUV2.

The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

= UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

Where:

BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

24

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) To reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets.” As of the date of this Statement of Additional Information, no guidance has been issued.

25

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account and/or Fixed Account.

Tax Deferral on Non-tax qualified Contracts

Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at, and for the years ended, December 31, 2004 and 2003 and the Company’s audited financial statements for the years ended December 31, 2004 and 2003 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

26

Annuity Investors Life Insurance Company

Financial Statements

Years ended December 31, 2004 and 2003
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements
Years ended December 31, 2004 and 2003

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors
Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company as of December 31, 2004 and 2003, and the related statements of income, stockholder’s equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

March 18, 2005
Cincinnati, Ohio

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEETS
(Dollars in thousands)

	December 31
	2004	2003
ASSETS
Invested assets:
Fixed maturities – at market (amortized cost - $620,473 and $569,920)	$640,583	$590,382
Policy loans	14,575	10,325
Cash and short-term investments	24,630	3,588

Total investments	679,788	604,295

Accrued investment income	8,183	7,035
Unamortized insurance acquisition costs, net	85,799	77,461
Receivables from affiliates	352	416
Other assets	3,021	2,304
Variable annuity assets (separate accounts)	620,007	568,466

Total assets	$1,397,150	$1,259,977

LIABILITIES
Annuity benefits accumulated	$662,699	$581,880
Accounts payable, accrued expenses, and other liabilities	6,548	4,578
Variable annuity liabilities (separate accounts)	620,007	568,466

Total liabilities	1,289,254	1,154,924

STOCKHOLDER’S EQUITY
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	100,550	100,550
Retained earnings/(deficit)	1,516	(1,734)
Unrealized gains on marketable securities, net	3,330	3,737

Total stockholder’s equity	107,896	105,053

Total liabilities and stockholder’s equity	$1,397,150	$1,259,977

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

INCOME STATEMENTS
(In thousands)

	Year Ended December 31
	2004	2003
Revenues:
Net investment income	$33,998	$30,314
Realized gains on investments	855	445
Annuity policy charges	12,976	10,541
Other income	1,051	859

	48,880	42,159

Costs and expenses:
Annuity benefits	22,347	19,497
Insurance acquisition expenses	13,408	9,499
Other expenses	8,673	6,100

	44,428	35,096

Operating earnings before income taxes	4,452	7,063
Provision for income taxes	(1,558)	(2,472)

Net operating earnings	2,894	4,591

Cumulative effect of accounting changes, net of tax	356	—

Net earnings	$3,250	$4,591

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2004	2003
Common Stock:
Balance at beginning and end of year	$2,500	$2,500

Capital Surplus:
Balance at beginning and end of year	$100,550	$100,550

Retained Earnings (Deficit):
Balance at beginning of year	$(1,734)	$(6,325)
Net income (loss)	3,250	4,591

Balance at end of year	$1,516	$(1,734)

Unrealized Gains (Losses), Net:
Balance at beginning of year	$3,737	$2,655
Change during year	(407)	1,082

Balance at end of year	$3,330	$3,737

Comprehensive Income:
Net income	$3,250	$4,591
Other comprehensive income – change in net unrealized gains (loss) on marketable securities	(407)	1,082

Comprehensive income	$2,843	$5,673

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS
(In thousands)

	December 31
	2004	2003
Cash flows from operating activities:
Net income	$3,250	$4,591
Adjustments:
Cumulative effect of accounting change, net of tax	(356)	—
Benefits to annuity policyholders	22,346	18,352
Amortization of insurance acquisition costs	11,394	7,781
Depreciation and amortization	624	158
Realized gains on investments, net	(855)	(445)
Increase in insurance acquisition costs	(19,424)	(16,120)
Increase in accrued investment income	(1,148)	(847)
Increase in payable to affiliates, net	688	3,395
Increase (decrease) in other liabilities	1,429	(2,583)
(Decrease) increase in other assets	(192)	3,377
Other, net	(745)	1,100

Cash inflows from operating activities	17,011	18,759

Cash flows from investing activities:
Purchases of investments in:
Fixed maturity investments	(255,293)	(338,606)
Securities purchased not paid	—	(3,486)
Maturities and redemptions of fixed maturity investments	34,714	—
Sales of:
Fixed maturity investments	170,846	228,223
Increase in policy loans	(4,250)	(1,725)

Cash outflows from investing activities	(53,983)	(115,594)

Cash flows from financing activities:
Annuity receipts, net of separate account activity	131,395	125,790
Annuity surrenders, benefits, and withdrawals, net of separate accounts	(74,817)	(62,115)
Net transfers from variable annuity assets	1,436	966

Cash inflows from financing activities	58,014	64,641

Net increase (decrease) in cash and short-term investments	21,042	(32,194)
Beginning cash and short-term investments	3,588	35,782

Ending cash and short-term investments	$24,630	$3,588

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 and 2003

A. DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company (“AILIC” or “the Company”), a stock life insurance company domiciled in the state of Ohio, is an indirectly owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a publicly traded, financial services holding company of which American Financial Group, Inc. (“AFG”) owned 82% as of December 31, 2004.

AILIC’s products are variable and fixed annuities. The variable annuities are marketed to hospitals, educational institutions and other qualified and non-qualified markets. AILIC also writes fixed annuity products marketed through independent agents, payroll deduction plans and financial institutions.

B. ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles. Preparation of the financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.

INVESTMENTS

All fixed maturity securities are considered “available for sale” and reported at fair value with unrealized gains and losses reported as a separate component of stockholders’ equity. Short-term investments are carried at cost; policy loans are carried at the aggregate unpaid balance. Premiums and discounts on mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. The most significant determinants of prepayments are the differences between interest rates of the underlying mortgages and current mortgage loan rates and the structure of the security. Other factors affecting prepayments include the size, type and age of underlying mortgages, the geographic location of the mortgaged properties and the creditworthiness of the borrowers. Variations from anticipated prepayments will affect the life and yield of these securities.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary, a provision for impairment is charged to earnings (included in realized gains) and the cost basis of that investment is reduced.

INSURANCE ACQUISITION COSTS AND EXPENSES

Unamortized insurance acquisition costs consist of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the income statement reflect primarily the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in “Other Expenses.”

DPAC (principally commissions, advertising, underwriting, policy issuance and sales expenses that vary with and are primarily related to the production of new business) are deferred to the extent that such costs are deemed recoverable. Following the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Insurance Contracts and for Separate Accounts, DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 and 2003

INSURANCE ACQUISITION COSTS AND EXPENSES (CONTINUED)

DPAC related to annuity products is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses.

To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains. DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in “Unrealized gains on marketable securities, net” in the stockholders’ equity section of the Balance Sheet.

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in “annuity benefits accumulated” rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges. Reserves for fixed annuities are generally recorded at the stated annuitization value.

Following the adoption of SOP 03-1, reserves for two-tier annuities (annuities with different stated account values depending on whether a policyholder annuitizes, dies or surrenders) are now recorded at the lower-tier value plus additional reserves for excess benefits expected to be paid on future deaths and annuitizations (“EDAR”) that require payment of the upper-tier value. The liability for EDAR is accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that accruals are in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and variable annuity policy charges, and unearned revenues once they are recognized as income. The liability for unearned revenues relating to certain policy charges representing compensation for future services is recognized as income using the same assumptions and estimated gross profits used to amortize DPAC.

Prior to the adoption of SOP 03-1, reserves for two-tier annuities were generally recorded at the lower-tier value plus an EDAR reserve.

Reserves for traditional single-tier fixed annuities are generally recorded at the stated annuitization value.

VARIABLE ANNUITY ASSETS AND LIABILITIES

Separate accounts related to variable annuities represent the market value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

Variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions. Prior to the adoption of SOP 03-1, death benefits in excess of the variable annuity account balances were expensed when paid.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 and 2003

INCOME TAXES

AILIC is part of the American Financial Group, Inc. (“AFG”) tax group. AILIC has a separate tax allocation agreement with AFG that designates how tax payments are shared by members of the tax group. In general, AILIC computes taxes on a separate return basis. The tax allocation agreement with AFG has not impacted the recognition of income tax expense and income tax payable in AILIC’s financial statements.

BENEFIT PLANS

GAFRI provides retirement benefits to qualified employees of participating companies through the GAFRI Retirement and Savings Plan, a defined contribution plan. GAFRI makes all contributions to the retirement fund portion of the Plan (at the discretion of the GAFRI Board of Directors) and matches a percentage of employee contributions to the savings fund. Employees have been permitted to direct the investment of their contributions to independently managed investment funds. Matching contributions to the savings fund are also invested in accordance with participant elections, while Company contributions to the retirement fund have been invested primarily in GAFRI Common Stock. Company contributions are expensed in the year for which they are declared.

GAFRI and certain of its subsidiaries provide certain benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include annuity receipts, benefits and withdrawals and obtaining resources from owners and providing them with a return on their investments. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Methods and assumptions used in estimating fair values are described below. These fair values represent point-in-time estimates of value that might not be particularly relevant in predicting AILIC’s future earnings or cash flows.

Investment Securities: When available, fair values are based on prices quoted in the most active market for each security. If quoted prices are not available, fair value is estimated based on present values, discounted cash flows, and fair value of comparable securities or similar methods.

Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be the policyholders’ cash surrender amount. The aggregate fair value of all reserve liabilities approximates their carrying value.

The carrying amounts reported in the accompanying balance sheets for cash, short-term investments and policy loans approximate their fair values.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 and 2003

C. INVESTMENTS

Fixed maturity investments at December 31 consisted of the following (in thousands):

	2004
	Amortized	Market	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$80,357	$82,412	$2,306	$(251)
Public utilities	58,636	61,834	3,395	(197)
Mortgage-backed securities	185,964	186,495	1,686	(1,155)
All other corporate	295,516	309,842	14,735	(409)

	$620,473	$640,583	$22,122	$(2,012)

	2003
	Amortized	Market	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$122,545	$125,508	$3,122	$159
Public utilities	60,022	63,421	3,758	359
Mortgage-backed securities	137,673	137,241	1,279	1,711
All other corporate	249,680	264,212	15,348	816

	$569,920	$590,382	$23,507	$3,045

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 and 2003

C. INVESTMENTS (CONTINUED)

The following table shows gross unrealized losses on fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31 (in thousands):

	2004
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Market	Unrealized	Market
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$101	$7,782	$150	$34,257
Public utilities	160	8,331	37	2,699
Mortgage-backed securities	271	22,096	884	50,247
All other corporate	303	24,591	106	4,084

Total fixed maturity investments	$835	$62,800	$1,177	$91,287

	2003
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Market	Unrealized	Market
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$159	$63,318	$—	$—
Public utilities	211	8,802	148	1,870
Mortgage-backed securities	1,711	95,812	—	—
All other corporate	368	21,691	448	4,999

Total fixed maturity investments	$2,449	$189,623	$596	$6,869

The table below sets forth the scheduled maturities of AILIC’s fixed maturity investments based on market value as of December 31, 2004 (in thousands). Maturity data based on amortized cost is generally the same.

Maturity
One year or less	$7,010
After one year through five years	133,536
After five years through ten years	231,985
After ten years	81,557

Subtotal	454,088

Mortgage-backed securities	186,495

Total bonds by maturity	$640,583

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $170.8 million in 2004 and $228.3 million in 2003. Gross realized gains of $2.7 million and $2.8 million and gross realized losses of $1.8 million and $1.3 million were realized on those sales during 2004 and 2003, respectively.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 and 2003

C. INVESTMENTS (CONTINUED)

At December 31, 2004 and 2003, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.

The Company reported realized losses of approximately $0.4 million and $1.1 million in 2004 and 2003, respectively, as a result of the write down of impaired bonds.

Net investment income consisted of the following (in thousands):

	2004	2003
Fixed maturities	$33,583	$30,167
Short-term investments	313	246
Cash on hand and on deposit	5	20
Policy loans	783	705
Other	252	—

Gross investment income	34,936	31,138
Investment expenses	(938)	(824)

Net investment income	$33,998	$30,314

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.9 million in 2004 and $0.8 million in 2003.

D. INSURANCE ACQUISITION EXPENSES

In 2003, DPAC charges of $2.8 million resulted from the actual performance of the equity markets and a reduction of assumed future returns. Poor performance in the equity markets could lead to additional DPAC write-offs. (See Note H - “Recent Accounting Standards”).

E. STOCKHOLDER’S EQUITY

The maximum amount of dividends which can be paid to stockholders in 2005 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2005 without prior approval is $0, based on statutory earned surplus.

Total statutory capital and surplus for the Company at December 31, 2004 and 2003, respectively, was $48.2 million and $50.0 million.

The change in net unrealized gains on marketable securities included the following (in thousands):

	2004			2003
	Pretax	Taxes	Net	Pretax	Taxes	Net
Unrealized holding gains (losses) on securities arising during the period	$229	$(80)	$149	$2,110	$(739)	$1,371
Realized losses (gains) on securities	(855)	299	(556)	(445)	156	(289)

Change in net unrealized gains (losses) on marketable securities	$(626)	$219	$(407)	$1,665	$(583)	$1,082

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 and 2003

F. FEDERAL INCOME TAXES

The differences in income taxes computed at the statutory rate of 35% and income taxes as shown in the income statement are related to permanent tax adjustments in 2004 and 2003. There were no material permanent tax adjustments in 2004 and 2003.

The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on marketable securities, included in the Balance Sheets were as follows (in thousands):

	December 31,
	2004	2003

Deferred tax assets:
Separate company tax loss carryforwards	$17,005	$17,069
Policyholder liabilities	17,741	16,347

Deferred tax liabilities:
Unamortized insurance acquisition costs	$(35,272)	$(32,257)

G. RELATED PARTY TRANSACTIONS

AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2004 and 2003, AILIC paid $0.9 million and $0.8 million, respectively, in investment management fees.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2004 and 2003, AILIC paid $3.7 million and $3.7 million, respectively, in commissions to GAA.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2004 and 2003, AILIC paid $10.0 million and $6.2 million, respectively, for services to affiliates.

H. RECENT ACCOUNTING STANDARD

In July 2003, the American Institute of Certified Public Accountants (“AICPA”) issued Statement of Position 03-1 (“SOP”), “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.” The most significant accounting implications to AILIC of the SOP are as follows: (1) amortizing DPAC over the life of deferred annuity contracts excluding the annuitization phase; and (2) establishing an additional liability for guaranteed minimum death benefits for variable annuity contracts. The Company adopted the SOP effective January 1, 2004 and it was reported as a cumulative effect of change in accounting principles in the 2004 results of operation.

12

ANNUITY INVESTORS

VARIABLE ACCOUNT B

Financial Statements

December 31, 2004
With Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B

Financial Statements

December 31, 2004

Report of Independent Registered Public Accounting Firm

Contractholders of Annuity Investors Variable Account B
and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account B (comprised of the sub accounts listed in Note 1) as of December 31, 2004, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2004, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
March 18, 2005 Cincinnati, Ohio

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004

			Market
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at net asset value (Note 2):
AIM Variable Investment Funds, Inc.:
Capital Development Fund	1,930.802	$27,861	$28,344
Dynamics Fund	47,947.196	549,704	639,616
Core Equity Fund	717,263.099	13,582,461	13,276,540
Health Sciences Fund	208,548.530	3,368,643	3,941,567
High Yield Fund	761,949.794	4,663,779	4,914,576
Financial Services Fund	159,498.196	1,934,129	2,330,269
Small Cap Equity Fund	39.375	488	490
Small Company Growth Fund	75,798.468	1,072,470	1,168,054
Total Return Fund	147,560.826	1,874,376	1,907,961
American Century Investments:
Large Company Value — Class I	34,751.196	373,628	374,965
Mid Cap Value — Class I	23,155.852	256,543	259,577
Ultra — Class I	611.433	6,047	6,212
Vista — Class I	3,849.165	50,378	51,579
Scudder VIT Funds:
EAFE Equity Index	436,829.110	3,294,132	4,167,350
Equity 500 Index	123,127.163	1,291,124	1,567,409
Small Cap Index	353,284.114	4,200,595	5,069,627
Dreyfus Variable Investment Funds:
Appreciation Portfolio	377,780.395	12,586,964	13,433,871
Growth and Income Portfolio	352,686.348	6,903,851	7,547,488
Money Market Portfolio	6,281,038.910	6,281,039	6,281,039
Developing Leaders Portfolio	318,373.734	10,551,578	13,228,429
Technology Growth Portfolio	255.664	2,237	2,229
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	377,231.981	11,887,952	9,494,929
Stock Index Fund	2,015,758.060	57,661,184	62,266,766
Janus Aspen Series:
Mid Cap Growth Portfolio	701,269.183	11,661,336	18,120,796
Balanced Portfolio	2,639,726.782	64,570,264	64,382,936
Capital Appreciation Portfolio	540,085.238	13,151,892	13,275,295
Growth Portfolio	1,168,043.920	24,176,073	23,442,641
Worldwide Growth Portfolio	868,233.490	17,944,442	23,251,293
Janus Aspen Select Series:
International Growth Portfolio	376,013.443	8,285,824	10,220,045
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	251,820.911	2,286,141	2,639,083
Large Cap Growth Portfolio	551,827.882	9,109,275	9,811,500
Mid Cap Portfolio	697,113.980	8,972,383	11,920,649
Select Value Portfolio	249,608.823	3,290,626	3,472,059
Technology & Communications Portfolio	6,644,274.871	11,261,517	15,414,718
Strong Funds:
Mid Cap Growth Fund II	546,865.892	6,765,689	8,946,726
Opportunity Fund II	746,768.336	13,312,371	16,764,949
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	121,803.432	888,941	1,345,928
Core Plus Fixed Income Portfolio	1,313,301.390	14,728,613	15,181,764
Mid Cap Value Portfolio	492,619.705	6,753,383	8,369,609
U.S. Real Estate Portfolio	716,480.228	9,891,594	14,673,515
Value Portfolio	766,469.337	9,572,680	11,405,064
Timothy Partners, Ltd.:
Small-Cap VS	330,661.065	4,225,777	5,565,026
Conservative Growth VS	572,317.703	5,758,065	6,398,512
Strategic Growth VS	662,829.231	6,536,229	7,410,431
Oppenheimer Variable Account Funds:
Balanced Fund	3,570.483	60,707	61,948
Capital Appreciation Fund	162.142	5,995	5,998
Main Street Fund	6,487.577	134,940	135,201
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class	7,913.263	104,612	102,239
Total Return Portfolio — Administrative Class	600.870	6,304	6,315

Total cost		$395,876,836

Total assets			444,283,127
Payable to the General Account (Note 4)			(4)

Net assets			$444,283,123

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2004

			Market
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
AIM Variable Insurance Funds:
Capital Development Fund - 1.40% series contract	2,721.825	$10.413665	$28,344
Dynamics Fund - 1.50% series contract	100.281	8.199982	822
Dynamics Fund - 1.40% series contract	77,529.977	8.229888	638,063
Dynamics Fund - 0.95% series contract	23.763	8.366155	199
Dynamics Fund - 0.75% series contract	63.240	8.427490	533
Core Equity Fund - 1.50% series contract	3,544.581	12.540145	44,450
Core Equity Fund - 1.40% series contract	1,041,727.524	12.633069	13,160,216
Core Equity Fund - 1.25% series contract	1,093.056	10.763894	11,766
Core Equity Fund - 1.10% series contract	4,449.809	12.916476	57,476
Core Equity Fund - 0.75% series contract	236.876	11.113823	2,633
Health Sciences Fund - 1.50% series contract	1,502.673	10.096155	15,171
Health Sciences Fund - 1.40% series contract	382,011.757	10.132965	3,870,912
Health Sciences Fund - 1.25% series contract	577.604	10.188541	5,885
Health Sciences Fund - 1.10% series contract	727.654	10.244403	7,454
Health Sciences Fund - 0.95% series contract	77.557	10.300635	799
Health Sciences Fund - 0.75% series contract	3,984.789	10.376110	41,347
High Yield Fund - 1.50% series contract	1,233.507	10.741765	13,250
High Yield Fund - 1.40% series contract	449,939.142	10.749148	4,836,462
High Yield Fund - 1.25% series contract	4,991.698	10.760209	53,712
High Yield Fund - 1.10% series contract	214.851	10.771273	2,314
High Yield Fund - 0.95% series contract	43.918	10.782305	474
High Yield Fund - 0.75% series contract	774.713	10.797012	8,365
Financial Services Fund - 1.50% series contract	1,368.437	11.011283	15,068
Financial Services Fund - 1.40% series contract	208,252.570	11.051409	2,301,484
Financial Services Fund - 1.25% series contract	645.378	11.112051	7,171
Financial Services Fund - 1.10% series contract	256.950	11.172949	2,871
Financial Services Fund - 0.95% series contract	28.405	11.234312	319
Financial Services Fund - 0.75% series contract	296.508	11.316604	3,355
Small Cap Equity Fund - 1.40% series contract	48.134	10.184771	490
Small Company Growth Fund - 1.50% series contract	68.639	8.840784	607
Small Company Growth Fund - 1.40% series contract	123,848.236	8.873033	1,098,909
Small Company Growth Fund - 1.25% series contract	4,052.002	8.921732	36,151
Small Company Growth Fund - 1.10% series contract	388.008	8.970653	3,481
Small Company Growth Fund - 0.75% series contract	3,181.463	9.086065	28,907
Total Return Fund - 1.40% series contract	176,343.180	10.588271	1,867,169
Total Return Fund - 1.10% series contract	3,768.034	10.825781	40,792
American Century Investments:
Large Company Value — Class I - 1.40% series contract	36,701.792	10.216542	374,965
Mid Cap Value — Class I - 1.40% series contract	24,970.228	10.395465	259,577
Ultra — Class I - 1.40% series contract	598.086	10.386756	6,212
Vista — Class I - 1.40% series contract	4,938.285	10.399373	51,355
Vista — Class I - 0.95% series contract	21.514	10.403392	224
Scudder VIT Funds:
EAFE Equity Index Fund - 1.50% series contract	119.766	8.665044	1,038
EAFE Equity Index Fund - 1.40% series contract	477,210.842	8.714504	4,158,656
EAFE Equity Index Fund - 1.10% series contract	785.892	8.862654	6,965
EAFE Equity Index Fund - 0.95% series contract	59.751	8.937797	534
EAFE Equity Index Fund - 0.75% series contract	17.367	9.038644	157
Equity 500 Index Fund - 1.40% series contract	175,018.192	8.852168	1,549,290
Equity 500 Index Fund - 1.10% series contract	1,841.196	9.002659	16,576
Equity 500 Index Fund - 0.95% series contract	169.804	9.078997	1,542
Small Cap Index Fund - 1.50% series contract	126.904	14.461037	1,835
Small Cap Index Fund - 1.40% series contract	347,239.433	14.543337	5,050,020
Small Cap Index Fund - 1.25% series contract	634.700	14.666441	9,309
Small Cap Index Fund - 1.10% series contract	44.787	14.790573	662
Small Cap Index Fund - 0.95% series contract	36.274	14.915983	541
Small Cap Index Fund - 0.75% series contract	481.304	15.084265	7,260

The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2004

			Market
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Dreyfus Variable Investment Funds:
Appreciation Portfolio - 1.50% series contract	2,683.933	$12.611044	$33,847
Appreciation Portfolio - 1.40% series contract	1,036,367.953	12.704674	13,166,717
Appreciation Portfolio - 1.25% series contract	13,273.463	10.320936	136,995
Appreciation Portfolio - 1.10% series contract	6,831.224	12.989662	88,735
Appreciation Portfolio - 0.95% series contract	150.958	13.134636	1,983
Appreciation Portfolio - 0.75% series contract	524.528	10.656479	5,590
Growth & Income Portfolio - 1.50% series contract	15.504	11.040630	171
Growth & Income Portfolio - 1.40% series contract	660,745.227	11.122877	7,349,388
Growth & Income Portfolio - 1.25% series contract	11,571.700	10.210579	118,154
Growth & Income Portfolio - 1.10% series contract	5,058.158	11.372419	57,523
Growth & Income Portfolio - 0.75% series contract	2,110.774	10.542352	22,253
Money Market Portfolio - 1.50% series contract	2,378.735	1.135018	2,700
Money Market Portfolio - 1.40% series contract	5,458,310.932	1.140557	6,225,515
Money Market Portfolio - 1.25% series contract	241.762	1.115026	270
Money Market Portfolio - 1.10% series contract	4,618.151	1.162738	5,370
Money Market Portfolio - 0.75% series contract	41,121.286	1.147250	47,176
Developing Leaders Portfolio - 1.50% series contract	1,884.890	13.995525	26,380
Developing Leaders Portfolio - 1.40% series contract	919,021.905	14.099077	12,957,361
Developing Leaders Portfolio - 1.25% series contract	6,692.266	13.357598	89,393
Developing Leaders Portfolio - 1.10% series contract	6,838.658	14.415462	98,582
Developing Leaders Portfolio - 0.95% series contract	548.248	14.576616	7,992
Developing Leaders Portfolio - 0.75% series contract	3,532.709	13.791916	48,723
Technology Growth Portfolio - 1.40% series contract	198.889	10.151024	2,019
Technology Growth Portfolio - 0.95% series contract	20.730	10.154947	211
Dreyfus Funds:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	573.667	10.243995	5,877
Socially Responsible Growth Fund, Inc. - 1.40% series contract	913,267.538	10.320091	9,425,004
Socially Responsible Growth Fund, Inc. - 1.10% series contract	5,286.547	10.551666	55,782
Socially Responsible Growth Fund, Inc. - 0.75% series contract	949.377	8.708439	8,268
Stock Index Fund - 1.65% series contract	244.418	12.675499	3,098
Stock Index Fund - 1.50% series contract	10,754.602	12.816515	137,837
Stock Index Fund - 1.40% series contract	4,792,865.682	12.911696	61,884,025
Stock Index Fund - 1.25% series contract	3,723.761	10.384683	38,670
Stock Index Fund - 1.10% series contract	7,554.962	13.201315	99,735
Stock Index Fund - 0.95% series contract	680.516	13.348780	9,084
Stock Index Fund - 0.75% series contract	8,796.650	10.722192	94,319
Janus Aspen Series:
Mid Cap Growth Portfolio - 1.50% series contract	2,234.591	14.181621	31,690
Mid Cap Growth Portfolio - 1.40% series contract	1,246,239.904	14.286652	17,804,596
Mid Cap Growth Portfolio - 1.10% series contract	18,555.090	14.607357	271,041
Mid Cap Growth Portfolio - 0.95% series contract	251.906	14.770332	3,721
Mid Cap Growth Portfolio - 0.75% series contract	836.499	11.653511	9,748
Balanced Portfolio - 1.65% series contract	579.214	17.341815	10,045
Balanced Portfolio - 1.50% series contract	9,505.263	17.534778	166,673
Balanced Portfolio - 1.40% series contract	3,596,278.746	17.664922	63,527,984
Balanced Portfolio - 1.25% series contract	28,575.277	13.939897	398,336
Balanced Portfolio - 1.10% series contract	13,350.072	18.061165	241,118
Balanced Portfolio - 0.95% series contract	171.888	18.262753	3,139
Balanced Portfolio - 0.75% series contract	2,476.146	14.393020	35,639
Capital Appreciation Portfolio - 1.50% series contract	5,783.288	9.451611	54,661
Capital Appreciation Portfolio - 1.40% series contract	1,369,066.381	9.505422	13,013,554
Capital Appreciation Portfolio - 1.25% series contract	7,843.530	9.585912	75,187
Capital Appreciation Portfolio - 1.10% series contract	9,080.188	9.667060	87,779
Capital Appreciation Portfolio - 0.95% series contract	369.844	9.749062	3,606
Capital Appreciation Portfolio - 0.75% series contract	4,108.809	9.858999	40,509

The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2004

			Market
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series:
Growth Portfolio - 1.50% series contract	3,242.404	$11.719098	$37,998
Growth Portfolio - 1.40% series contract	1,963,661.008	11.805932	23,182,848
Growth Portfolio - 1.25% series contract	5,388.088	9.511537	51,249
Growth Portfolio - 1.10% series contract	12,071.718	12.070890	145,716
Growth Portfolio - 0.95% series contract	128.720	12.205852	1,571
Growth Portfolio - 0.75% series contract	2,368.105	9.820772	23,257
Worldwide Growth Portfolio - 1.50% series contract	2,503.457	12.007224	30,060
Worldwide Growth Portfolio - 1.40% series contract	1,892,337.612	12.096493	22,890,649
Worldwide Growth Portfolio - 1.25% series contract	18,261.241	9.363811	170,995
Worldwide Growth Portfolio - 1.10% series contract	10,895.424	12.367909	134,754
Worldwide Growth Portfolio - 0.95% series contract	292.617	12.505798	3,659
Worldwide Growth Portfolio - 0.75% series contract	2,190.387	9.668184	21,177
Janus Aspen Select Series:
International Growth Portfolio - 1.50% series contract	896.152	14.434891	12,936
International Growth Portfolio - 1.40% series contract	681,071.772	14.542258	9,904,321
International Growth Portfolio - 1.25% series contract	11,536.669	11.796574	136,093
International Growth Portfolio - 1.10% series contract	11,182.362	14.868462	166,265
International Growth Portfolio - 0.95% series contract	22.784	15.034373	343
International Growth Portfolio - 0.75% series contract	7.075	12.179969	86
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio - 1.50% series contract	1,204.913	8.492828	10,233
Growth II Portfolio - 1.40% series contract	304,965.126	8.555455	2,609,115
Growth II Portfolio - 1.10% series contract	2,089.029	8.747557	18,274
Growth II Portfolio - 0.95% series contract	109.120	8.845416	965
Growth II Portfolio - 0.75% series contract	57.413	8.616491	495
Large Cap Growth Portfolio - 1.65% series contract	209.587	13.925454	2,919
Large Cap Growth Portfolio - 1.50% series contract	733.837	14.080397	10,333
Large Cap Growth Portfolio - 1.40% series contract	680,505.488	14.184784	9,652,823
Large Cap Growth Portfolio - 1.25% series contract	2,581.256	11.317243	29,213
Large Cap Growth Portfolio - 1.10% series contract	5,697.210	14.503053	82,627
Large Cap Growth Portfolio - 0.95% series contract	345.406	14.665069	5,065
Large Cap Growth Portfolio - 0.75% series contract	2,440.765	11.685108	28,521
Mid — Cap Portfolio - 1.50% series contract	3,993.478	12.499711	49,917
Mid — Cap Portfolio - 1.40% series contract	925,589.961	12.545298	11,611,802
Mid — Cap Portfolio - 1.25% series contract	12,810.700	12.614098	161,595
Mid — Cap Portfolio - 1.10% series contract	2,414.681	12.683240	30,626
Mid — Cap Portfolio - 0.75% series contract	5,192.812	12.846324	66,709
Select Value Portfolio - 1.50% series contract	1,380.301	7.964104	10,993
Select Value Portfolio - 1.40% series contract	417,568.527	7.993146	3,337,686
Select Value Portfolio - 1.25% series contract	9,646.260	8.037008	77,527
Select Value Portfolio - 1.10% series contract	466.386	8.081075	3,769
Select Value Portfolio - 0.95% series contract	38.597	8.125438	314
Select Value Portfolio - 0.75% series contract	5,103.344	8.184990	41,771
Technology & Communications Portfolio - 1.50% series contract	1,058.544	7.079714	7,494
Technology & Communications Portfolio - 1.40% series contract	2,141,984.364	7.131886	15,276,388
Technology & Communications Portfolio - 1.10% series contract	14,309.514	7.292080	104,346
Technology & Communications Portfolio - 0.95% series contract	552.226	7.373604	4,072
Technology & Communications Portfolio - 0.75% series contract	3,064.262	7.315679	22,417
Strong Funds:
Mid Cap Growth Fund II - 1.50% series contract	29.045	13.869868	403
Mid Cap Growth Fund II - 1.40% series contract	628,908.462	13.972530	8,787,442
Mid Cap Growth Fund II - 1.25% series contract	106.267	10.947319	1,163
Mid Cap Growth Fund II - 1.10% series contract	6,246.605	14.286136	89,240
Mid Cap Growth Fund II - 0.95% series contract	25.023	14.445730	361
Mid Cap Growth Fund II - 0.75% series contract	6,026.388	11.303306	68,118

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2004

			Market
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Strong Funds:
Opportunity Fund II - 1.50% series contract	5,165.373	$18.001632	$92,985
Opportunity Fund II - 1.40% series contract	901,005.259	18.134960	16,339,694
Opportunity Fund II - 1.25% series contract	7,719.494	15.082520	116,429
Opportunity Fund II - 1.10% series contract	3,288.858	18.541817	60,981
Opportunity Fund II - 0.95% series contract	18.010	18.748860	338
Opportunity Fund II - 0.75% series contract	9,922.486	15.572815	154,521
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Equity Portfolio - 1.40% series contract	130,531.503	10.160076	1,326,210
Emerging Markets Equity Portfolio - 1.10% series contract	1,898.095	10.388107	19,718
Core Plus Fixed Income Portfolio - 1.50% series contract	3,763.472	14.164679	53,308
Core Plus Fixed Income Portfolio - 1.40% series contract	1,040,814.398	14.269584	14,851,988
Core Plus Fixed Income Portfolio - 1.25% series contract	12,598.333	13.417180	169,034
Core Plus Fixed Income Portfolio - 1.10% series contract	5,455.212	14.589653	79,590
Core Plus Fixed Income Portfolio - 0.75% series contract	2,009.888	13.853286	27,844
Mid-Cap Value Portfolio - 1.65% series contract	421.176	17.251006	7,266
Mid-Cap Value Portfolio - 1.50% series contract	1,490.867	17.443007	26,005
Mid-Cap Value Portfolio - 1.40% series contract	467,487.388	17.572071	8,214,722
Mid-Cap Value Portfolio - 1.25% series contract	1,040.735	14.500478	15,091
Mid-Cap Value Portfolio - 1.10% series contract	4,302.132	17.966354	77,294
Mid-Cap Value Portfolio - 0.75% series contract	1,952.421	14.971848	29,231
U.S. Real Estate Portfolio - 1.50% series contract	782.152	23.195474	18,142
U.S. Real Estate Portfolio - 1.40% series contract	618,052.255	23.367170	14,442,132
U.S. Real Estate Portfolio - 1.25% series contract	2,468.640	22.322550	55,106
U.S. Real Estate Portfolio - 1.10% series contract	4,374.554	23.891270	104,514
U.S. Real Estate Portfolio - 0.95% series contract	115.611	24.158129	2,793
U.S. Real Estate Portfolio - 0.75% series contract	2,205.295	23.047942	50,828
Value Portfolio - 1.50% series contract	1,221.823	13.875252	16,953
Value Portfolio - 1.40% series contract	807,191.172	13.978413	11,283,252
Value Portfolio - 1.25% series contract	33.943	13.337973	453
Value Portfolio - 1.10% series contract	5,717.704	14.291958	81,717
Value Portfolio - 0.95% series contract	33.363	14.451571	482
Value Portfolio - 0.75% series contract	1,612.617	13.771392	22,208
Timothy Partners, Ltd.:
Small-Cap VS - 1.50% series contract	782.093	17.581568	13,750
Small-Cap VS - 1.40% series contract	310,246.389	17.697722	5,490,654
Small-Cap VS - 1.10% series contract	2,782.088	18.052188	50,223
Small-Cap VS - 0.75% series contract	565.694	18.381300	10,398
Conservative Growth Fund VS - 1.50% series contract	4,590.387	10.778271	49,476
Conservative Growth Fund VS - 1.40% series contract	586,564.485	10.806880	6,338,932
Conservative Growth Fund VS - 1.25% series contract	619.421	10.850052	6,721
Conservative Growth Fund VS - 1.10% series contract	175.420	10.893329	1,911
Conservative Growth Fund VS - 0.75% series contract	133.936	10.995154	1,473
Strategic Growth Fund VS - 1.50% series contract	590.905	10.744596	6,349
Strategic Growth Fund VS - 1.40% series contract	687,211.128	10.772978	7,403,310
Strategic Growth Fund VS - 0.75% series contract	70.404	10.959701	772
Oppenheimer Variable Account Funds:
Balanced Fund - 1.50% series contract	3,000.955	10.283548	30,860
Balanced Fund - 1.40% series contract	3,001.731	10.284433	30,871
Balanced Fund - 0.95% series contract	21.039	10.288407	216
Capital Appreciation Fund - 1.40% series contract	581.341	10.317159	5,998
Main Street Fund - 1.40% series contract	13,062.128	10.350617	135,201
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class - 1.40% series contract	10,066.473	10.156423	102,239
Total Return Portfolio — Administrative Class - 1.40% series contract	627.100	10.070332	6,315
Net assets attributable to variable annuity contract holders			444,283,123

Net assets			$444,283,123

The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Investment Funds, Inc.:
Capital Development Fund (*)	$0	$15	$(15)	$0	$0	$483	$483	$468
Dynamics Fund	0	8,251	(8,251)	55,867	0	19,198	75,065	66,814
Core Equity Fund	114,080	186,792	(72,712)	(396,160)	0	811,632	415,472	342,760
Health Sciences Fund	0	50,023	(50,023)	20,043	0	234,908	254,951	204,928
High Yield Fund (**)	142,380	54,070	88,310	11,095	0	250,797	261,892	350,202
Financial Services Fund	16,221	28,373	(12,152)	10,760	0	148,531	159,291	147,139
Small Cap Equity Fund (*)	0	0	0	0	0	2	2	2
Small Company Growth Fund	0	17,696	(17,696)	123,563	0	(32,421)	91,142	73,446
Total Return Fund	33,001	27,390	5,611	(17,203)	0	51,725	34,522	40,133
American Century Investments:
Large Company Value — Class I (*)	19	123	(104)	15	0	1,338	1,353	1,249
Mid Cap Value — Class I (*)	14	86	(72)	23	0	3,034	3,057	2,985
Ultra — Class I (*)	0	5	(5)	0	0	165	165	160
Vista — Class I (*)	0	34	(34)	1	0	1,201	1,202	1,168
Scudder VIT Funds:
EAFE Equity Index	82,860	49,431	33,429	143,411	0	412,504	555,915	589,344
Equity 500 Index	17,675	22,133	(4,458)	(79,548)	0	216,786	137,238	132,780
Small Cap Index	22,281	69,069	(46,788)	771,053	0	4,924	775,977	729,189
Dreyfus Variable Investment Funds:
Appreciation Portfolio	221,290	175,509	45,781	(126,400)	0	532,905	406,505	452,286
Growth and Income Portfolio	87,749	97,963	(10,214)	(210,166)	0	620,984	410,818	400,604
Money Market Portfolio	70,287	113,014	(42,727)	0	0	0	0	(42,727)
Developing Leaders Portfolio	25,167	171,235	(146,068)	274,652	0	1,044,009	1,318,661	1,172,593
Technology Growth Portfolio (*)	0	30	(30)	(1,087)	0	(7)	(1,094)	(1,124)
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	36,680	130,427	(93,747)	(593,446)	0	1,108,572	515,126	421,379
Stock Index Fund	1,067,210	821,457	245,753	(1,294,546)	0	6,214,506	4,919,960	5,165,713
Invesco Variable Investment Funds, Inc.:					0
Invesco High Yield Fund	607,178	31,089	576,089	(63,910)	0	(375,470)	(439,380)	136,709
Janus Aspen Series:
Mid Cap Growth Portfolio	0	230,928	(230,928)	566,767	0	2,599,488	3,166,255	2,935,327
Balanced Portfolio	1,414,590	878,406	536,184	(808,685)	0	4,568,911	3,760,226	4,296,410
Capital Appreciation Portfolio	31,404	175,218	(143,814)	(918,571)	0	3,008,007	2,089,436	1,945,622
Growth Portfolio	33,616	326,845	(293,229)	(2,500,520)	0	3,440,680	940,160	646,931
Worldwide Growth Portfolio	237,745	333,785	(96,040)	1,011,487	0	(204,305)	807,182	711,142
Janus Aspen Select Series:
International Growth Portfolio	84,255	127,793	(43,538)	1,183,738	0	331,080	1,514,818	1,471,280
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	0	35,993	(35,993)	35,132	0	123,942	159,074	123,081
Large Cap Growth Portfolio	0	131,828	(131,828)	(776,345)	0	1,535,824	759,479	627,651
Mid Cap Portfolio	0	138,944	(138,944)	201,786	176,071	1,445,658	1,823,515	1,684,571
Select Value Portfolio	79,703	48,522	31,181	(172,681)	0	184,639	11,958	43,139
Technology & Communications Portfolio	0	207,690	(207,690)	22,808	0	851,608	874,416	666,726
Strong Funds:
Mid Cap Growth Fund II	0	113,452	(113,452)	273,088	0	1,221,087	1,494,175	1,380,723
Opportunity Fund II	0	210,977	(210,977)	528,885	0	1,987,313	2,516,198	2,305,221
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	8,172	16,964	(8,792)	(47,227)	0	301,895	254,668	245,876
Core Plus Fixed Income Portfolio	617,558	214,934	402,624	39,701	0	765	40,466	443,090
Mid Cap Value Portfolio	1,702	100,524	(98,822)	(17,987)	0	1,033,766	1,015,779	916,957
U.S. Real Estate Portfolio	228,176	157,511	70,665	338,805	166,341	2,923,499	3,428,645	3,499,310
Value Portfolio	165,292	131,528	33,764	(10,090)	236,502	1,204,658	1,431,070	1,464,834
Timothy Partners, Ltd.:
Small — Cap VS	0	75,704	(75,704)	114,103	0	465,222	579,325	503,621
Conservative Growth VS	0	67,683	(67,683)	26,158	0	284,039	310,197	242,514
Strategic Growth VS	0	78,041	(78,041)	156,895	0	343,875	500,770	422,729
Oppenheimer Variable Account Funds:
Balanced Fund (*)	0	50	(50)	0	0	1,241	1,241	1,191
Capital Appreciation Fund (*)	0	1	(1)	0	0	3	3	2
Main Street Fund (*)	0	41	(41)	2	0	261	263	222
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class (*)	3,027	68	2,959	(7)	48	(2,373)	(2,332)	627
Total Return Portfolio — Administrative Class (*)	1	1	0	0	1	11	12	12

Totals	$5,449,333	$5,857,646	$(408,313)	$(2,124,741)	$578,963	$38,921,100	$37,375,322	$36,967,009

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.
(*) Period from December 1, 2004 (commencement of operations) to December 31, 2004.
(**) Period from April 29, 2004 (commencement of operations) to December 31, 2004.

7

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2004

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers
		Gain (Loss)		Appreciation	(Decrease)			To (From)	Net Increase
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	in Net Assets	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	of Period	of Period
AIM Variable Investment Funds, Inc.:
Capital Development Fund (*)	$(15)	$0	$0	$483	$468	$0	$0	$27,876	$27,876	0	$28,344
Dynamics Fund	(8,251)	55,867	0	19,198	66,814	140,687	59,997	26,575	107,265	465,538	639,617
Core Equity Fund	(72,712)	(396,160)	0	811,632	342,760	1,279,394	1,685,259	(87,337)	(493,202)	13,426,983	13,276,541
Health Sciences Fund	(50,023)	20,043	0	234,908	204,928	956,418	508,831	244,064	691,651	3,044,989	3,941,568
High Yield Fund (**)	88,310	11,095	0	250,797	350,202	205,457	547,141	4,906,059	4,564,375	0	4,914,577
Financial Services	(12,152)	10,760	0	148,531	147,139	546,247	138,024	134,143	542,366	1,640,763	2,330,268
Small Cap Equity Fund (*)	0	0	0	2	2	213	0	275	488	0	490
Small Company Growth Fund	(17,696)	123,563	0	(32,421)	73,446	251,112	337,679	95,549	8,982	1,085,627	1,168,055
Total Return Fund	5,611	(17,203)	0	51,725	40,133	82,863	247,438	(19,750)	(184,325)	2,052,153	1,907,961
American Century Investments:
Large Company Value — Class I (*)	(104)	15	0	1,338	1,249	5,215	857	369,358	373,716	0	374,965
Mid Cap Value — Class I (*)	(72)	23	0	3,034	2,985	23	576	257,145	256,592	0	259,577
Ultra — Class I (*)	(5)	0	0	165	160	23	0	6,029	6,052	0	6,212
Vista — Class I (*)	(34)	1	0	1,201	1,168	151	14	50,274	50,411	0	51,579
Scudder VIT Funds:
EAFE Equity Index	33,429	143,411	0	412,504	589,344	258,638	741,348	997,980	515,270	3,062,736	4,167,350
Equity 500 Index	(4,458)	(79,548)	0	216,786	132,780	150,432	271,147	(24,065)	(144,780)	1,579,408	1,567,408
Small Cap Index	(46,788)	771,053	0	4,924	729,189	814,669	664,251	(1,285,993)	(1,135,575)	5,476,013	5,069,627
Dreyfus Variable Investment Fund:
Appreciation Portfolio	45,781	(126,400)	0	532,905	452,286	1,507,464	976,669	690,390	1,221,185	11,760,396	13,433,867
Growth and Income Portfolio	(10,214)	(210,166)	0	620,984	400,604	829,169	847,319	749,775	731,625	6,415,260	7,547,489
Money Market Portfolio	(42,727)	0	0	0	(42,727)	2,236,998	8,558,490	(626,568)	(6,948,060)	13,271,818	6,281,031
Developing Leaders Portfolio	(146,068)	274,652	0	1,044,009	1,172,593	1,726,325	1,574,794	46,996	198,527	11,857,311	13,228,431
Technology Growth Portfolio (*)	(30)	(1,087)	0	(7)	(1,124)	8	40,835	44,181	3,354	0	2,230
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	(93,747)	(593,446)	0	1,108,572	421,379	1,064,398	858,315	(347,987)	(141,904)	9,215,456	9,494,931
Stock Index Fund	245,753	(1,294,546)	0	6,214,506	5,165,713	6,405,933	6,529,570	892,665	769,028	56,332,027	62,266,768
Invesco Variable Investment Funds, Inc.:
Invesco High Yield Fund	576,089	(63,910)	0	(375,470)	136,709	122,605	276,087	(8,728,502)	(8,881,984)	8,745,275	0
Janus Aspen Series:
Mid Cap Growth Portfolio	(230,928)	566,767	0	2,599,488	2,935,327	1,952,357	2,217,020	(439,363)	(704,026)	15,889,495	18,120,796
Balanced Portfolio	536,184	(808,685)	0	4,568,911	4,296,410	6,143,964	7,384,039	(1,107,825)	(2,347,900)	62,434,424	64,382,934
Capital Appreciation Portfolio	(143,814)	(918,571)	0	3,008,007	1,945,622	1,307,168	2,014,959	(423,110)	(1,130,901)	12,460,575	13,275,296
Growth Portfolio	(293,229)	(2,500,520)	0	3,440,680	646,931	2,813,383	2,690,770	(1,969,606)	(1,846,993)	24,642,701	23,442,639
Worldwide Growth Portfolio	(96,040)	1,011,487	0	(204,305)	711,142	2,654,949	3,431,992	(2,075,092)	(2,852,135)	25,392,287	23,251,294
Janus Aspen Select Series:
International Growth Portfolio	(43,538)	1,183,738	0	331,080	1,471,280	926,950	1,051,826	246,511	121,635	8,627,129	10,220,044
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	(35,993)	35,132	0	123,942	123,081	329,818	307,893	(131,938)	(110,013)	2,626,014	2,639,082
Large Cap Growth Portfolio	(131,828)	(776,345)	0	1,535,824	627,651	1,171,383	869,400	578,928	880,911	8,302,939	9,811,501
Mid Cap Portfolio	(138,944)	201,786	176,071	1,445,658	1,684,571	2,010,033	1,205,616	1,186,820	1,991,237	8,244,841	11,920,649
Select Value Portfolio	31,181	(172,681)	0	184,639	43,139	650,989	239,914	(335,007)	76,068	3,352,853	3,472,060
Technology & Communications Portfolio	(207,690)	22,808	0	851,608	666,726	2,358,198	1,769,338	(862,478)	(273,618)	15,021,609	15,414,717
Strong Funds:
Mid Cap Growth Fund II	(113,452)	273,088	0	1,221,087	1,380,723	1,247,336	1,013,191	(389,472)	(155,327)	7,721,331	8,946,727
Opportunity Fund II	(210,977)	528,885	0	1,987,313	2,305,221	1,894,691	1,722,172	1,555,496	1,728,015	12,731,712	16,764,948
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	(8,792)	(47,227)	0	301,895	245,876	80,508	190,798	(17,045)	(127,335)	1,227,387	1,345,928
Core Plus Fixed Income Portfolio	402,624	39,701	0	765	443,090	1,608,856	2,402,409	(204,647)	(998,200)	15,736,874	15,181,764
Mid Cap Value Portfolio	(98,822)	(17,987)	0	1,033,766	916,957	852,665	783,425	728,367	797,607	6,655,045	8,369,609
U.S. Real Estate Portfolio	70,665	338,805	166,341	2,923,499	3,499,310	1,720,751	929,379	655,938	1,447,310	9,726,895	14,673,515
Value Portfolio	33,764	(10,090)	236,502	1,204,658	1,464,834	1,032,996	1,158,800	2,450,472	2,324,668	7,615,563	11,405,065
Timothy Partners, Ltd.:
Small-Cap VS	(75,704)	114,103	0	465,222	503,621	235,583	345,067	(130,611)	(240,095)	5,301,499	5,565,025
Conservative Growth Fund VS	(67,683)	26,158	0	284,039	242,514	2,001,428	194,157	665,079	2,472,350	3,683,649	6,398,513
Strategic Growth Fund VS	(78,041)	156,895	0	343,875	422,729	3,076,496	181,400	(69,146)	2,825,950	4,161,752	7,410,431
Oppenheimer Variable Account Funds:
Balanced Fund (*)	(50)	0	0	1,241	1,191	140	0	60,616	60,756	0	61,947
Capital Appreciation Fund (*)	(1)	0	0	3	2	5,200	0	796	5,996	0	5,998
Main Street Fund (*)	(41)	2	0	261	222	0	286	135,265	134,979	0	135,201
PIMCO Variable Insurance Trust:		0	0	0
Real Return Portfolio — Administrative Class (*)	2,959	(7)	48	(2,373)	627	5,221	219	96,610	101,612	0	102,239
Total Return Portfolio — Administrative Class (*)	0	0	1	11	12	0	0	6,303	6,303	0	6,315

Totals	$(408,313)	$(2,124,741)	$578,963	$38,921,100	$36,967,009	$54,665,505	$56,968,711	$(1,369,007)	$(3,672,213)	410,988,327	$444,283,123

The accompanying notes are an integral part of these financial statements.

Note: Year ended unless otherwise noted.
(*) Period from December 1, 2004 (commencement of operations) to December 31, 2004.
(**) Period from April 29, 2004 (commencement of operations) to December 31, 2004.

8

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003

		Changes From Operations					Changes From Principal Transactions
					Net Change	Net
			Net Realized		in Unrealized	Increase			Net Transfers
			Gain (Loss)		Appreciation	(Decrease)			To (From)	Net Increase	Net
		Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	in Net Assets	Increase	Net Assets	Net Assets
		Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
		Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
Scudder VIT Funds:
EAFE Equity Index		$58,547	$232,451	$0	$462,151	$753,149	$159,975	$243,914	$1,316,133	$1,232,194	$1,985,343	$1,077,393	$3,062,736
Equity 500 Index		(2,456)	(198,158)	0	536,030	335,416	167,352	172,428	(198,625)	(203,701)	131,715	1,447,693	1,579,408
Small Cap Index		(22,228)	43,343	0	894,544	915,659	610,701	329,340	2,826,164	3,107,525	4,023,184	1,452,829	5,476,013
Dreyfus Variable Investment Fund:
Appreciation Portfolio		13,695	(632,954)	0	2,460,229	1,840,970	1,507,582	903,541	763,227	1,367,268	3,208,238	8,552,158	11,760,396
Growth and Income Portfolio		(32,041)	(851,838)	0	2,209,775	1,325,896	740,988	789,670	(299,545)	(348,227)	977,669	5,437,591	6,415,260
Money Market Portfolio		(107,704)	0	0	0	(107,704)	2,072,773	21,489,068	1,921,340	(17,494,955)	(17,602,659)	30,874,477	13,271,818
Developing Leaders Portfolio		(139,944)	955,100	0	1,803,670	2,618,826	1,598,501	1,021,888	(319,372)	257,241	2,876,067	8,981,244	11,857,311
Dreyfus Funds:
Socially Responsible Growth Fund, Inc		(101,557)	(934,406)	0	2,813,446	1,777,483	1,274,148	887,163	(625,222)	(238,237)	1,539,246	7,676,210	9,215,456
Stock Index Fund		60,287	(3,803,163)	0	15,176,941	11,434,065	6,678,548	4,288,827	116,268	2,505,989	13,940,054	42,391,973	56,332,027
Invesco Variable Investment Funds, Inc.:
Dynamics Fund		(4,993)	38,050	0	75,666	108,723	113,273	21,610	(158,458)	(66,795)	41,928	423,610	465,538
Core Equity Fund		(22,933)	(505,951)	0	2,829,026	2,300,142	1,385,498	1,415,402	(124,780)	(154,684)	2,145,458	11,281,525	13,426,983
Health Sciences Fund		(30,232)	(40,465)	0	599,197	528,500	875,848	159,914	163,086	879,020	1,407,520	1,637,469	3,044,989
High Yield Fund		421,046	(608,657)	0	1,404,085	1,216,474	396,592	637,388	3,756,529	3,515,733	4,732,207	4,013,068	8,745,275
Financial Services		(9,909)	(36,112)	0	374,642	328,621	451,363	135,859	27,922	343,426	672,047	968,716	1,640,763
Small Company Growth Fund		(11,730)	99,455	0	138,497	226,222	154,348	76,429	(162,392)	(84,473)	141,749	943,878	1,085,627
Total Return Fund		22,060	(74,134)	0	341,547	289,473	108,013	361,194	(128,158)	(381,339)	(91,866)	2,144,019	2,052,153
Janus Aspen Series:
Mid Cap Growth Portfolio		(187,193)	144,719	0	3,983,066	3,940,592	2,341,833	1,151,650	(1,086,764)	103,419	4,044,011	11,845,484	15,889,495
Balanced Portfolio		497,242	(734,081)	0	7,191,332	6,954,493	7,172,271	6,066,457	(1,080,132)	25,682	6,980,175	55,454,249	62,434,424
Capital Appreciation Portfolio		(101,031)	(1,390,415)	0	3,450,956	1,959,510	1,645,939	992,023	(992,436)	(338,520)	1,620,990	10,839,585	12,460,575
Growth Portfolio		(290,180)	(7,690,886)	0	13,898,652	5,917,586	3,588,480	2,225,229	(3,447,831)	(2,084,580)	3,833,006	20,809,695	24,642,701
Worldwide Growth Portfolio		(70,900)	(1,203,645)	0	6,204,858	4,930,313	3,418,020	1,893,308	(4,949,811)	(3,425,099)	1,505,214	23,887,073	25,392,287
Janus Aspen Select Series:
International Growth Portfolio		(9,282)	502,316	0	1,690,093	2,183,127	996,087	577,351	(429,253)	(10,517)	2,172,610	6,454,519	8,627,129
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio		(33,734)	193,428	0	307,784	467,478	355,089	518,593	213,622	50,118	517,596	2,108,418	2,626,014
Large Cap Growth Portfolio		(93,479)	(1,000,027)	0	2,843,143	1,749,637	1,168,501	471,848	373,576	1,070,229	2,819,866	5,483,073	8,302,939
Mid Cap Portfolio		(91,038)	(246,402)	0	2,207,948	1,870,508	1,671,740	645,730	(398,402)	627,608	2,498,116	5,746,725	8,244,841
Select Value Portfolio		36,132	(236,063)	0	626,952	427,021	817,165	272,735	(209,534)	334,896	761,917	2,590,936	3,352,853
Technology & Communications Portfolio		(161,809)	(2,366,023)	0	6,746,493	4,218,661	2,932,386	889,986	(362,298)	1,680,102	5,898,763	9,122,846	15,021,609
Strong Funds:
Mid Cap Growth Fund II		(92,868)	(1,707,750)	0	3,643,343	1,842,725	1,475,542	813,864	(63,312)	598,366	2,441,091	5,280,240	7,721,331
Opportunity Fund II		(124,987)	1,438,920	0	1,729,911	3,043,844	1,646,425	966,371	1,037,193	1,717,247	4,761,091	7,970,621	12,731,712
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio		(13,225)	(72,425)	0	484,048	398,398	101,901	75,918	(28,869)	(2,886)	395,512	831,875	1,227,387
Core Plus Fixed Income Portfolio		(84,396)	143,863	0	432,052	491,519	2,431,397	2,007,683	361,564	785,278	1,276,797	14,460,077	15,736,874
Mid Cap Value Portfolio		(72,916)	(313,711)	0	2,188,428	1,801,801	741,503	401,512	148,684	488,675	2,290,476	4,364,569	6,655,045
U.S. Real Estate Portfolio		(101,460)	(2,400)	0	2,356,335	2,252,475	1,370,309	585,468	586,559	1,371,400	3,623,875	6,103,020	9,726,895
Value Portfolio		(77,882)	(265,310)	0	1,969,899	1,626,707	1,015,118	589,809	672,621	1,097,930	2,724,637	4,890,926	7,615,563
Timothy Partners, Ltd.:
Small-Cap VS		(63,933)	(175,330)	0	1,829,262	1,589,999	261,978	309,422	(1,081,561)	(1,129,005)	460,994	4,840,505	5,301,499
Conservative Growth Fund VS		(33,508)	(28,334)	0	443,757	381,915	1,245,820	28,278	578,923	1,796,465	2,178,380	1,505,269	3,683,649
Strategic Growth Fund VS		(32,700)	(51,718)	0	605,528	521,110	879,070	74,773	1,496,277	2,300,574	2,821,684	1,340,068	4,161,752

	Totals	$(1,113,239)	$(21,378,713)	0	$96,953,286	$74,461,334	$55,572,077	$54,491,643	$212,933	$1,293,367	$75,754,701	$335,233,626	$410,988,327

The accompanying notes are an integral part of these financial statements.

9

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

(1)	GENERAL

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2004, the following investment options were available:

AIM Variable Investment Funds, Inc.:
      • Capital Development Fund
     • Dynamics Fund
     • Core Equity Fund
     • Health Sciences Fund
     • High Yield Fund
     • Financial Services Fund
     • Small Cap Equity Fund
     • Small Company Growth Fund
     • Total Return Fund
American Century Investments:
     • Large Company Value — Class I
     • Mid Cap Value — Class I
     • Ultra — Class I
     • Vista — Class I
Scudder VIT Funds:
     • EAFE Equity Index
     • Equity 500 Index
     • Small Cap Index
The Dreyfus Variable Investment Fund:
     • Appreciation Portfolio
     • Growth and Income Portfolio
     • Money Market Portfolio
     • Developing Leaders Portfolio
     • Technology Growth Portfolio
Dreyfus Funds:
     • Socially Responsible Growth Fund, Inc.
     • Stock Index Fund
Janus Aspen Series:
     • Mid Cap Growth Portfolio
     • Balanced Portfolio
     • Capital Appreciation Portfolio
     • Growth Portfolio
     • Worldwide Growth Portfolio

10

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

Janus Aspen Select Series:
     • International Growth Portfolio
PBHG Insurance Series Fund, Inc.:
     • Growth II Portfolio
     • Large Cap Growth Portfolio
     • Mid Cap Portfolio
     • Select Value Portfolio
     • Technology & Communications Portfolio
Strong Funds:
     • Mid Cap Growth Fund II
     • Opportunity Fund II
The Van Kampen Universal Institutional Funds, Inc.:
     • Emerging Markets Portfolio
     • Core Plus Fixed Income Portfolio
     • Mid Cap Value Portfolio
     • U.S. Real Estate Portfolio
     • Value Portfolio
Timothy Partners, Ltd.:
     • Small-Cap VS
     • Conservative Growth VS
     • Strategic Growth VS
Oppenheimer Variable Account Funds:
     • Balanced Fund
     • Capital Appreciation Fund
     • Main Street Fund
PIMCO Variable Insurance Trust:
     • Real Return Portfolio — Administrative Class
     • Total Return Portfolio — Administrative Class

The following sub-accounts were added to the Separate Account effective December 31, 2004: AIM Capital Development Fund, AIM Small Cap Equity Fund, American Century Large Company Value – Class I, American Century Mid Cap Value – Class I, American Century Ultra – Class I, American Century Vista – Class I, Dreyfus Technology Growth Portfolio, Oppenheimer Balanced Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Main Street Fund, PIMCO Real Return Portfolio – Administrative Class, and PIMCO Total Return Portfolio – Administrative Class. AIM High Yield Fund was added to the Separate Account effective April 29, 2004.

Invesco High Yield Fund was deleted from the Separate Account effective April 29, 2004.

The following sub-accounts underwent name changes as a result of the merger between AIM Funds and Invesco Funds: Invesco Dynamics Fund became AIM Dynamics Fund, Invesco Core Equity Fund became AIM Core Equity Fund, Invesco Health Sciences Fund became AIM Health Sciences Fund, Invesco Financial Services Fund became AIM Financial Services Fund, Invesco Small Company Growth Fund became AIM Small Company Growth Fund, and Invesco Total Return Fund became AIM Total Return Fund.

11

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Investments

Investments are valued using the net asset value of the respective portfolios, which value their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-distribution date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

12

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2004 Statement of Changes in Net Assets for applicable periods) December 31, 2004 are as follows:

	2004
	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Investment Funds, Inc.:
Capital Development Fund	$27,877	$15
Dynamics Fund	300,415	201,402
Core Equity Fund	1,305,429	1,871,344
Health Sciences Fund	1,327,874	686,246
High Yield Fund	5,908,266	1,255,582
Financial Services Fund	674,566	144,350
Small Cap Equity Fund	488	0
Small Company Growth Fund	1,014,036	1,022,750
Total Return Fund	135,009	313,722
American Century Investments:
Large Company Value — Class I	374,516	903
Mid Cap Value — Class I	257,142	621
Ultra — Class I	6,051	4
Vista — Class I	50,410	33
Scudder VIT Funds:
EAFE Equity Index	1,353,135	804,436
Equity 500 Index	128,912	278,150
Small Cap Index	1,707,369	2,889,732
Dreyfus Variable Investment Fund:
Appreciation Portfolio	1,986,622	719,652
Growth and Income Portfolio	1,968,501	1,247,090
Money Market Portfolio	10,313,940	17,304,719
Developing Leaders Portfolio	1,519,837	1,467,381
Technology Growth Portfolio	99,762	96,438
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	728,940	964,592
Stock Index Fund	5,232,158	4,217,376
Invesco Variable Investment Funds, Inc.:
High Yield Fund	902,591	9,208,484
Janus Aspen Series:
Mid Cap Growth Portfolio	1,015,113	1,950,068
Balanced Portfolio	3,962,865	5,774,580
Capital Appreciation Portfolio	716,295	1,991,010
Growth Portfolio	1,388,765	3,528,985
Worldwide Growth Portfolio	1,013,425	3,961,601
Janus Aspen Select Series:
International Growth Portfolio	5,434,441	5,356,344
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	231,082	377,087
Large Cap Growth Portfolio	2,189,209	1,440,126
Mid Cap Portfolio	3,361,593	1,333,229
Select Value Portfolio	1,092,788	985,540
Technology & Communications Portfolio	1,719,427	2,200,735
Strong Funds:
Mid Cap Growth Fund II	738,354	1,007,134
Opportunity Fund II	3,397,399	1,880,361
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	78,574	214,701
Core Plus Fixed Income Portfolio	2,361,659	2,957,234
Mid Cap Value Portfolio	1,440,577	741,791
U.S. Real Estate Portfolio	3,032,621	1,348,305
Value Portfolio	3,741,582	1,146,649
Timothy Partners, Ltd.:
Small-Cap VS	227,902	543,701
Conservative Growth VS	2,747,109	342,439
Strategic Growth VS	3,645,270	897,363
Oppenheimer Variable Account Funds:
Balanced Fund	60,743	36
Capital Appreciation Fund	5,996	1
Main Street Fund	135,234	296
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class	104,898	279
Total Return Portfolio — Administrative Class	6,305	1

	$81,173,072	$84,674,618

13

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2004:

1.65% Series Contracts	$345
1.50% Series Contracts	14,902
1.40% Series Contracts	5,753,288
1.25% Series Contracts	21,433
1.10% Series Contracts	30,532
0.95% Series Contracts	469
0.90% Series Contracts	30,296
0.75% Series Contracts	6,381

$5,857,646

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $673,004 for the year ended December 31, 2004.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

14

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(6) CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	12/31/2003	Purchased	Redeemed	12/31/2004
AIM Variable Insurance Funds:
Capital Development Fund - 1.40% series contract	0.000	2,721.825	0.000	2,721.825
Dynamics Fund - 1.50% series contract	64.658	36.156	0.533	100.281
Dynamics Fund - 1.40% series contract	63,086.332	46,906.549	32,462.904	77,529.977
Dynamics Fund - 1.10% series contract	0.000	154.371	154.371	0.000
Dynamics Fund - 0.95% series contract	0.000	25.332	1.569	23.763
Dynamics Fund - 0.90% series contract	7.139	138.520	145.659	0.000
Dynamics Fund - 0.75% series contract	57.208	75.080	69.048	63.240
Core Equity Fund - 1.50% series contract	2,957.600	598.203	11.222	3,544.581
Core Equity Fund - 1.40% series contract	1,079,564.320	197,437.641	235,274.437	1,041,727.524
Core Equity Fund - 1.25% series contract	1,023.185	69.871	0.000	1,093.056
Core Equity Fund - 1.10% series contract	7,710.659	1,414.656	4,675.506	4,449.809
Core Equity Fund - 0.90% series contract	1,249.958	164.899	1,414.857	0.000
Core Equity Fund - 0.75% series contract	138.231	98.645	0.000	236.876
Health Sciences Fund - 1.50% series contract	1,503.131	10.588	11.046	1,502.673
Health Sciences Fund - 1.40% series contract	311,542.224	176,944.657	106,475.124	382,011.757
Health Sciences Fund - 1.25% series contract	0.000	577.604	0.000	577.604
Health Sciences Fund - 1.10% series contract	552.891	1,610.276	1,435.513	727.654
Health Sciences Fund - 0.95% series contract	179.965	82.550	184.958	77.557
Health Sciences Fund - 0.90% series contract	1,325.870	274.532	1,600.402	0.000
Health Sciences Fund - 0.75% series contract	3,546.346	869.014	430.571	3,984.789
High Yield Fund - 1.50% series contract	0.000	1,234.290	0.783	1,233.507
High Yield Fund - 1.40% series contract	0.000	582,660.238	132,721.096	449,939.142
High Yield Fund - 1.25% series contract	0.000	5,198.887	207.189	4,991.698
High Yield Fund - 1.10% series contract	0.000	214.851	0.000	214.851
High Yield Fund - 0.95% series contract	0.000	43.918	0.000	43.918
High Yield Fund - 0.90% series contract	0.000	737.395	737.395	0.000
High Yield Fund - 0.75% series contract	0.000	774.713	0.000	774.713
Financial Services Fund - 1.50% series contract	876.436	501.493	9.492	1,368.437
Financial Services Fund - 1.40% series contract	157,061.561	80,348.272	29,157.263	208,252.570
Financial Services Fund - 1.25% series contract	600.821	44.557	0.000	645.378
Financial Services Fund - 1.10% series contract	38.751	251.944	33.745	256.950
Financial Services Fund - 0.95% series contract	0.000	30.316	1.911	28.405
Financial Services Fund - 0.75% series contract	506.763	209.619	419.874	296.508
Small Cap Equity Fund - 1.40% series contract	0.000	48.134	0.000	48.134
Small Company Growth Fund - 1.50% series contract	63.208	32.006	26.575	68.639
Small Company Growth Fund - 1.40% series contract	131,306.947	134,057.903	141,516.614	123,848.236
Small Company Growth Fund - 1.25% series contract	3,369.123	762.139	79.260	4,052.002
Small Company Growth Fund - 1.10% series contract	34.809	353.199	0.000	388.008
Small Company Growth Fund - 0.90% series contract	1.635	32.197	33.832	0.000
Small Company Growth Fund - 0.75% series contract	2,571.023	636.053	25.613	3,181.463
Total Return Fund - 1.40% series contract	189,787.694	12,099.247	25,543.761	176,343.180
Total Return Fund - 1.10% series contract	8,290.241	1,609.440	6,131.647	3,768.034
American Century Funds
Large Company Value I - 1.40% series contract	0.000	36,785.724	83.932	36,701.792
Mid Cap Value I - 1.40% series contract	0.000	25,025.661	55.433	24,970.228
Ultra I - 1.40% series contract	0.000	598.086	0.000	598.086
Vista I - 1.40% series contract	0.000	4,939.582	1.297	4,938.285
Vista I - 0.95% series contract	0.000	21.514	0.000	21.514
Scudder VIT Funds:
EAFE Equity Index - 1.50% series contract	63.986	2,946.091	2,890.311	119.766
EAFE Equity Index - 1.40% series contract	410,290.151	221,668.632	154,747.941	477,210.842
EAFE Equity Index - 1.10% series contract	1,041.280	269.384	524.772	785.892
EAFE Equity Index - 0.90% series contract	1,116.562	2,164.615	3,281.177	0.000
EAFE Equity Index - 0.95% series contract	59.751	0.000	0.000	59.751
EAFE Equity Index - 0.75% series contract	0.000	17.367	0.000	17.367
Equity 500 Index - 1.40% series contract	189,979.908	17,776.325	32,738.041	175,018.192
Equity 500 Index - 1.10% series contract	2,042.857	619.811	821.472	1,841.196
Equity 500 Index - 0.95% series contract	169.804	0.000	0.000	169.804
Equity 500 Index - 0.90% series contract	2,283.459	484.527	2,767.986	0.000
Small Cap Index - 1.50% series contract	127.064	0.000	0.160	126.904
Small Cap Index - 1.40% series contract	434,240.830	187,405.710	274,407.107	347,239.433
Small Cap Index - 1.25% series contract	613.862	104.192	83.354	634.700
Small Cap Index - 1.10% series contract	8.778	135.176	99.167	44.787
Small Cap Index - 0.90% series contract	1,637.748	581.591	2,219.339	0.000
Small Cap Index - 0.95% series contract	144.907	14.389	123.022	36.274
Small Cap Index - 0.75% series contract	370.115	117.176	5.987	481.304

24

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	12/31/2003	Purchased	Redeemed	12/31/2004
Dreyfus Variable Investment Fund:
Appreciation Portfolio - 1.50% series contract	2,743.369	57.438	116.874	2,683.933
Appreciation Portfolio - 1.40% series contract	936,025.635	225,860.735	125,518.417	1,036,367.953
Appreciation Portfolio - 1.25% series contract	10,260.940	3,131.641	119.118	13,273.463
Appreciation Portfolio - 1.10% series contract	8,455.513	2,020.540	3,644.829	6,831.224
Appreciation Portfolio - 0.95% series contract	150.958	0.000	0.000	150.958
Appreciation Portfolio - 0.90% series contract	2,923.121	1,165.287	4,088.408	0.000
Appreciation Portfolio - 0.75% series contract	637.550	348.402	461.424	524.528
Growth and Income Portfolio - 1.50% series contract	36.570	0.000	21.066	15.504
Growth and Income Portfolio - 1.40% series contract	594,854.140	241,494.228	175,603.141	660,745.227
Growth and Income Portfolio - 1.25% series contract	10,166.144	3,087.123	1,681.567	11,571.700
Growth and Income Portfolio - 1.10% series contract	4,344.521	2,239.049	1,525.412	5,058.158
Growth and Income Portfolio - 0.90% series contract	1,018.544	278.683	1,297.227	0.000
Growth and Income Portfolio - 0.75% series contract	1,683.104	488.686	61.016	2,110.774
Money Market Portfolio - 1.50% series contract	2,540.928	212.689	374.882	2,378.735
Money Market Portfolio - 1.40% series contract	11,398,828.937	11,805,454.690	17,745,972.695	5,458,310.932
Money Market Portfolio - 1.25% series contract	142.363	99.400	0.001	241.762
Money Market Portfolio - 1.10% series contract	9,040.873	4,218.677	8,641.399	4,618.151
Money Market Portfolio - 0.90% series contract	133,840.928	19,809.092	153,650.020	0.000
Money Market Portfolio - 0.75% series contract	30,543.174	11,216.774	638.662	41,121.286
Developing Leaders Portfolio - 1.50% series contract	1,500.700	1,336.106	951.916	1,884.890
Developing Leaders Portfolio - 1.40% series contract	898,484.551	209,328.629	188,791.275	919,021.905
Developing Leaders Portfolio - 1.25% series contract	5,322.133	1,751.260	381.127	6,692.266
Developing Leaders Portfolio - 1.10% series contract	9,249.068	2,746.784	5,157.194	6,838.658
Developing Leaders Portfolio - 0.95% series contract	491.205	57.935	0.892	548.248
Developing Leaders Portfolio - 0.90% series contract	5,775.857	1,007.816	6,783.673	0.000
Developing Leaders Portfolio - 0.75% series contract	2,861.914	768.446	97.651	3,532.709
Technology Growth Portfolio - 1.40% series contract	0.000	9,793.762	9,594.873	198.889
Technology Growth Portfolio - 0.95% series contract	0.000	20.730	0.000	20.730
Dreyfus Funds:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	574.951	0.000	1.284	573.667
Socially Responsible Growth Fund, Inc. - 1.40% series contract	925,266.631	150,184.926	162,184.019	913,267.538
Socially Responsible Growth Fund, Inc. - 1.10% series contract	4,815.599	1,150.617	679.669	5,286.547
Socially Responsible Growth Fund, Inc. - 0.90% series contract	4,333.000	624.093	4,957.093	0.000
Socially Responsible Growth Fund, Inc. - 0.75% series contract	968.674	525.704	545.001	949.377
Stock Index Fund - 1.65% series contract	175.894	69.420	0.896	244.418
Stock Index Fund - 1.50% series contract	10,627.818	641.647	514.863	10,754.602
Stock Index Fund - 1.40% series contract	4,670,251.024	831,087.470	708,472.812	4,792,865.682
Stock Index Fund - 1.25% series contract	2,960.789	774.494	11.522	3,723.761
Stock Index Fund - 1.10% series contract	9,003.839	3,418.423	4,867.300	7,554.962
Stock Index Fund - 0.95% series contract	680.516	0.000	0.000	680.516
Stock Index Fund - 0.90% series contract	73,399.535	6,556.947	79,956.482	0.000
Stock Index Fund - 0.75% series contract	7,635.158	1,783.478	621.986	8,796.650
Invesco Variable Investment Funds, Inc.
High Yield Fund - 1.50% series contract	1,210.056	0.000	1,210.056	0.000
High Yield Fund - 1.40% series contract	859,221.923	68,252.685	927,474.608	0.000
High Yield Fund - 1.25% series contract	4,988.977	84.401	5,073.378	0.000
High Yield Fund - 1.10% series contract	188.060	7.057	195.117	0.000
High Yield Fund - 0.95% series contract	0.001	2.843	2.844	0.000
High Yield Fund - 0.90% series contract	755.565	28.476	784.041	0.000
High Yield Fund - 0.75% series contract	587.034	99.508	686.542	0.000
Janus Aspen Series:
Mid Cap Growth Portfolio - 1.50% series contract	2,739.816	1,063.268	1,568.493	2,234.591
Mid Cap Growth Portfolio - 1.40% series contract	1,291,553.100	210,034.920	255,348.116	1,246,239.904
Mid Cap Growth Portfolio - 1.10% series contract	21,025.289	4,972.935	7,443.134	18,555.090
Mid Cap Growth Portfolio - 0.95% series contract	218.778	34.044	0.916	251.906
Mid Cap Growth Portfolio - 0.90% series contract	9,670.762	1,921.364	11,592.126	0.000
Mid Cap Growth Portfolio - 0.75% series contract	612.357	224.523	0.381	836.499
Balanced Portfolio - 1.65% series contract	948.104	48.454	417.344	579.214
Balanced Portfolio - 1.50% series contract	10,198.846	878.299	1,571.882	9,505.263
Balanced Portfolio - 1.40% series contract	3,685,075.400	491,242.415	580,039.069	3,596,278.746
Balanced Portfolio - 1.25% series contract	25,172.606	4,937.181	1,534.510	28,575.277
Balanced Portfolio - 1.10% series contract	19,069.761	4,717.427	10,437.116	13,350.072
Balanced Portfolio - 0.95% series contract	171.888	0.000	0.000	171.888
Balanced Portfolio - 0.90% series contract	55,839.756	2,921.507	58,761.263	0.000
Balanced Portfolio - 0.75% series contract	2,154.381	637.018	315.253	2,476.146

25

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	12/31/2003	Purchased	Redeemed	12/31/2004
Janus Aspen Series:
Capital Appreciation Portfolio - 1.50% series contract	6,352.318	1,911.992	2,481.022	5,783.288
Capital Appreciation Portfolio - 1.40% series contract	1,483,721.928	203,486.062	318,141.609	1,369,066.381
Capital Appreciation Portfolio - 1.25% series contract	6,761.170	1,235.679	153.319	7,843.530
Capital Appreciation Portfolio - 1.10% series contract	11,535.264	3,317.443	5,772.519	9,080.188
Capital Appreciation Portfolio - 0.95% series contract	340.749	29.095	0.000	369.844
Capital Appreciation Portfolio - 0.90% series contract	15,170.725	3,115.646	18,286.371	0.000
Capital Appreciation Portfolio - 0.75% series contract	3,673.250	934.124	498.565	4,108.809
Growth Portfolio - 1.50% series contract	3,520.817	1,466.415	1,744.828	3,242.404
Growth Portfolio - 1.40% series contract	2,117,639.460	318,306.455	472,284.907	1,963,661.008
Growth Portfolio - 1.25% series contract	5,531.696	727.508	871.116	5,388.088
Growth Portfolio - 1.10% series contract	17,617.840	3,909.087	9,455.209	12,071.718
Growth Portfolio - 0.95% series contract	128.720	0.000	0.000	128.720
Growth Portfolio - 0.90% series contract	6,765.629	1,344.500	8,110.129	0.000
Growth Portfolio - 0.75% series contract	2,297.375	675.606	604.876	2,368.105
Worldwide Growth Portfolio - 1.50% series contract	2,809.923	1,326.869	1,633.335	2,503.457
Worldwide Growth Portfolio - 1.40% series contract	2,099,555.231	264,450.015	471,667.634	1,892,337.612
Worldwide Growth Portfolio - 1.25% series contract	17,208.944	2,247.258	1,194.961	18,261.241
Worldwide Growth Portfolio - 1.10% series contract	14,464.542	3,049.693	6,618.811	10,895.424
Worldwide Growth Portfolio - 0.95% series contract	277.111	16.545	1.039	292.617
Worldwide Growth Portfolio - 0.90% series contract	46,144.266	5,977.212	52,121.478	0.000
Worldwide Growth Portfolio - 0.75% series contract	2,169.871	512.618	492.102	2,190.387
Janus Aspen Select Series:
International Growth Portfolio - 1.50% series contract	1,184.660	197.056	485.564	896.152
International Growth Portfolio - 1.40% series contract	669,789.197	495,706.962	484,424.387	681,071.772
International Growth Portfolio - 1.25% series contract	9,400.966	2,402.511	266.808	11,536.669
International Growth Portfolio - 1.10% series contract	15,388.121	2,983.964	7,189.723	11,182.362
International Growth Portfolio - 0.95% series contract	0.000	140.746	117.962	22.784
International Growth Portfolio - 0.90% series contract	1,862.207	848.214	2,710.421	0.000
International Growth Portfolio - 0.75% series contract	0.000	7.073	-0.002	7.075
PBHG Insurance Series Fund, Inc:
Growth II Portfolio - 1.50% series contract	1,021.618	227.441	44.146	1,204.913
Growth II Portfolio - 1.40% series contract	317,820.223	50,376.104	63,231.201	304,965.126
Growth II Portfolio - 1.10% series contract	2,127.346	425.285	463.602	2,089.029
Growth II Portfolio - 0.95% series contract	109.550	30.463	30.893	109.120
Growth II Portfolio - 0.90% series contract	1,534.127	291.195	1,825.322	0.000
Growth II Portfolio - 0.75% series contract	24.975	32.439	0.001	57.413
Large Cap Growth Portfolio - 1.65% series contract	149.392	60.960	0.765	209.587
Large Cap Growth Portfolio - 1.50% series contract	659.261	189.768	115.192	733.837
Large Cap Growth Portfolio - 1.40% series contract	617,461.763	225,672.126	162,628.401	680,505.488
Large Cap Growth Portfolio - 1.25% series contract	2,296.222	285.037	0.003	2,581.256
Large Cap Growth Portfolio - 1.10% series contract	5,597.758	2,195.975	2,096.523	5,697.210
Large Cap Growth Portfolio - 0.95% series contract	345.406	0.000	0.000	345.406
Large Cap Growth Portfolio - 0.90% series contract	1,309.310	259.037	1,568.347	0.000
Large Cap Growth Portfolio - 0.75% series contract	1,932.550	597.038	88.823	2,440.765
Mid Cap Portfolio - 1.50% series contract	3,910.279	84.879	1.680	3,993.478
Mid Cap Portfolio - 1.40% series contract	741,933.320	409,820.881	226,164.240	925,589.961
Mid Cap Portfolio - 1.25% series contract	10,347.112	3,158.192	694.604	12,810.700
Mid Cap Portfolio - 1.10% series contract	3,052.005	1,530.204	2,167.528	2,414.681
Mid Cap Portfolio - 0.90% series contract	6,439.506	328.394	6,767.900	0.000
Mid Cap Portfolio - 0.75% series contract	4,311.391	973.630	92.209	5,192.812
Select Value Portfolio - 1.50% series contract	1,018.770	363.918	2.387	1,380.301
Select Value Portfolio - 1.40% series contract	402,147.263	170,245.095	154,823.831	417,568.527
Select Value Portfolio - 1.25% series contract	17,763.026	1,140.916	9,257.682	9,646.260
Select Value Portfolio - 1.10% series contract	431.539	175.215	140.368	466.386
Select Value Portfolio - 0.95% series contract	0.000	41.187	2.590	38.597
Select Value Portfolio - 0.90% series contract	34.692	0.000	34.692	0.000
Select Value Portfolio - 0.75% series contract	3,871.861	1,284.827	53.344	5,103.344
Technology & Communications Portfolio - 1.50% series contract	1,019.648	41.027	2.131	1,058.544
Technology & Communications Portfolio - 1.40% series contract	2,169,043.606	536,280.173	563,339.415	2,141,984.364
Technology & Communications Portfolio - 1.10% series contract	19,260.743	5,626.497	10,577.726	14,309.514
Technology & Communications Portfolio - 0.95% series contract	714.093	84.523	246.390	552.226
Technology & Communications Portfolio - 0.90% series contract	17,248.651	4,207.766	21,456.417	0.000
Technology & Communications Portfolio - 0.75% series contract	2,295.268	876.768	107.774	3,064.262

26

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	12/31/2003	Purchased	Redeemed	12/31/2004
Strong Funds:
Mid Cap Growth Fund II - 1.50% series contract	38.648	0.000	9.603	29.045
Mid Cap Growth Fund II - 1.40% series contract	626,038.511	127,256.610	124,386.659	628,908.462
Mid Cap Growth Fund II - 1.25% series contract	20.835	85.437	0.005	106.267
Mid Cap Growth Fund II - 1.10% series contract	5,261.753	1,993.755	1,008.903	6,246.605
Mid Cap Growth Fund II - 0.95% series contract	25.023	0.000	0.000	25.023
Mid Cap Growth Fund II - 0.90% series contract	17,364.525	2,424.812	19,789.337	0.000
Mid Cap Growth Fund II - 0.75% series contract	4,900.443	1,284.414	158.469	6,026.388
Opportunity Fund II - 1.50% series contract	5,217.910	288.953	341.490	5,165.373
Opportunity Fund II - 1.40% series contract	786,599.201	300,551.263	186,145.205	901,005.259
Opportunity Fund II - 1.25% series contract	2,088.017	5,635.702	4.225	7,719.494
Opportunity Fund II - 1.10% series contract	3,558.540	1,063.697	1,333.379	3,288.858
Opportunity Fund II - 0.95% series contract	122.236	0.801	105.027	18.010
Opportunity Fund II - 0.90% series contract	16,382.234	954.508	17,336.742	0.000
Opportunity Fund II - 0.75% series contract	8,493.339	1,992.357	563.210	9,922.486
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio - 1.40% series contract	143,001.695	11,307.760	23,777.952	130,531.503
Emerging Markets Portfolio - 1.10% series contract	2,153.254	153.422	408.581	1,898.095
Emerging Markets Portfolio - 0.95% series contract	0.002	0.000	0.002	0.000
Emerging Markets Portfolio - 0.90% series contract	1,010.070	105.892	1,115.962	0.000
Core Plus Fixed Income Portfolio - 1.50% series contract	4,004.390	34.837	275.755	3,763.472
Core Plus Fixed Income Portfolio - 1.40% series contract	1,111,500.860	248,871.679	319,558.141	1,040,814.398
Core Plus Fixed Income Portfolio - 1.25% series contract	11,072.438	2,182.350	656.455	12,598.333
Core Plus Fixed Income Portfolio - 1.10% series contract	5,899.268	2,353.260	2,797.316	5,455.212
Core Plus Fixed Income Portfolio - 0.90% series contract	1,753.649	704.624	2,458.273	0.000
Core Plus Fixed Income Portfolio - 0.75% series contract	1,396.144	699.321	85.577	2,009.888
Mid Cap Value Portfolio - 1.65% series contract	0.000	421.176	0.000	421.176
Mid Cap Value Portfolio - 1.50% series contract	1,480.972	731.063	721.168	1,490.867
Mid Cap Value Portfolio - 1.40% series contract	417,352.873	137,483.351	87,348.836	467,487.388
Mid Cap Value Portfolio - 1.25% series contract	882.716	158.023	0.004	1,040.735
Mid Cap Value Portfolio - 1.10% series contract	3,927.983	1,581.996	1,207.847	4,302.132
Mid Cap Value Portfolio - 0.95% series contract	113.080	0.000	113.080	0.000
Mid Cap Value Portfolio - 0.90% series contract	3,535.862	654.475	4,190.337	0.000
Mid Cap Value Portfolio - 0.75% series contract	1,518.257	434.164	0.000	1,952.421
U.S. Real Estate Portfolio - 1.50% series contract	958.761	0.000	176.609	782.152
U.S. Real Estate Portfolio - 1.40% series contract	549,927.036	205,927.353	137,802.134	618,052.255
U.S. Real Estate Portfolio - 1.25% series contract	944.337	1,524.304	0.001	2,468.640
U.S. Real Estate Portfolio - 1.10% series contract	5,725.997	2,743.937	4,095.380	4,374.554
U.S. Real Estate Portfolio - 0.95% series contract	69.022	129.669	83.080	115.611
U.S. Real Estate Portfolio - 0.90% series contract	396.422	1,116.371	1,512.793	0.000
U.S. Real Estate Portfolio - 0.75% series contract	1,794.121	416.240	5.066	2,205.295
Value Portfolio - 1.50% series contract	1,175.072	950.194	903.443	1,221.823
Value Portfolio - 1.40% series contract	620,028.974	338,590.582	151,428.384	807,191.172
Value Portfolio - 1.25% series contract	0.000	33.943	0.000	33.943
Value Portfolio - 1.10% series contract	5,123.338	1,141.544	547.178	5,717.704
Value Portfolio - 0.95% series contract	33.363	0.000	0.000	33.363
Value Portfolio - 0.90% series contract	5,265.487	617.980	5,883.467	0.000
Value Portfolio - 0.75% series contract	1,475.807	296.193	159.383	1,612.617
Timothy Partners, Ltd.:
Small-Cap VS - 1.50% series contract	604.436	177.929	0.272	782.093
Small-Cap VS - 1.40% series contract	325,717.236	23,845.860	39,316.707	310,246.389
Small-Cap VS - 1.10% series contract	2,478.777	364.413	61.102	2,782.088
Small-Cap VS - 0.75% series contract	366.035	199.660	0.001	565.694
Conservative Growth Fund VS - 1.50% series contract	7,343.039	41.024	2,793.676	4,590.387
Conservative Growth Fund VS - 1.40% series contract	348,794.768	291,497.200	53,727.483	586,564.485
Conservative Growth Fund VS - 1.25% series contract	0.000	619.421	0.000	619.421
Conservative Growth Fund VS - 1.10% series contract	37.886	137.534	0.000	175.420
Conservative Growth Fund VS - 0.75% series contract	6.078	128.032	0.174	133.936
Strategic Growth Fund VS - 1.50% series contract	3,195.360	534.029	3,138.484	590.905
Strategic Growth Fund VS - 1.40% series contract	408,637.294	406,656.020	128,082.186	687,211.128
Strategic Growth Fund VS - 0.75% series contract	30.285	40.119	0.000	70.404
Oppenheimer Variable Account Funds:
Balanced Fund Initial Shares - 1.50% series contract	0.000	3,000.955	0.000	3,000.955
Balanced Fund Initial Shares - 1.40% series contract	0.000	3,001.731	0.000	3,001.731
Balanced Fund Initial Shares - 0.95% series contract	0.000	21.039	0.000	21.039
Capital Appreciation Initial Shares - 1.40% series contract	0.000	581.341	0.000	581.341
Main Street Fund Initial Shares - 1.40% series contract	0.000	13,089.746	27.618	13,062.128
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class - 1.40% series contract	0.000	10,087.993	21.520	10,066.473
Total Return Portfolio — Administrative Class - 1.40% series contract	0.000	627.100	0.000	627.100

27

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	12/31/2002	Purchased	Redeemed	12/31/2003
Scudder VIT Funds:
EAFE Equity Index - 1.50% series contract	22.891	41.734	0.639	63.986
EAFE Equity Index - 1.40% series contract	187,535.206	8,426,851.115	8,204,096.170	410,290.151
EAFE Equity Index - 1.10% series contract	687.621	353.659	0.000	1,041.280
EAFE Equity Index - 0.95% series contract	1,800.556	0.000	1,740.805	59.751
EAFE Equity Index - 0.90% series contract	791.144	325.418	0.000	1,116.562
Equity 500 Index - 1.40% series contract	220,814.702	27,460.383	58,295.177	189,979.908
Equity 500 Index - 1.10% series contract	2,727.390	1,032.820	1,717.353	2,042.857
Equity 500 Index - 0.95% series contract	179.116	0.000	9.312	169.804
Equity 500 Index - 0.90% series contract	1,614.188	669.271	0.000	2,283.459
Small Cap Index - 1.50% series contract	127.264	0.000	0.200	127.064
Small Cap Index - 1.40% series contract	165,980.862	1,897,347.413	1,629,087.445	434,240.830
Small Cap Index - 1.25% series contract	78.204	688.158	152.500	613.862
Small Cap Index - 1.10% series contract	0.000	8.778	0.000	8.778
Small Cap Index - 0.95% series contract	4.364	144.903	4.360	144.907
Small Cap Index - 0.90% series contract	1,015.061	622.687	0.000	1,637.748
Small Cap Index - 0.75% series contract	268.850	128.576	27.311	370.115
Dreyfus Variable Investment Fund:
Appreciation Portfolio - 1.50% series contract	2,136.034	706.018	98.683	2,743.369
Appreciation Portfolio - 1.40% series contract	821,738.414	456,695.137	342,407.916	936,025.635
Appreciation Portfolio - 1.25% series contract	172.414	10,842.144	753.618	10,260.940
Appreciation Portfolio - 1.10% series contract	6,651.281	3,237.030	1,432.798	8,455.513
Appreciation Portfolio - 0.95% series contract	150.958	0.000	0.000	150.958
Appreciation Portfolio - 0.90% series contract	2,343.298	579.823	0.000	2,923.121
Appreciation Portfolio - 0.75% series contract	404.810	234.874	2.134	637.550
Growth and Income Portfolio - 1.50% series contract	16.060	20.797	0.287	36.570
Growth and Income Portfolio - 1.40% series contract	633,983.863	218,423.546	257,553.269	594,854.140
Growth and Income Portfolio - 1.25% series contract	8,651.943	1,675.094	160.893	10,166.144
Growth and Income Portfolio - 1.10% series contract	2,655.811	1,728.426	39.716	4,344.521
Growth and Income Portfolio - 0.90% series contract	780.152	238.392	0.000	1,018.544
Growth and Income Portfolio - 0.75% series contract	1,380.154	353.481	50.531	1,683.104
Money Market Portfolio - 1.50% series contract	3,512.734	262.659	1,234.465	2,540.928
Money Market Portfolio - 1.40% series contract	26,597,370.970	265,254,653.776	280,453,195.809	11,398,828.937
Money Market Portfolio - 1.25% series contract	54.380	87.983	0.000	142.363
Money Market Portfolio - 1.10% series contract	23,476.567	5,142.513	19,578.207	9,040.873
Money Market Portfolio - 0.90% series contract	126,326.727	18,007.380	10,493.179	133,840.928
Money Market Portfolio - 0.75% series contract	13,181.025	23,769.874	6,407.725	30,543.174
Developing Leaders Portfolio - 1.50% series contract	1,414.885	88.125	2.310	1,500.700
Developing Leaders Portfolio - 1.40% series contract	887,931.962	11,616,823.836	11,606,271.247	898,484.551
Developing Leaders Portfolio - 1.25% series contract	5,837.045	2,824.34	3,339.252	5,322.133
Developing Leaders Portfolio - 1.10% series contract	5,581.765	3,790.364	123.061	9,249.068
Developing Leaders Portfolio - 0.95% series contract	471.199	54.218	34.212	491.205
Developing Leaders Portfolio - 0.90% series contract	5,490.189	1,073.13	787.462	5,775.857
Developing Leaders Portfolio - 0.75% series contract	2,066.318	858.516	62.920	2,861.914
Dreyfus Funds:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	576.445	0.000	1.494	574.951
Socially Responsible Growth Fund, Inc. - 1.40% series contract	960,232.146	164,261.804	199,227.319	925,266.631
Socially Responsible Growth Fund, Inc. - 1.10% series contract	3,420.290	1,949.984	554.675	4,815.599
Socially Responsible Growth Fund, Inc. - 0.90% series contract	3,843.678	489.322	0.000	4,333.000
Socially Responsible Growth Fund, Inc. - 0.75% series contract	625.579	374.445	31.350	968.674
Stock Index Fund - 1.65% series contract	95.159	81.669	0.934	175.894
Stock Index Fund - 1.50% series contract	10,366.380	815.626	554.188	10,627.818
Stock Index Fund - 1.40% series contract	4,454,143.840	1,460,803.731	1,244,696.547	4,670,251.024
Stock Index Fund - 1.25% series contract	209.774	2,975.121	224.106	2,960.789
Stock Index Fund - 1.10% series contract	6,861.288	3,518.171	1,375.620	9,003.839
Stock Index Fund - 0.95% series contract	3,171.095	146.311	2,636.890	680.516
Stock Index Fund - 0.90% series contract	67,021.625	7,518.017	1,140.107	73,399.535
Stock Index Fund - 0.75% series contract	5,807.305	1,936.043	108.190	7,635.158
Invesco Variable Investment Funds, Inc.:
Dynamics Fund - 1.50% series contract	24.686	40.634	0.662	64.658
Dynamics Fund - 1.40% series contract	78,143.205	202,207.680	217,264.553	63,086.332
Dynamics Fund - 0.90% series contract	0.000	7.139	0.000	7.139
Dynamics Fund - 0.75% series contract	18.335	38.873	0.000	57.208
Core Equity Fund - 1.50% series contract	2,347.721	812.096	202.217	2,957.600
Core Equity Fund - 1.40% series contract	1,100,758.403	224,463.258	245,657.341	1,079,564.320
Core Equity Fund - 1.25% series contract	4.084	1,019.101	0.000	1,023.185
Core Equity Fund - 1.10% series contract	5,632.301	2,309.480	231.122	7,710.659
Core Equity Fund - 0.90% series contract	1,016.232	233.726	0.000	1,249.958
Core Equity Fund - 0.75% series contract	73.842	64.389	0.000	138.231
Health Sciences Fund - 1.50% series contract	1,503.619	0.000	0.488	1,503.131
Health Sciences Fund - 1.40% series contract	210,450.701	163,875.475	62,783.952	311,542.224
Health Sciences Fund - 1.10% series contract	203.656	473.071	123.836	552.891
Health Sciences Fund - 0.95% series contract	0.000	179.965	0.000	179.965
Health Sciences Fund - 0.90% series contract	1,160.526	165.344	0.000	1,325.870
Health Sciences Fund - 0.75% series contract	2,641.906	908.395	3.955	3,546.346

32

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	12/31/2002	Purchased	Redeemed	12/31/2003
Invesco Variable Investment Funds, Inc.
High Yield Fund - 1.50% series contract	983.299	759.209	532.452	1,210.056
High Yield Fund - 1.40% series contract	488,086.809	639,182.149	268,047.035	859,221.923
High Yield Fund - 1.25% series contract	21.978	5,035.213	68.214	4,988.977
High Yield Fund - 1.10% series contract	169.835	19.323	1.098	188.060
High Yield Fund - 0.95% series contract	0.001	0.000	0.000	0.001
High Yield Fund - 0.90% series contract	653.397	182.380	80.212	755.565
High Yield Fund - 0.75% series contract	367.999	219.843	0.808	587.034
Financial Services Fund - 1.50% series contract	876.437	10.769	10.770	876.436
Financial Services Fund - 1.40% series contract	118,822.635	98,004.591	59,765.665	157,061.561
Financial Services Fund - 1.25% series contract	3.808	621.382	24.369	600.821
Financial Services Fund - 1.10% series contract	0.000	38.751	0.000	38.751
Financial Services Fund - 0.75% series contract	331.521	175.778	0.536	506.763
Small Company Growth Fund - 1.50% series contract	27.131	36.496	0.419	63.208
Small Company Growth Fund - 1.40% series contract	155,173.901	2,021,064.625	2,044,931.579	131,306.947
Small Company Growth Fund - 1.25% series contract	55.942	3,870.010	556.829	3,369.123
Small Company Growth Fund - 1.10% series contract	0.000	34.809	0.000	34.809
Small Company Growth Fund - 0.90% series contract	0.000	1.635	0.000	1.635
Small Company Growth Fund - 0.75% series contract	1,926.298	692.400	47.675	2,571.023
Total Return Fund - 1.40% series contract	232,581.391	20,829.708	63,623.405	189,787.694
Total Return Fund - 1.10% series contract	6,257.636	2,370.780	338.175	8,290.241
Janus Aspen Series:
Mid Cap Growth Portfolio - 1.50% series contract	2,939.253	77.737	277.174	2,739.816
Mid Cap Growth Portfolio - 1.40% series contract	1,290,667.557	753,528.040	752,642.497	1,291,553.100
Mid Cap Growth Portfolio - 1.10% series contract	14,073.466	8,250.723	1,298.900	21,025.289
Mid Cap Growth Portfolio - 0.95% series contract	856.311	19.794	657.327	218.778
Mid Cap Growth Portfolio - 0.90% series contract	7,684.759	1,986.003	0.000	9,670.762
Mid Cap Growth Portfolio - 0.75% series contract	472.925	175.397	35.965	612.357
Balanced Portfolio - 1.65% series contract	715.911	234.888	2.695	948.104
Balanced Portfolio - 1.50% series contract	9,029.715	1,364.990	195.859	10,198.846
Balanced Portfolio - 1.40% series contract	3,702,620.254	733,328.729	750,873.583	3,685,075.400
Balanced Portfolio - 1.25% series contract	9,113.219	16,781.627	722.240	25,172.606
Balanced Portfolio - 1.10% series contract	13,120.266	6,537.390	587.895	19,069.761
Balanced Portfolio - 0.95% series contract	1,282.216	0.000	1,110.328	171.888
Balanced Portfolio - 0.90% series contract	53,841.269	2,937.091	938.604	55,839.756
Balanced Portfolio - 0.75% series contract	1,579.653	607.793	33.065	2,154.381
Capital Appreciation Portfolio - 1.50% series contract	6,699.916	657.624	1,005.222	6,352.318
Capital Appreciation Portfolio - 1.40% series contract	1,548,077.357	291,726.858	356,082.287	1,483,721.928
Capital Appreciation Portfolio - 1.25% series contract	204.741	7,089.127	532.698	6,761.170
Capital Appreciation Portfolio - 1.10% series contract	7,637.061	4,411.848	513.645	11,535.264
Capital Appreciation Portfolio - 0.95% series contract	1,816.324	31.948	1,507.523	340.749
Capital Appreciation Portfolio - 0.90% series contract	12,880.523	2,351.425	61.223	15,170.725
Capital Appreciation Portfolio - 0.75% series contract	2,582.245	1,096.609	5.604	3,673.250
Growth Portfolio - 1.50% series contract	3,725.518	89.578	294.279	3,520.817
Growth Portfolio - 1.40% series contract	2,338,003.425	775,311.615	995,675.580	2,117,639.460
Growth Portfolio - 1.25% series contract	30.710	5,556.782	55.796	5,531.696
Growth Portfolio - 1.10% series contract	12,164.934	5,986.620	533.714	17,617.840
Growth Portfolio - 0.95% series contract	128.720	0.000	0.000	128.720
Growth Portfolio - 0.90% series contract	5,335.350	1,430.279	0.000	6,765.629
Growth Portfolio - 0.75% series contract	1,647.960	690.455	41.040	2,297.375
Worldwide Growth Portfolio - 1.50% series contract	2,621.610	318.196	129.883	2,809.923
Worldwide Growth Portfolio - 1.40% series contract	2,438,561.261	3,620,930.541	3,959,936.571	2,099,555.231
Worldwide Growth Portfolio - 1.25% series contract	10,530.938	11,079.57	4,401.564	17,208.944
Worldwide Growth Portfolio - 1.10% series contract	10,650.649	4,910.555	1,096.662	14,464.542
Worldwide Growth Portfolio - 0.95% series contract	2,191.502	0.001	1,914.392	277.111
Worldwide Growth Portfolio - 0.90% series contract	39,742.411	7,409.481	1,007.626	46,144.266
Worldwide Growth Portfolio - 0.75% series contract	1,573.229	634.136	37.494	2,169.871
International Growth Portfolio - 1.50% series contract	1,063.812	300.042	179.194	1,184.660
International Growth Portfolio - 1.40% series contract	678,787.112	3,166,908.744	3,175,906.659	669,789.197
International Growth Portfolio - 1.25% series contract	78.508	9,918.259	595.801	9,400.966
International Growth Portfolio - 1.10% series contract	11,468.866	5,585.77	1,666.516	15,388.121
International Growth Portfolio - 0.90% series contract	1,312.902	549.305	0.000	1,862.207
PBHG Insurance Series Fund, Inc:
Growth II Portfolio - 1.50% series contract	518.350	546.969	43.701	1,021.618
Growth II Portfolio - 1.40% series contract	317,797.743	1,811,281.543	1,811,259.063	317,820.223
Growth II Portfolio - 1.10% series contract	1,611.620	983.957	468.231	2,127.346
Growth II Portfolio - 0.95% series contract	100.503	26.711	17.664	109.550
Growth II Portfolio - 0.90% series contract	1,089.181	444.946	0.000	1,534.127
Growth II Portfolio - 0.75% series contract	31.573	33.341	39.939	24.975
Large Cap Growth Portfolio - 1.65% series contract	79.780	70.405	0.793	149.392
Large Cap Growth Portfolio - 1.50% series contract	1,431.428	284.019	1,056.186	659.261
Large Cap Growth Portfolio - 1.40% series contract	529,410.520	219,969.050	131,917.807	617,461.763
Large Cap Growth Portfolio - 1.25% series contract	25.303	2,319.409	48.490	2,296.222
Large Cap Growth Portfolio - 1.10% series contract	3,680.982	2,118.496	201.720	5,597.758
Large Cap Growth Portfolio - 0.95% series contract	46.839	298.567	0.000	345.406
Large Cap Growth Portfolio - 0.90% series contract	1,820.584	634.511	1,145.785	1,309.310
Large Cap Growth Portfolio - 0.75% series contract	1,296.404	638.531	2.385	1,932.550
Mid Cap Portfolio - 1.50% series contract	3,058.963	853.197	1.881	3,910.279
Mid Cap Portfolio - 1.40% series contract	690,961.567	410,743.75	359,771.997	741,933.320
Mid Cap Portfolio - 1.25% series contract	6,013.902	8,976.463	4,643.253	10,347.112
Mid Cap Portfolio - 1.10% series contract	1,544.221	1,739.335	231.551	3,052.005
Mid Cap Portfolio - 0.90% series contract	6,032.373	407.133	0.000	6,439.506
Mid Cap Portfolio - 0.75% series contract	3,381.249	935.018	4.876	4,311.391

33

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	12/31/2002	Purchased	Redeemed	12/31/2003
PBHG Insurance Series Fund, Inc:
Select Value Portfolio - 1.50% series contract	580.828	440.551	2.609	1,018.770
Select Value Portfolio - 1.40% series contract	379,523.798	172,290.531	149,667.066	402,147.263
Select Value Portfolio - 1.25% series contract	120.028	18,658.715	1,015.717	17,763.026
Select Value Portfolio - 1.10% series contract	574.544	217.451	360.456	431.539
Select Value Portfolio - 0.90% series contract	7.248	27.444	0.000	34.692
Select Value Portfolio - 0.75% series contract	2,664.127	1,261.630	53.896	3,871.861
Technology & Communications Portfolio - 1.50% series contract	976.906	62.462	19.720	1,019.648
Technology & Communications Portfolio - 1.40% series contract	1,894,838.669	1,331,328.694	1,057,123.757	2,169,043.606
Technology & Communications Portfolio - 1.10% series contract	13,520.388	8,602.762	2,862.407	19,260.743
Technology & Communications Portfolio - 0.95% series contract	1,227.788	567.913	1,081.608	714.093
Technology & Communications Portfolio - 0.90% series contract	11,503.812	5,764.848	20.009	17,248.651
Technology & Communications Portfolio - 0.75% series contract	1,510.593	893.846	109.171	2,295.268
Strong Funds:
Mid Cap Growth Fund II - 1.50% series contract	266.028	14.207	241.587	38.648
Mid Cap Growth Fund II - 1.40% series contract	569,056.186	1,596,851.479	1,539,869.154	626,038.511
Mid Cap Growth Fund II - 1.25% series contract	0.000	20.835	0.000	20.835
Mid Cap Growth Fund II - 1.10% series contract	3,337.079	2,163.833	239.159	5,261.753
Mid Cap Growth Fund II - 0.95% series contract	797.623	0.000	772.600	25.023
Mid Cap Growth Fund II - 0.90% series contract	14,370.240	3,032.071	37.786	17,364.525
Mid Cap Growth Fund II - 0.75% series contract	3,459.269	1,480.850	39.676	4,900.443
Opportunity Fund II - 1.50% series contract	4,721.368	901.434	404.892	5,217.910
Opportunity Fund II - 1.40% series contract	666,398.705	1,395,865.899	1,275,665.403	786,599.201
Opportunity Fund II - 1.25% series contract	202.855	1,904.309	19.147	2,088.017
Opportunity Fund II - 1.10% series contract	2,980.451	1,171.879	593.790	3,558.540
Opportunity Fund II - 0.95% series contract	14.922	110.463	3.149	122.236
Opportunity Fund II - 0.90% series contract	15,221.881	1,214.940	54.587	16,382.234
Opportunity Fund II - 0.75% series contract	6,056.793	2,501.650	65.104	8,493.339
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio - 1.40% series contract	143,900.933	15,800.158	16,699.396	143,001.695
Emerging Markets Portfolio - 1.10% series contract	1,629.643	607.344	83.733	2,153.254
Emerging Markets Portfolio - 0.95% series contract	2.142	0.000	2.140	0.002
Emerging Markets Portfolio - 0.90% series contract	804.844	205.226	0.000	1,010.070
Core Plus Fixed Income Portfolio - 1.50% series contract	4,148.255	166.952	310.817	4,004.390
Core Plus Fixed Income Portfolio - 1.40% series contract	1,065,387.210	436,681.903	390,568.253	1,111,500.860
Core Plus Fixed Income Portfolio - 1.25% series contract	1,851.193	10,353.38	1,132.135	11,072.438
Core Plus Fixed Income Portfolio - 1.10% series contract	3,834.895	2,415.017	350.644	5,899.268
Core Plus Fixed Income Portfolio - 0.90% series contract	0.000	1,753.649	0.000	1,753.649
Core Plus Fixed Income Portfolio - 0.75% series contract	1,029.422	445.268	78.546	1,396.144
Mid Cap Value Portfolio - 1.50% series contract	1,481.185	0.000	0.213	1,480.972
Mid Cap Value Portfolio - 1.40% series contract	383,714.571	128,916.508	95,278.206	417,352.873
Mid Cap Value Portfolio - 1.25% series contract	52.729	829.987	0.000	882.716
Mid Cap Value Portfolio - 1.10% series contract	3,089.661	1,602.063	763.741	3,927.983
Mid Cap Value Portfolio - 0.95% series contract	28.150	113.078	28.148	113.080
Mid Cap Value Portfolio - 0.90% series contract	2,938.407	597.455	0.000	3,535.862
Mid Cap Value Portfolio - 0.75% series contract	957.992	588.513	28.248	1,518.257
U.S. Real Estate Portfolio - 1.50% series contract	1,071.599	6.439	119.277	958.761
U.S. Real Estate Portfolio - 1.40% series contract	469,712.672	223,796.755	143,582.391	549,927.036
U.S. Real Estate Portfolio - 1.25% series contract	116.127	851.355	23.145	944.337
U.S. Real Estate Portfolio - 1.10% series contract	3,710.088	2,093.149	77.240	5,725.997
U.S. Real Estate Portfolio - 0.95% series contract	28.392	40.630	0.000	69.022
U.S. Real Estate Portfolio - 0.90% series contract	378.990	17.432	0.000	396.422
U.S. Real Estate Portfolio - 0.75% series contract	1,338.574	459.225	3.678	1,794.121
Value Portfolio - 1.50% series contract	1,116.611	59.769	1.308	1,175.072
Value Portfolio - 1.40% series contract	526,832.864	249,545.287	156,349.177	620,028.974
Value Portfolio - 1.10% series contract	3,689.937	1,592.734	159.333	5,123.338
Value Portfolio - 0.95% series contract	33.363	0.000	0.000	33.363
Value Portfolio - 0.90% series contract	5,091.530	1,716.523	1,542.566	5,265.487
Value Portfolio - 0.75% series contract	949.630	527.403	1.226	1,475.807
Timothy Partners, Ltd.:
Small-Cap VS - 1.50% series contract	4,231.387	0.001	3,626.952	604.436
Small-Cap VS - 1.40% series contract	411,952.278	42,487.508	128,722.550	325,717.236
Small-Cap VS - 1.10% series contract	1,895.369	676.099	92.691	2,478.777
Small-Cap VS - 0.75% series contract	258.208	270.28	162.452	366.035
Conservative Growth Fund VS - 1.50% series contract	1,125.801	6,221.419	4.181	7,343.039
Conservative Growth Fund VS - 1.40% series contract	167,693.588	223,552.345	42,451.165	348,794.768
Conservative Growth Fund VS - 1.10% series contract	0.200	37.686	0.000	37.886
Conservative Growth Fund VS - 0.75% series contract	0.000	6.078	0.000	6.078
Strategic Growth Fund VS - 1.50% series contract	4,019.666	1,745.307	2,569.613	3,195.360
Strategic Growth Fund VS - 1.40% series contract	159,507.218	296,667.544	47,537.468	408,637.294
Strategic Growth Fund VS - 0.75% series contract	0.000	30.285	0.000	30.285

34

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2004				Periods Ended December 31, 2004
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc.:
Capital Development Fund (*)	3	$10.413665	$10.413665	$28	0.00%	1.40%	1.40%	4.14%	4.14%
Dynamics Fund	78	8.199982	8.427490	640	0.00%	0.75%	1.50%	11.64%	12.49%
Core Equity Fund	1,051	12.540145	11.113823	13,277	0.85%	0.75%	1.50%	2.68%	3.46%
Health Sciences Fund	389	10.096155	10.376110	3,942	0.00%	0.75%	1.50%	5.96%	6.76%
High Yield Fund (**)	457	10.741765	10.797012	4,915	5.79%	0.75%	1.50%	7.42%	7.97%
Financial Services Fund	211	11.011283	11.316604	2,330	0.82%	0.75%	1.50%	7.05%	7.86%
Small Cap Equity Fund (*)	0	10.184771	10.184771	0	0.00%	1.40%	1.40%	1.85%	1.85%
Small Company Growth Fund	132	8.840784	9.086065	1,168	0.00%	0.75%	1.50%	12.19%	13.04%
Total Return Fund	180	10.588271	10.825781	1,908	1.67%	1.10%	1.40%	2.28%	2.59%
American Century Investments:
Large Company Value — Class I (*)	37	10.216542	10.216542	375	0.01%	1.40%	1.40%	2.17%	2.17%
Mid Cap Value — Class I (*)	25	10.395465	10.395465	260	0.01%	1.40%	1.40%	3.95%	3.95%
Ultra — Class I (*)	1	10.386756	10.386756	6	0.00%	1.40%	1.40%	3.87%	3.87%
Vista — Class I (*)	5	10.399373	10.403392	52	0.00%	0.95%	1.40%	3.99%	4.03%
Scudder VIT Funds:
EAFE Equity Index	478	8.665044	9.038644	4,167	2.29%	0.75%	1.50%	17.28%	18.17%
Equity 500 Index	177	8.852168	9.078997	1,567	1.12%	0.95%	1.40%	9.05%	9.54%
Small Cap Index	349	14.461037	15.084265	5,070	0.42%	0.75%	1.50%	16.00%	16.87%
Dreyfus Variable Investment Funds:
Appreciation Portfolio	1,060	12.611044	10.656479	13,434	1.76%	0.75%	1.50%	3.47%	4.26%
Growth and Income Portfolio	680	11.040630	10.542352	7,547	1.26%	0.75%	1.50%	5.86%	6.66%
Money Market Portfolio	5,507	1.135018	1.147250	6,281	0.72%	0.75%	1.50%	-0.62%	0.04%
Developing Leaders Portfolio	939	13.995525	13.791916	13,228	0.20%	0.75%	1.50%	9.67%	10.51%
Technology Growth Portfolio (*)	0	10.151024	10.154947	2	0.00%	0.95%	1.40%	1.51%	1.55%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	920	10.243995	8.708439	9,495	0.39%	0.75%	1.50%	4.62%	5.41%
Stock Index Fund	4,825	12.675499	10.722192	62,267	1.80%	0.75%	1.65%	8.82%	9.81%
Janus Aspen Series:
Mid Cap Growth Portfolio	1,268	14.181621	11.653511	18,121	0.00%	0.75%	1.50%	18.94%	19.84%
Balanced Portfolio	3,651	17.341815	14.393020	64,383	2.23%	0.75%	1.65%	6.74%	7.71%
Capital Appreciation Portfolio	1,396	9.451611	9.858999	13,275	0.24%	0.75%	1.50%	16.46%	17.34%
Growth Portfolio	1,987	11.719098	9.820772	23,443	0.14%	0.75%	1.50%	2.95%	3.73%
Worldwide Growth Portfolio	1,926	12.007224	9.668184	23,251	0.98%	0.75%	1.50%	3.21%	3.99%
Janus Aspen Select Series:
International Growth Portfolio	705	14.434891	12.179969	10,220	0.89%	0.75%	1.50%	17.17%	18.06%
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	308	8.492828	8.616491	2,639	0.00%	0.75%	1.50%	5.02%	5.81%
Large Cap Growth Portfolio	693	13.925454	11.685108	9,812	0.00%	0.75%	1.65%	7.15%	8.13%
Mid Cap Portfolio	950	12.499711	12.846324	11,921	0.00%	0.75%	1.50%	17.08%	17.96%
Select Value Portfolio	434	7.964104	8.184990	3,472	2.34%	0.75%	1.50%	1.31%	2.08%
Technology & Communications Portfolio	2,161	7.079714	7.315679	15,415	0.00%	0.75%	1.50%	4.83%	5.62%
Strong Funds:
Mid Cap Growth Fund II	641	13.869868	11.303306	8,947	0.00%	0.75%	1.50%	17.37%	18.26%
Opportunity Fund II	927	18.001632	15.572815	16,765	0.00%	0.75%	1.50%	16.45%	17.33%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	132	10.160076	10.388107	1,346	0.64%	1.10%	1.40%	21.39%	21.76%
Core Plus Fixed Income Portfolio	1,065	14.164679	13.853286	15,182	3.99%	0.75%	1.50%	2.81%	3.58%
Mid Cap Value Portfolio	477	17.251006	14.971848	8,370	0.02%	0.75%	1.65%	12.71%	13.73%
U.S. Real Estate Portfolio	628	23.195474	23.047942	14,674	1.87%	0.75%	1.50%	34.35%	35.37%
Value Portfolio	816	13.875252	13.771392	11,405	1.74%	0.75%	1.50%	16.07%	16.95%
Timothy Partners, Ltd.:
Small-Cap VS	314	17.581568	18.381300	5,565	0.00%	0.75%	1.50%	9.79%	10.62%
Conservative Growth VS	592	10.778271	10.995154	6,399	0.00%	0.75%	1.50%	4.39%	5.18%
Strategic Growth VS	688	10.744596	10.959701	7,410	0.00%	0.75%	1.50%	6.50%	7.31%
Oppenheimer Variable Account Funds:
Balanced Fund (*)	6	10.283548	10.288407	62	0.00%	0.95%	1.50%	2.84%	2.88%
Capital Appreciation Fund (*)	1	10.317159	10.317159	6	0.00%	1.40%	1.40%	3.17%	3.17%
Main Street Fund (*)	13	10.350617	10.350617	135	0.00%	1.40%	1.40%	3.51%	3.51%
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class (*)	10	10.156423	10.156423	102	5.92%	1.40%	1.40%	1.56%	1.56%
Total Return Portfolio — Administrative Class (*)	1	10.070332	10.070332	6	0.03%	1.40%	1.40%	0.70%	0.70%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes:	The company has adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment of the Audit and Accounting Guide Audits of Investment Companies, for the period ended December 31, 2003 and all subsequent periods. As permitted by SOP 03-5, the company has not restated financial highlights data for prior periods.

     Year ended unless otherwise noted.

(*) Period from December 1, 2004 (commencement of operations) to December 31, 2004.

(**) Period from April 29, 2004 (commencement of operations) to December 31, 2004.

35

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2003				Periods Ended December 31, 2003
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
Scudder VIT Funds:
EAFE Equity Index	413	$7.388091	$7.595666	$3,063	3.97%	0.90%	1.50%	31.39%	32.17%
Equity 500 Index	194	8.117797	8.306805	1,579	1.13%	0.90%	1.40%	26.39%	27.01%
Small Cap Index	437	12.466875	12.906395	5,476	0.37%	0.75%	1.50%	44.26%	45.34%
Dreyfus Variable Investment Funds:
Appreciation Portfolio	961	12.187676	10.221281	11,760	1.47%	0.75%	1.50%	19.38%	20.27%
Growth and Income Portfolio	612	10.429505	9.883935	6,415	0.81%	0.75%	1.50%	24.70%	25.63%
Money Market Portfolio	11,575	1.142058	1.146810	13,272	0.61%	0.75%	1.50%	-0.70%	-0.04%
Developing Leaders Portfolio	924	12.760941	12.480727	11,857	0.03%	0.75%	1.50%	29.75%	30.71%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc.	936	9.791601	8.261258	9,215	0.11%	0.75%	1.50%	24.14%	25.07%
Stock Index Fund	4,775	11.648244	9.764386	56,332	1.45%	0.75%	1.65%	26.28%	27.41%
Invesco Variable Investment Funds, Inc.:
Dynamics Fund	63	7.344844	7.491858	466	0.00%	0.75%	1.50%	35.79%	36.80%
Core Equity Fund	1,093	12.212738	10.742258	13,427	1.16%	0.75%	1.50%	20.79%	21.68%
Health Sciences Fund	319	9.528348	9.718905	3,045	0.00%	0.75%	1.50%	25.89%	26.83%
High Yield Fund	867	10.031841	9.202367	8,745	7.87%	0.75%	1.50%	23.19%	24.11%
Financial Services Fund	159	10.286102	10.491819	1,641	0.58%	0.75%	1.50%	27.67%	28.62%
Small Company Growth Fund	137	7.880151	8.037880	1,086	0.00%	0.75%	1.50%	31.46%	32.44%
Total Return Fund	198	10.351951	10.552207	2,052	2.38%	1.10%	1.40%	15.37%	15.71%
Janus Aspen Series:
Mid Cap Growth Portfolio	1,326	11.923077	9.723925	15,889	0.00%	0.75%	1.50%	33.11%	34.10%
Balanced Portfolio	3,799	16.246497	13.362331	62,434	2.21%	0.75%	1.65%	12.20%	13.20%
Capital Appreciation Portfolio	1,528	8.115731	8.401910	12,461	0.46%	0.75%	1.50%	18.75%	19.64%
Growth Portfolio	2,154	11.382949	9.467320	24,643	0.09%	0.75%	1.50%	29.79%	30.75%
Worldwide Growth Portfolio	2,183	11.633594	9.296883	25,392	1.01%	0.75%	1.50%	22.16%	23.07%
International Growth Portfolio	698	12.319658	10.233679	8,627	1.17%	0.90%	1.50%	32.92%	33.71%
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	323	8.087106	8.143144	2,626	0.00%	0.75%	1.50%	23.85%	24.77%
Large Cap Growth Portfolio	630	12.995728	10.806602	8,303	0.00%	0.75%	1.65%	29.06%	30.21%
Mid Cap Portfolio	770	10.676536	10.890084	8,245	0.00%	0.75%	1.50%	32.33%	33.31%
Select Value Portfolio	425	7.860838	8.018085	3,353	2.48%	0.75%	1.50%	16.55%	17.41%
Technology & Communications Portfolio	2,210	6.753583	6.926193	15,022	0.00%	0.75%	1.50%	43.19%	44.25%
Strong Funds:
Mid Cap Growth Fund II	654	11.816959	9.557876	7,721	0.00%	0.75%	1.50%	32.23%	33.22%
Opportunity Fund II	822	15.458386	13.272178	12,732	0.08%	0.75%	1.50%	34.98%	35.99%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	146	8.369484	12.045125	1,227	0.00%	0.90%	1.40%	47.61%	48.34%
Core Plus Fixed Income Portfolio	1,136	13.778094	13.373842	15,737	0.91%	0.75%	1.50%	3.09%	3.86%
Mid Cap Value Portfolio	429	15.453181	13.164187	6,655	0.00%	0.75%	1.50%	39.42%	40.46%
U.S. Real Estate Portfolio	560	17.264400	17.025662	9,727	0.00%	0.75%	1.50%	35.48%	36.49%
Value Portfolio	633	11.953963	11.775296	7,616	0.00%	0.75%	1.50%	32.10%	33.08%
Timothy Partners, Ltd.:
Small-Cap VS	329	16.013800	16.616330	5,301	0.00%	0.75%	1.50%	39.04%	40.07%
Conservative Growth VS	356	10.325409	10.453956	3,684	0.00%	0.75%	1.50%	15.88%	16.74%
Strategic Growth VS	412	10.088364	10.212939	4,162	0.00%	0.75%	1.50%	23.18%	24.10%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes:	The company has adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment of the Audit and Accounting Guide Audits of Investment Companies, for the period ended December 31, 2003 and all subsequent periods. As permitted by SOP 03-5, the company has not restated financial highlights data for prior periods.

36

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2002				Periods Ended December 31, 2002
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Lowest to Highest		(000s)	Income Ratio (1)	Lowest to Highest (2)		Lowest to Highest (3)
Scudder VIT Funds:
EAFE Equity Index	191	$5.623237	$5.747094	$1,077	1.90%	0.90%	1.50%	-22.76%	-22.30%
Equity 500 Index	225	6.422838	6.540032	1,448	0.98%	0.90%	1.40%	-23.39%	-23.01%
Small Cap Index	167	8.641731	8.880430	1,453	0.71%	0.75%	1.50%	-21.76%	-21.18%
Dreyfus Variable Investment Funds:
Appreciation Portfolio	834	8.313661	10.517029	8,552	1.19%	0.75%	1.50%	-17.74%	-17.50%
Growth and Income Portfolio	647	7.696282	8.546428	5,438	0.60%	0.75%	1.50%	-26.25%	-26.14%
Money Market Portfolio	26,764	1.125015	1.169798	30,874	1.56%	0.75%	1.50%	0.18%	0.30%
Small Cap Portfolio	909	9.340276	10.131883	8,981	0.05%	0.75%	1.50%	-20.12%	-19.88%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	969	6.561870	8.059684	7,676	0.21%	0.75%	1.50%	-29.58%	-29.72%
Stock Index Fund	4,548	7.496983	9.579380	42,392	1.40%	0.75%	1.65%	-23.32%	-23.09%
Invesco Variable Investment Funds, Inc.:
Dynamics Fund	78	5.409027	5.476583	424	0.00%	0.75%	1.50%	-32.91%	-32.41%
Core Equity Fund	1,110	8.635717	10.331759	11,282	1.46%	0.75%	1.50%	-20.11%	-19.99%
Health Sciences Fund	216	7.568511	7.662880	1,637	0.00%	0.75%	1.50%	-25.57%	-25.01%
High Yield Fund	490	7.252971	8.320679	4,013	9.96%	0.75%	1.50%	-2.51%	-2.37%
Financial Services Fund	120	8.056892	8.157371	969	0.76%	0.75%	1.50%	-16.16%	-15.53%
Small Company Growth Fund	157	5.994252	6.069108	944	0.00%	0.75%	1.50%	-32.13%	-31.63%
Total Return Fund	239	8.972997	9.119526	2,144	2.10%	1.10%	1.40%	-11.46%	-11.20%
Janus Aspen Series:
Aggressive Growth Portfolio	1,317	7.203589	9.227625	11,845	0.00%	0.75%	1.50%	-28.58%	-28.61%
Balanced Portfolio	3,791	11.547104	15.037669	55,454	2.52%	0.75%	1.65%	-7.60%	-7.33%
Capital Appreciation Portfolio	1,580	6.834023	7.022777	10,840	0.58%	0.75%	1.50%	-16.92%	-16.30%
Growth Portfolio	2,361	7.082990	9.035150	20,810	0.00%	0.75%	1.50%	-27.42%	-27.20%
Worldwide Growth Portfolio	2,506	7.389719	9.810429	23,887	0.90%	0.75%	1.50%	-26.42%	-26.20%
International Growth Portfolio	693	7.536654	9.470891	6,455	1.24%	0.90%	1.50%	-26.50%	-26.39%
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	321	6.483531	6.726823	2,108	0.00%	0.75%	1.50%	-31.05%	-31.08%
Large Cap Growth Portfolio	538	8.118359	10.457164	5,483	0.00%	0.75%	1.65%	-30.19%	-29.98%
Mid Cap Portfolio	711	8.068197	8.168835	5,747	0.00%	0.75%	1.50%	-19.86%	-19.26%
Select Value Portfolio	383	6.744883	6.829025	2,591	1.19%	0.75%	1.50%	-26.18%	-25.63%
Technology & Communications Portfolio	1,924	4.716523	4.858762	9,123	0.00%	0.75%	1.50%	-54.67%	-54.42%
Strong Funds:
Mid Cap Growth Fund II	591	7.127359	9.206023	5,280	0.00%	0.75%	1.50%	-38.10%	-38.14%
Opportunity Fund II	696	9.547304	11.797331	7,971	0.39%	0.75%	1.50%	-27.72%	-27.51%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	146	5.670122	8.120134	832	0.00%	0.90%	1.40%	-10.16%	-9.71%
Core Plus Fixed Income Portfolio	1,076	12.596637	13.656469	14,460	4.31%	0.75%	1.50%	6.00%	6.16%
Mid Cap Value Portfolio	392	9.168344	11.418226	4,365	0.00%	0.75%	1.50%	-28.91%	-28.70%
U.S. Real Estate Portfolio	476	12.202516	13.127169	6,103	3.97%	0.75%	1.50%	-2.01%	-1.72%
Value Portfolio	538	8.789584	9.322154	4,891	1.11%	0.75%	1.50%	-22.85%	-22.89%
Timothy Partners, Ltd.:
Small-Cap VS	418	11.517409	11.862623	4,841	0.00%	0.75%	1.50%	-18.61%	-18.00%
Conservative Growth VS (*)	169	8.910599	8.934171	1,505	0.69%	1.10%	1.50%	-10.89%	-10.66%
Strategic Growth VS (*)	164	8.189622	8.194917	1,340	0.00%	1.40%	1.50%	-18.10%	-18.05%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Notes: Year ended unless otherwise noted.

(*) Period for May 1, 2002 (commencement of operations) to December 31, 2002.

The company has adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment of the Audit and Accounting Guide Audits of Investment Companies, for the period ended December 31, 2003 and all subsequent periods. As permitted by SOP 03-5, the company has not restated financial highlights data for prior periods.

37

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2004

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2001				Periods Ended December 31, 2001
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Lowest to Highest		(000s)	Income Ratio (1)	Lowest to Highest (2)		Lowest to Highest (3)
Scudder VIT Funds:
EAFE Equity Index	101	$7.299765	$7.396296	$735	0.00%	0.90%	1.40%	-25.73%	-25.36%
Equity 500 Index	240	8.383718	8.494513	2,009	0.78%	0.90%	1.40%	-13.40%	-12.97%
Small Cap Index	154	11.074827	11.221359	1,706	0.75%	0.90%	1.40%	0.65%	1.15%
Dreyfus Variable Investment Funds:
Appreciation Portfolio	725	10.228319	12.747715	9,061	0.85%	0.90%	1.50%	-10.66%	-10.12%
Growth and Income Portfolio	649	10.560897	11.648352	7,409	0.49%	0.90%	1.50%	-7.25%	-6.69%
Money Market Portfolio	17,922	1.134928	1.174767	20,664	2.57%	0.90%	1.50%	2.13%	2.71%
Small Cap Portfolio	708	11.833795	12.646674	8,772	0.46%	0.90%	1.50%	-7.51%	-6.96%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	1,071	9.318292	11.544188	12,115	0.07%	0.90%	1.50%	-23.73%	-23.27%
Stock Index Fund	4,214	9.894503	12.455945	51,325	1.10%	0.90%	1.65%	-13.62%	-12.97%
Invesco Variable Investment Funds, Inc.:
Dynamics Fund (*)	93	8.067308	8.067308	752	0.00%	1.40%	1.40%	-19.33%	-19.33%
Core Equity Fund	1,205	10.939435	12.999453	15,360	1.13%	0.90%	1.50%	-10.32%	-9.79%
Health Sciences Fund (*)	61	10.168588	10.205610	622	0.65%	0.95%	1.50%	1.69%	2.06%
High Yield Fund	549	7.529874	8.579354	4,617	11.41%	0.90%	1.50%	-16.19%	-15.69%
Financial Services Fund (*)	73	9.609846	9.616190	699	0.66%	1.40%	1.50%	-3.90%	-3.84%
Small Company Growth Fund (*)	28	8.832577	8.838420	245	0.00%	1.40%	1.50%	-11.67%	-11.62%
Total Return Fund	367	10.134755	10.338078	3,721	2.36%	0.95%	1.40%	-2.84%	-2.41%
Janus Aspen Series:
Aggressive Growth Portfolio	1,233	10.086016	12.926320	15,606	0.00%	0.90%	1.50%	-40.35%	-40.00%
Balanced Portfolio	3,643	12.646851	16.226337	57,792	2.68%	0.90%	1.65%	-6.22%	-5.52%
Capital Appreciation Portfolio	1,677	8.225736	8.357094	13,838	1.25%	0.90%	1.50%	-22.84%	-22.38%
Growth Portfolio	2,226	9.875724	12.411252	27,076	0.27%	0.90%	1.50%	-25.85%	-25.41%
Worldwide Growth Portfolio	2,408	10.164080	13.294015	31,292	0.49%	0.90%	1.50%	-23.59%	-23.13%
International Growth Portfolio	685	10.377532	12.952582	8,694	1.10%	0.90%	1.50%	-24.38%	-23.92%
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	352	9.403165	9.760837	3,366	0.00%	0.90%	1.50%	-41.35%	-41.00%
Large Cap Growth Portfolio	547	11.769124	14.935453	8,002	0.00%	0.90%	1.65%	-29.45%	-28.93%
Mid Cap Portfolio (*)	226	10.067711	10.104428	2,276	0.80%	0.95%	1.50%	0.68%	1.04%
Select Value Portfolio (*)	287	9.136677	9.169998	2,624	1.16%	0.95%	1.50%	-8.63%	-8.30%
Technology & Communications Portfolio	1,608	10.405028	10.660475	16,805	31.47%	0.90%	1.50%	-53.03%	-52.75%
Strong Funds:
Mid Cap Growth Fund II	588	11.515176	14.880887	8,537	0.00%	0.90%	1.50%	-31.80%	-31.39%
Opportunity Fund II	656	13.368024	16.273988	10,426	0.48%	0.90%	1.50%	-5.14%	-4.57%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	158	6.311285	8.993705	1,001	0.00%	0.90%	1.40%	-7.79%	-7.33%
Core Plus Fixed Income Portfolio	717	12.639254	12.949664	9,099	5.37%	0.95%	1.50%	7.70%	8.29%
Mid Cap Value Portfolio	341	13.052029	16.014471	5,348	0.00%	0.90%	1.50%	-4.59%	-4.02%
U.S. Real Estate Portfolio	272	13.036863	13.357067	3,557	4.79%	0.95%	1.50%	8.21%	8.80%
Value Portfolio	408	11.392961	12.089242	4,835	1.43%	0.90%	1.50%	0.75%	1.35%
Timothy Partners, Ltd.:
Small-Cap VS	360	14.150023	14.356543	5,116	0.00%	1.10%	1.50%	10.18%	10.62%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Notes: Year ended unless otherwise noted.

(*) Period for May 1, 2001 (commencement of operations) to December 31, 2001.

The company has adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment of the Audit and Accounting Guide Audits of Investment Companies, for the period ended December 31, 2003 and all subsequent periods. As permitted by SOP 03-5, the company has not restated financial highlights data for prior periods.

38

PART C

Other Information – 333-19725

Item 24 Financial Statements and Exhibits

(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company ® authorizing establishment of Annuity Investors ® Variable Account B. 1/

(2)	Not Applicable.

(3)	(a)	Distribution Agreement between Annuity Investors Life Insurance Company ® and AAG Securities, Inc. (n/k/a Great American Advisors ® , Inc.). 2/

	(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance ® Company, AAG Securities, Inc. (n/k/a Great American Advisors ® , Inc.) and another Broker-Dealer. 6/

(4)	Individual and Group Contract Forms and Endorsements.

	(a)	Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 2/

	(b)	Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 2/

	(c)	Form of Loan Endorsement to Individual Contract. 2/

	(d)	Form of Tax Sheltered Annuity Endorsement to Individual Contract. 2/

	(e)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract. 1/

	(f)	Form of Employer Plan Endorsement to Individual Contract. 2/

	(g)	Form of Individual Retirement Annuity Endorsement to Individual Contract. 2/

	(h)	Form of Texas Optional Retirement Program Endorsement to Individual Contract. 2/

	(i)	Form of Long-Term Care Waiver Raider to Individual Contract. 2/

	(j)	Form of Simple IRA Endorsement to Individual Contract. 2/

	(k)	Form of Optional Death Benefit Endorsement to Individual Contract. 9/

	(l)	Form of Group Flexible Premium Deferred Variable Annuity Contract. 2/

	(m)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract. 2/

	(n)	Form of Loan Endorsement to Group Contract. 2/

	(o)	Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/

	(p)	Form of Tax Sheltered Annuity Endorsement to Group Contract. 2/

1

(q)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 2/

(r)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 2/

(s)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract. 2/

(t)	Form of Employer Plan Endorsement to Group Contract. 2/

(u)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 2/

(v)	Form of Deferred Compensation Endorsement to Group Contract. 2/

(w)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract. 2/

(x)	Form of Texas Optional Retirement Program Endorsement to Group Contract. 2/

(y)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 2/

(z)	Form of Long-Term Care Waiver Rider to Group Contract. 2/

(aa)	Form of Long Term Care Waiver Rider to Certificate of Participation under a Group Contract. 2/

(bb)	Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. 3/

(cc)	Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract. 3/

(dd)	Form of Roth IRA Endorsement to Qualified Individual Contract. 3/

(ee)	Revised Form of Employer Plan Endorsement to Group Contract. 3/

(ff)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(gg)	Revised Form of Employer Plan Endorsement to Qualified Individual Contract. 3/

(hh)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract. 3/

(ii)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 3/

(jj)	Revised form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

(kk)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 3/

(ll)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(mm)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

(nn)	Form of Governmental Section 457 Plan Endorsement to Group Contract. 3/

(oo)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(pp)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 3/

(qq)	Form of Successor Owner Endorsement to Group Contract. 6/

2

(rr)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 6/

(ss)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 6/

(tt)	Revised Form of Successor Owner Endorsement to Group Contract. 7/

(uu)	Revised Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 7/

(vv)	Revised Form of Successor Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 7/

(ww)	Form of Individual Retirement Annuity Endorsement to Group Contract. 7/

(xx)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

(yy)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 7/

(zz)	Form of SIMPLE Individual Retirement Annuity endorsement to Certificate of Participation under a Group Contract. 7/

(aaa)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 7/

(bbb)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

(ccc)	Form of Unisex Endorsement to Non-Qualified Individual Contract. 7/

(ddd)	Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

(eee)	Form of Income Benefit Rider to Qualified Individual Contract. 8/

(fff)	Form of Income Benefit Rider to Group Contract. 8/

(ggg)	Form of Income Benefit Rider to Certificate of Participation under a Group Contract. 7/

(hhh)	Form of Death Benefit Amount Endorsement to Individual Contract. 11/

(iii)	Form of Death Benefit Amount Endorsement to Group Contract. 11/

(jjj)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a group Contract. 11/

(kkk)	Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 12/

(lll)	Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 12/

(mmm)	Form of Settlement Options Endorsement to Group Contract. 14/

(nnn)	Form of Loan Restriction Endorsement to Group Contract. 15/

(ooo)	Form of Settlement Options Endorsement to Individual Contract. 14/

(ppp)	Form of Loan Restriction Endorsement to Individual Contract. 15/

(5)	(a)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 2/

(b)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 2/

(c)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

(d)	Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

3

(6)	(a) Articles of Incorporation of Annuity Investors Life Insurance Company®. 1/

(i)	Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 2/

(b)	Code of Regulations of Annuity Investors Life Insurance Company ® . 6/

(7)	Not Applicable.

(8)	(a)	Participation Agreement between Annuity Investors Life Insurance Company ® and Dreyfus Variable Investment Fund. 2/

(i)	Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company ® and Dreyfus Variable Investment Fund. 2/

(b)	Participation Agreement between Annuity Investors Life Insurance Company ® and Dreyfus Stock Index Fund. 2/

(i)	Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company ® and Dreyfus Stock Index Fund. 2/

(c)	Participation Agreement between Annuity Investors Life Insurance Company ® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company ® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(d)	Participation Agreement between Annuity Investors Life Insurance Company ® and Janus Aspen Series. 2/

(e)	Participation Agreement between Annuity Investors Life Insurance Company ® and Strong Variable Insurance Funds,Inc. and Strong Special Fund II,(n/k/a Strong Oppurtunity Fund). 2/

(f)	Participation Agreement between Annuity Investors Life Insurance Company ® and INVESCO Variable Investment Funds, Inc. 2/

(i)	Amendment dated October 31, 2001 to Participation Agreement by and between Annuity Investors Life Insurance Company ® , INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 13/

(ii)	Amendment to Amended and Restated Participation Agreement Effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company ® , INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 13/

(g)	Participation Agreement between Annuity Investors Life Insurance Company ® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.). 2/

(h)	Participation Agreement between Annuity Investors Life Insurance Company ® and PBHG Insurance Series Fund, Inc. 2/

(i)	Amendment to Fund Participation Agreement dated December 8, 2003 by and among PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd. and Annuity Investors Life Insurance Company ® . 13/

4

(i)	Service Agreement between Annuity Investors Life Insurance Company ® and American Annuity Group, Inc.(n/k/a Great American Financial Resources®, Inc.). 2/

(j)	Agreement between AAG Securities, Inc.(n/k/a Great American Advisors ® , Inc.) and AAG Insurance Agency, Inc. 2/

(k)	Investment Services Agreement between Annuity Investors Life Insurance Company ® and American Annuity Group, Inc. (n/k/a Great American Financial Resources ® , Inc.). 2/

(l)	Letter of Agreement between Annuity Investors Life Insurance Company® and Wells Fargo Funds Distributor, LLC and in some cases Wells Fargo Funds Management, LLC on behalf of the Wells Fargo Fund Family. 17/

(m)	Service Agreement between Annuity Investors Life Insurance Company ® and Pilgrim Baxter & Associates, Ltd. 2/

(n)	Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company ® . 2/

(o)	Service Agreement between Annuity Investors Life Insurance Company ® and Janus Capital Corporation. 2/

(p)	Service Agreement between INVESCO Funds Inc. and Annuity Investors Life Insurance Company ® . 4/

(q)	Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company ® . 4/

(r)	Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company ® . 4/

(s)	Participation Agreement between Bankers Trust, (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder Investments) and Annuity Investors Life Insurance Company ® . 8/

(t)	Service Agreement between Bankers Trust (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder Investment) and Annuity Investors Life Insurance Company ® . 8/

(u)	Participation Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company ® . 10/

(v)	Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company ® . 10/

(w)	Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company®, and Great American Advisors® 15/

(x)	Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. 15/

(y)	Shareholder Series Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 15/

(z)	Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company®. 15/

(aa)	Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Accounts Funds.16/

(9)	Opinion and Consent of Counsel. 1/

5

(10)	Consent of Independent Registered Accounting Firm. 17/

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Schedule for Computation of Performance Quotations. 4/

(14)	Not Applicable.

(15)	Powers of Attorney. 17/

1/	Filed with Form N-4 on December 23, 1996.

2/	Filed with Pre-Effective Amendment No. 1 June 3, 1997.

3/	Filed with Post-Effective Amendment No. 1 filed on February 27, 1998

4/	Filed with Post-Effective Amendment No. 2 on April 29, 1998

5/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account B, SEC File No. 333-51955 on July 6, 1998

6/	Filed with Post-Effective Amendment No. 3 on November 17, 1998

7/	Filed with Post-Effective Amendment No. 4 on February 1, 1999

8/	Filed with Post-Effective Amendment No. 5 on February 26, 1999.

9/	Filed with Post-Effective Amendment No. 8 on May 1, 2001.

10/	Filed with Post-Effective Amendment No. 9 on April 30, 2002.

11/	Filed with Post Effective Amendment No. 11 on February 28, 2003.

12/	Filed with Post-Effective Amendment No. 13 on February 27, 2004.

13/	Incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors® Variable Account C, SEC File No. 333-88300 on or about April 29, 2004.

14/	Filed with Post-Effective Amendment No. 9 filed on behalf of Annuity Investors ® Variable Account A, SEC File No. 33-65409 on or about March 1, 2005.

15/	Filed with Post-Effective Amendment No. 5 filed on behalf of Annuity Investors ® Variable Account C, SEC File No. 333-88302 on or about March 1, 2005.

16/	Filed with Post-Effective Amendment No. 10 filed on behalf of Annuity Investors ® Variable Account A, SEC File No. 33-65409 on or about April 29, 2005.

17/	Filed herewith.

6

Item 25. Directors and Officers of Annuity Investors Life Insurance Company ®

	Principal	Positions and Offices
Name	Business Address	With the Company
Charles R. Scheper	(1)	President, Chief Executive Officer and Director

Stephen Craig Lindner	(1)	Director

Mark Francis Muething	(1)	Executive Vice President, General Counsel, Secretary and Director

Christopher P. Miliano	(1)	Director

Michael J. Prager	(1)	Director

Richard Magoteaux	(1)	Treasurer

Adrienne Kessling Richard Sutton	(1)	Senior Vice President - Operations Assistant Vice President and Chief Actuary

Catherine A. Crume	(1)	Vice President

John P. Gruber	(1)	Vice President

James L. Henderson	(1)	Vice President

John O’Shaughnessy	(1)	Vice President and Actuary

Dale Herr	(1)	Assistant Vice President and Actuary

D. Quentin Reynolds	(1)	Assistant Vice President

Rebecca J. Schriml	(1)	Assistant Vice President

Gary L. Peters	(1)	Vice President - Variable Annuity Sales

William C. Ellis	(1)	Assistant Treasurer

Thomas E. Mischell	(1)	Assistant Treasurer

(1)	P.O. Box 5423, Cincinnati, Ohio 45201-5423.

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.

The Depositor, Annuity Investors Life Insurance Company ® , is a wholly owned subsidiary of Great American ® Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (f/k/a American Annuity Group SM, Inc.). The Registrant, Annuity Investors ® Variable Account B, is a segregated asset account of Annuity Investors Life Insurance Company ® .

7

     The following chart indicates the persons controlled by or under common control with the Company:

			% of Stock Owned
	State of	Date of	by Immediate
Company	Domicile	Incorporation	Parent Company	Nature of Business
American Financial Group, Inc.	Ohio	07/01/1997		Diversified Financial Holding Company
American Financial Capital Trust I	Delaware	09/14/1996	100	Statutory Business Trust
American Financial Enterprises, Inc.	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
American Security Transfer Company Limited Partnership	Ohio	01/01/1991	9334 (2)	Limited Partnership
APU Holding Company	Ohio	10/15/2003	100	Holding Company
American Premier Underwriters, Inc.	Pennsylvania	04/13/1846	100	Diversified Company
The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
Cal Coal, Inc.	Illinois	05/30/1979	100	Inactive
Delbay Corporation	Delaware	12/27/1962	100	Inactive
Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
World Houston, Inc.	Delaware	05/30/1974	100	Real Estate Developer
The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
Magnolia Alabama Holdings, Inc.	Delaware	05/18/2004	100	Holding Company
Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
The Owasco River Railway, Inc.	New York	06/02/1881	100	Inactive
PCC Real Estate, Inc.	New York	12/15/1986	100	Holding Company
PCC Chicago Realty Corp	New York	12/23/1986	100	Real Estate Developer
PCC Gun Hill Realty Corp	New York	12/18/1985	100	Real Estate Developer
PCC Michigan Realty, Inc.	Michigan	11/09/1987	100	Real Estate Developer
PCC Scarsdale Realty Corp	New York	06/01/1986	100	Real Estate Developer

8

			% of Stock Owned
	State of	Date of	by Immediate
Company	Domicile	Incorporation	Parent Company	Nature of Business
Scarsdale Depot Associates, LP	Delaware	05/05/1989	80	Real Estate Developer
PCC Technical Industries, Inc.	California	03/07/1955	100	Holding Company
ESC, Inc.	California	11/02/1962	100	Inactive
Marathon Manufacturing Companies, Inc.	Delaware	11/18/1983	100	Holding Company
Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
PCC Maryland Realty Corp	Maryland	08/18/1993	100	Real Estate Holding Company
Penn Camarillo Realty Corp	California	11/24/1992	100	Real Estate Holding Company
Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
Penn Towers, Inc.	Pennsylvania	08/01/1958	100	Inactive
Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	6667	Inactive
Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
Terminal Realty Penn Co	District of Columbia	09/23/1968	100	Inactive
United Railroad Corp	Delaware	11/25/1981	100	Inactive
Detroit Manufacturers Railroad Company	Michigan	01/30/1902	82	Inactive
Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
GAI (Bermuda) Ltd	Bermuda	04/06/1998	100	Holding Company
GAI Insurance Company, Ltd	Bermuda	09/18/1989	100	Reinsurance
Hangar Acquisition Corp	Ohio	10/06/1995	100	Aircraft Investment
The New York and Harlem Railroad Company	New York	04/25/1831	97	Inactive
PLLS, Ltd	Washington	05/14/1990	100	Insurance Agency
Premier Lease & Loan Services Insurance Agency, Inc.	Washington	12/27/1983	100	Insurance Agency
Premier Lease & Loan Insurance Services BV	The Netherlands	08/24/1999	100	Insurance Agency
Premier Lease & Loan Services of Canada, Inc.	Washington	02/28/1991	100	Insurance Agency
Republic Indemnity Company of America	California	12/05/1972	100	Workers' Compensation Insurance
Republic Indemnity Company of California	California	10/13/1982	100	Workers' Compensation Insurance
Republic Indemnity Medical Management, Inc.	California	03/25/1996	100	Inactive
Risico Management Corporation	Delaware	01/10/1989	100	Risk Management
Dixie Terminal Corporation	Ohio	04/23/1970	100	Real Estate Holding Company
Fairmont Holdings, Inc.	Ohio	12/15/1983	100	Holding Company

9

			% of Stock Owned
	State of	Date of	by Immediate
Company	Domicile	Incorporation	Parent Company	Nature of Business
Flextech Holding Co, Inc.	Ohio	08/31/2000	100	Packing Manufacturer
FWC Corporation	Ohio	03/16/1983	100	Financial Services Company
Great American Holding, Inc.	Ohio	07/25/2002	100	Holding Company
American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
American Empire Underwriters, Inc.	Texas	05/19/1976	100	Insurance Agency
Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
Mid-Continent Casualty Company	Oklahoma	02/26/1947	100	Property/Casualty Insurance
Mid-Continent Insurance Company	Oklahoma	08/13/1992	100	Property/Casualty Insurance
Oklahoma Surety Company	Oklahoma	08/05/1968	100	Special Coverage Insurance Company
Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
AFC Coal Properties, Inc.	Ohio	12/18/1996	100	Coal Mining Company
American Signature Underwriters, Inc.	Ohio	04/08/1996	100	Insurance Agency
American Special Risk, Inc.	Illinois	12/29/1981	100	Insurance Broker/Managing General Agency
Aviation Specialty Managers, Inc.	Texas	09/07/1965	100	Managing General Agency
Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
Brothers Port Richey Corporation	Florida	12/06/1993	100	Real Estate Manager
Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
Brothers Railyard Corporation	Texas	12/14/1993	100	Real Estate Manager
Crop Managers Insurance Agency, Inc.	Kansas	08/09/1989	100	Insurance Agency
Dempsey & Siders Agency, Inc.	Ohio	05/09/1956	100	Insurance Agency
El Aguila, Compañia de Seguros, SA de CV	Mexico	11/24/1994	100	Property/Casualty Insurance

10

			% of Stock Owned
	State of	Date of	by Immediate
Company	Domicile	Incorporation	Parent Company	Nature of Business
Financiadora de Primas Condor, SA de CV	Mexico	03/16/1998	99	Premium Finance
FCIA Management Company, Inc.	New York	09/17/1991	100	Servicing Agent
GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
GAI Warranty Company of Canada Inc.	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
The Gains Group, Inc.	Ohio	01/26/1982	100	Marketing of Advertising
Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
Great American Agency of Texas, Inc.	Texas	01/25/1994	100	Managing General Agency
Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
Great American Claims Services, Inc.	Delaware	06/10/1986	100	Management Holding Company
Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
Great American Custom Insurance Services Illinois, Inc.	Illinois	07/08/1992	100	Underwriting Office
Great American Custom Insurance Services, Inc.	Ohio	07/27/1983	100	Holding Company for E&S Agency/ Brokerage
Eden Park Insurance Brokers, Inc.	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
Great American Custom Insurance Services California, Inc.	California	05/18/1992	100	Insurance Services
Great American Custom Insurance Services Massachusetts, Inc.	Massachusetts	04/11/1994	100	Excess and Surplus Lines Broker
Great American Custom Solutions, Inc.	California	07/22/1988	100	Insurance Agency
Professional Risk Brokers of Connecticut, Inc.	Connecticut	07/09/1992	100	Wholesale Agency/Brokerage for E&S Lines
Professional Risk Brokers of Ohio, Inc.	Ohio	12/17/1986	100	Insurance Agency
Professional Risk Brokers, Inc.	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance

11

			% of Stock Owned
	State of	Date of	by Immediate
Company	Domicile	Incorporation	Parent Company	Nature of Business
Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
Great American Financial Resources, Inc.	Delaware	11/23/1992	8188 (2)	Insurance Holding Company
AAG Holding Company, Inc.	Ohio	09/11/1996	100	Holding Company
American Annuity Group Capital Trust I	Delaware	09/13/1996	100	Financing Entity
American Annuity Group Capital Trust II	Delaware	03/04/1997	100	Financing Entity
American Annuity Group Capital Trust III	Delaware	05/14/1997	100	Financing Entity
Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100	Financing Entity
Great American Life Insurance Company	Ohio	12/15/1959	100	Life Insurance Company
American Retirement Life Insurance Company	Ohio	05/12/1978	100	Life Insurance Company
Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance Company
Brothers Management, LLC	Florida	06/11/2004	99	Restaurants & Ships Store
Charleston Harbor Marina, Inc.	South Carolina	04/26/2002	100 (2)	Marina Facility
CHATBAR, Inc.	Massachusetts	11/02/1993	100	Hotel Operator
Chatham Enterprises, Inc.	Massachusetts	03/29/1954	100	Real Estate Holding Company
Consolidated Financial Corporation	Michigan	09/10/1985	100	Retirement & Financial Planning Company
Driskill Holdings, Inc.	Texas	06/07/1995	beneficial interest	Real Estate Manager
GALIC Brothers, Inc.	Ohio	11/12/1993	80	Real Estate Management
Great American Life Assurance Company	Ohio	08/10/1967	100	Life Insurance Company
Great American Life Insurance Company of New York	New York	12/31/1963	100	Life Insurance Company
Loyal American Life Insurance Company	Ohio	05/18/1955	100	Life Insurance Company
ADL Financial Services, Inc.	North Carolina	09/10/1970	100	Inactive
Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing
Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company

12

			% of Stock Owned
	State of	Date of	by Immediate
Company	Domicile	Incorporation	Parent Company	Nature of Business
Skipjack Marina Corp	Maryland	06/24/1999	100	Marina Operator
United Teacher Associates, Ltd	Texas	12/17/1998	100 (2)	Holding Company - Limited Partnership
United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
United Agency Brokerage GP Inc.	Texas	05/19/2003	100	Intermediate Holding Company
United Agency Brokerage, LP	Texas	05/19/2003	100	Insurance Agency
AAG Insurance Agency of Alabama	Alabama	09/22/1995	100	Insurance Agency
AAG Insurance Agency of Texas, Inc.	Texas	06/02/1995	100	Insurance Agency
AAG Insurance Agency, Inc.	Kentucky	12/06/1994	100	Insurance Agency
AAG Insurance Agency of Massachusetts, Inc.	Massachusetts	05/25/1995	100	Insurance Agency
American DataSolutions International, Inc.	Ohio	08/24/2001	100	Data Processing and Holding Company
American Data Source India Private Limited	India	09/03/1997	99	Software Development
GALIC Disbursing Company	Ohio	05/31/1994	100	Payroll Servicer
Great American Advisors, Inc.	Ohio	12/10/1993	100	Broker-Dealer
Great American Life Assurance Company of Puerto Rico	Puerto Rico	07/01/1964	99	Insurance Company
Keyes-Graham Insurance Agency, Inc.	Massachusetts	08/07/1981	100	Insurance Agency
Lifestyle Financial Investments, Inc.	Ohio	12/29/1993	100	Marketing Services
Lifestyle Financial Investments Agency of Ohio, Inc.	Ohio	03/07/1994	beneficial interest	Insurance Agency
Money-Plan International, Inc.	Florida	12/31/1979	100	Insurance Agency
SPELCO (UK) Ltd	United Kingdom		99	Inactive
SWTC Hong Kong Ltd	Hong Kong		100	Inactive
SWTC, Inc.	Delaware		100	Inactive
Great American Insurance Agency, Inc.	Ohio	04/20/1999	100	Insurance Agency
Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd’s Plan Insurer
Great American Lloyd’s, Inc.	Texas	08/02/1983	100	Corporate Attorney-in-Fact
Great American Management Services, Inc.	Ohio	12/05/1974	100	Data Processing and Equipment Leasing

13

			% of Stock Owned
	State of	Date of	by Immediate
Company	Domicile	Incorporation	Parent Company	Nature of Business
Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance
Great American Re Inc.	Delaware	05/14/1971	100	Reinsurance Intermediary
Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
Grizzly Golf Center, Inc.	Ohio	11/08/1993	100	Golf Course Management
Key Largo Group, Inc.	Florida	02/25/1969	100	Land Developer
National Interstate Corporation	Ohio	01/26/1989	58	Holding Company
American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
Explorer RV Insurance Agency, Inc.	Ohio	07/17/1997	100	Insurance Agency
Hudson Indemnity, Ltd	Cayman Islands	06/12/1996	100	Property/Casualty Insurance
Hudson Management Group, Ltd	Virgin Islands	07/29/2004	100	Insurance Administrative Services
National Interstate Capital Trust I	Delaware	05/22/2003	100	Financing Entity
National Interstate Insurance Agency, Inc.	Ohio	02/13/1989	100	Insurance Agency
Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group
National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
National Interstate Insurance Company of Hawaii, Inc.	Hawaii	09/20/1999	100	Property/Casualty Insurance
Safety, Claims & Litigation Services, Inc.	Pennsylvania	06/23/1995	100	Claims Third Party Administrator
Penn Central UK Limited	United Kingdom	10/28/1992	100	Insurance Holding Company
Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
PLLS Canada Insurance Brokers Inc.	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
Premier Dealer Services, Inc.	Illinois	06/24/1998	100	Third Party Administrator
Worldwide Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
One East Fourth, Inc.	Ohio	02/03/1964	100	Real Estate Holding Company
Pioneer Carpet Mills, Inc.	Ohio	04/29/1976	100	Inactive
Superior NWVN of Ohio, Inc.	Ohio	05/05/2000	100	Holding Company
TEJ Holdings, Inc.	Ohio	12/04/1984	100	Real Estate Holding Company

14

			% of Stock Owned
	State of	Date of	by Immediate
Company	Domicile	Incorporation	Parent Company	Nature of Business
Three East Fourth, Inc.	Ohio	08/10/1966	100	Holding Company Real Estate Holding Company

(2)	Total percentage owned by parent shown and by other affiliated company(s)

15

Item 27. Number of Contract Owners

As of March 31, 2005, there were 19,504 Individual Contract Owners, of which 18,157 were qualified and 1,347 were non-qualified. As of March 31, 2005 there were 2,456 Participants (Certificate Owners) in 209 Group Contracts.

Item 28. Indemnification

(a)	The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

(b)	The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2005. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

16

Item 29. Principal Underwriter

Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors® Variable Account B.

(a)	Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal	Position with
Business Address	Great American Advisors®, Inc.
James Lee Henderson (1)	President and Director
James T. McVey (1)	Chief Operating Officer and Senior Vice President and Director
Mark Francis Muething (1)	Vice President, Secretary and Director
Peter J. Nerone (1)	Vice President
Paul Ohlin (1)	Treasurer
Fred J. Runk (1)	Chief Compliance Officer

(1)	525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.

(c)	Required commission information is included in part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard Magoteaux, Treasurer of the Company, at the Administrative Office.

Item 31. Management Services

Not Applicable.

17

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

18

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 16 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 29th day of April, 2005.

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)

By:  /s/  Charles R. Scheper

Charles R. Scheper*
President,
Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:  /s/  Charles R. Scheper

Charles R. Scheper*
President,
Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to the registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Charles R. Scheper Charles R. Scheper*	Chief Executive Officer and Director	April 29, 2005

/s/ Richard L. Magoteaux Richard L. Magoteaux*	Treasurer	April 29, 2005

/s/ Stephen Craig Linder Stephen Craig Lindner*	Director	April 29, 2005

/s/ Mark Francis Muething Mark Francis Muething*	Director	April 29, 2005

/s/ Christopher P. Miliano Christopher P. Miliano*	Director	April 29, 2005

/s/ Michael J. Prager Michael J. Prager*	Director	April 29, 2005

/s/ John P. Gruber * John P. Gruber as Attorney-in-Fact		April 29, 2005

19

20

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

1.	Consent of Independent Registered Public Accounting Firm.

2.	Powers of Attorney.